UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-06093
Name of Registrant: Vanguard Institutional Index Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: March 31, 2018
Item 1: Schedule of Investments

Vanguard Institutional Index Fund

Schedule of Investments (unaudited)
As of March 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)1
Consumer Discretionary (12.6%)
*	Amazon.com Inc.	3,921,404	5,675,605
	Home Depot Inc.	11,396,277	2,031,272
	Comcast Corp. Class A	45,232,570	1,545,597
	Walt Disney Co.	14,673,329	1,473,789
*	Netflix Inc.	4,235,032	1,250,817
	McDonald's Corp.	7,780,078	1,216,649
*	Booking Holdings Inc.	475,956	990,174
	NIKE Inc. Class B	12,665,351	841,486
	Starbucks Corp.	13,715,220	793,974
	Time Warner Inc.	7,609,441	719,701
	Lowe's Cos. Inc.	8,099,630	710,742
*	Charter Communications Inc. Class A	1,815,410	564,992
	TJX Cos. Inc.	6,170,658	503,279
	General Motors Co.	12,322,370	447,795
	Ford Motor Co.	38,082,550	421,955
	Marriott International Inc. Class A	2,930,213	398,450
	Twenty-First Century Fox Inc. Class A	10,264,180	376,593
	Target Corp.	5,304,748	368,309
	Ross Stores Inc.	3,729,148	290,799
	Yum! Brands Inc.	3,244,902	276,238
	Carnival Corp.	3,962,061	259,832
	VF Corp.	3,212,110	238,082
	Dollar General Corp.	2,517,850	235,545
	Aptiv plc	2,594,484	220,453
*	Dollar Tree Inc.	2,313,926	219,592
*	O'Reilly Automotive Inc.	816,475	201,980
	Royal Caribbean Cruises Ltd.	1,668,756	196,479
	MGM Resorts International	4,974,296	174,200
	Best Buy Co. Inc.	2,481,832	173,703
	CBS Corp. Class B	3,367,954	173,079
*	AutoZone Inc.	265,911	172,494
	Omnicom Group Inc.	2,246,266	163,236
	Twenty-First Century Fox Inc.	4,306,656	156,633
	Hilton Worldwide Holdings Inc.	1,973,487	155,432
	Lennar Corp. Class A	2,625,603	154,753
	Tapestry Inc.	2,781,056	146,311
	DR Horton Inc.	3,337,353	146,310
*	Mohawk Industries Inc.	617,301	143,350
	Wynn Resorts Ltd.	784,134	142,995
	Expedia Group Inc.	1,194,027	131,832
	Genuine Parts Co.	1,431,747	128,628
	Newell Brands Inc.	4,739,913	120,773
*	Ulta Beauty Inc.	566,116	115,640
*	LKQ Corp.	3,025,024	114,800
	PVH Corp.	750,846	113,701
	Wyndham Worldwide Corp.	974,388	111,499
*	CarMax Inc.	1,767,123	109,456
	Kohl's Corp.	1,639,921	107,431
	Viacom Inc. Class B	3,443,074	106,942

*	Norwegian Cruise Line Holdings Ltd.	2,009,250	106,430
	Whirlpool Corp.	690,802	105,769
	Darden Restaurants Inc.	1,206,429	102,848
	Tiffany & Co.	995,442	97,215
	BorgWarner Inc.	1,933,360	97,113
	Hasbro Inc.	1,103,623	93,035
*	Michael Kors Holdings Ltd.	1,486,473	92,280
	L Brands Inc.	2,392,997	91,436
	Macy's Inc.	2,969,902	88,325
	Interpublic Group of Cos. Inc.	3,746,012	86,271
	Advance Auto Parts Inc.	721,225	85,501
*	DISH Network Corp. Class A	2,222,004	84,192
	News Corp. Class A	4,943,437	78,106
*	Chipotle Mexican Grill Inc. Class A	239,483	77,379
	Tractor Supply Co.	1,222,586	77,047
	PulteGroup Inc.	2,567,400	75,713
^	Harley-Davidson Inc.	1,644,206	70,504
	Gap Inc.	2,130,519	66,472
^	Hanesbrands Inc.	3,508,466	64,626
	Garmin Ltd.	1,081,703	63,745
	Goodyear Tire & Rubber Co.	2,341,611	62,240
	Ralph Lauren Corp. Class A	541,861	60,580
*	Discovery Communications Inc.	2,992,535	58,414
	Leggett & Platt Inc.	1,291,659	57,298
	Nordstrom Inc.	1,138,929	55,135
	Foot Locker Inc.	1,180,909	53,779
	H&R Block Inc.	2,044,046	51,939
^	Mattel Inc.	3,356,683	44,140
*	TripAdvisor Inc.	1,055,522	43,160
*,^ Discovery Communications Inc. Class A		1,492,951	31,994
*,^ Under Armour Inc. Class A		1,820,106	29,759
*,^ Under Armour Inc.		1,792,831	25,727
	Lennar Corp. Class B	46,974	2,240
			27,813,789
Consumer Staples (7.6%)
	Procter & Gamble Co.	24,603,023	1,950,528
	Coca-Cola Co.	37,469,709	1,627,309
	PepsiCo Inc.	13,879,476	1,514,945
	Philip Morris International Inc.	15,157,554	1,506,661
	Walmart Inc.	14,166,463	1,260,390
	Altria Group Inc.	18,547,183	1,155,860
	Costco Wholesale Corp.	4,285,397	807,497
	CVS Health Corp.	9,901,027	615,943
	Colgate-Palmolive Co.	8,542,004	612,291
	Mondelez International Inc. Class A	14,515,367	605,726
	Walgreens Boots Alliance Inc.	8,314,623	544,358
	Constellation Brands Inc. Class A	1,672,645	381,229
	Kimberly-Clark Corp.	3,422,137	376,880
	Kraft Heinz Co.	5,828,704	363,070
	Estee Lauder Cos. Inc. Class A	2,191,475	328,108
	Sysco Corp.	4,686,201	280,985
	General Mills Inc.	5,553,269	250,230
	Archer-Daniels-Midland Co.	5,457,776	236,704
*	Monster Beverage Corp.	4,035,109	230,848
	Tyson Foods Inc. Class A	2,904,399	212,573
	Dr Pepper Snapple Group Inc.	1,754,356	207,681
	Kroger Co.	8,601,256	205,914

Clorox Co.	1,262,668	168,074
Kellogg Co.	2,429,375	157,934
Conagra Brands Inc.	3,910,534	144,220
Brown-Forman Corp. Class B	2,552,491	138,855
JM Smucker Co.	1,109,368	137,573
Hershey Co.	1,374,917	136,062
Molson Coors Brewing Co. Class B	1,804,356	135,922
McCormick & Co. Inc.	1,181,865	125,739
Church & Dwight Co. Inc.	2,382,903	120,003
Hormel Foods Corp.	2,632,867	90,360
Coty Inc. Class A	4,613,483	84,427
Campbell Soup Co.	1,878,564	81,361
		16,796,260
Energy (5.7%)
Exxon Mobil Corp.	41,353,066	3,085,352
Chevron Corp.	18,642,895	2,126,036
Schlumberger Ltd.	13,505,737	874,902
ConocoPhillips	11,462,928	679,637
EOG Resources Inc.	5,647,069	594,467
Occidental Petroleum Corp.	7,467,342	485,079
Halliburton Co.	8,514,662	399,678
Phillips 66	4,097,483	393,031
Valero Energy Corp.	4,227,495	392,185
Marathon Petroleum Corp.	4,629,755	338,481
Anadarko Petroleum Corp.	5,339,668	322,569
Pioneer Natural Resources Co.	1,662,006	285,499
Kinder Morgan Inc.	18,514,894	278,834
ONEOK Inc.	4,007,493	228,106
* Concho Resources Inc.	1,454,792	218,699
Williams Cos. Inc.	8,073,812	200,715
Devon Energy Corp.	5,133,779	163,203
Noble Energy Inc.	4,802,799	145,525
Apache Corp.	3,722,304	143,234
Andeavor	1,380,487	138,822
National Oilwell Varco Inc.	3,708,013	136,492
Marathon Oil Corp.	8,293,961	133,782
Hess Corp.	2,613,027	132,271
TechnipFMC plc	4,282,646	126,124
Baker Hughes a GE Co.	4,128,476	114,648
EQT Corp.	2,389,634	113,532
Cabot Oil & Gas Corp.	4,499,502	107,898
Cimarex Energy Co.	929,983	86,953
Helmerich & Payne Inc.	1,060,996	70,620
* Newfield Exploration Co.	1,949,189	47,599
^ Range Resources Corp.	2,211,642	32,157
		12,596,130
Financials (14.7%)
JPMorgan Chase & Co.	33,493,909	3,683,325
* Berkshire Hathaway Inc. Class B	17,986,067	3,587,861
Bank of America Corp.	93,369,666	2,800,156
Wells Fargo & Co.	42,843,241	2,245,414
Citigroup Inc.	25,082,203	1,693,049
Goldman Sachs Group Inc.	3,447,821	868,368
US Bancorp	15,315,961	773,456
Morgan Stanley	13,464,818	726,562
PNC Financial Services Group Inc.	4,602,649	696,105

American Express Co.	7,030,796	655,833
BlackRock Inc.	1,207,773	654,275
Chubb Ltd.	4,529,764	619,536
Charles Schwab Corp.	11,695,120	610,719
CME Group Inc.	3,322,124	537,320
Bank of New York Mellon Corp.	9,854,848	507,820
American International Group Inc.	8,773,232	477,439
S&P Global Inc.	2,478,046	473,455
MetLife Inc.	10,116,764	464,258
Capital One Financial Corp.	4,745,414	454,706
Prudential Financial Inc.	4,118,234	426,443
Intercontinental Exchange Inc.	5,683,110	412,139
Marsh & McLennan Cos. Inc.	4,954,311	409,177
BB&T Corp.	7,586,750	394,814
Travelers Cos. Inc.	2,648,983	367,838
State Street Corp.	3,588,124	357,844
Progressive Corp.	5,683,052	346,268
Aon plc	2,402,663	337,166
Aflac Inc.	7,606,698	332,869
Allstate Corp.	3,459,342	327,946
SunTrust Banks Inc.	4,570,255	310,960
M&T Bank Corp.	1,465,647	270,207
Moody's Corp.	1,622,618	261,728
T. Rowe Price Group Inc.	2,387,162	257,742
Discover Financial Services	3,461,666	248,998
Synchrony Financial	6,973,382	233,818
Fifth Third Bancorp	6,771,302	214,989
Northern Trust Corp.	2,076,305	214,129
Ameriprise Financial Inc.	1,428,129	211,277
Regions Financial Corp.	10,955,016	203,544
KeyCorp	10,351,194	202,366
Citizens Financial Group Inc.	4,755,514	199,637
Willis Towers Watson plc	1,289,610	196,266
Hartford Financial Services Group Inc.	3,483,825	179,487
Huntington Bancshares Inc.	10,757,234	162,434
Comerica Inc.	1,686,389	161,775
Principal Financial Group Inc.	2,628,655	160,111
* Berkshire Hathaway Inc. Class A	531	158,822
Lincoln National Corp.	2,129,759	155,600
* E*TRADE Financial Corp.	2,600,757	144,108
XL Group Ltd.	2,507,253	138,551
Loews Corp.	2,633,403	130,959
Invesco Ltd.	3,976,697	127,294
Cboe Global Markets Inc.	1,100,940	125,617
* SVB Financial Group	515,730	123,780
Arthur J Gallagher & Co.	1,772,487	121,823
Raymond James Financial Inc.	1,262,875	112,914
Franklin Resources Inc.	3,176,806	110,172
Cincinnati Financial Corp.	1,456,289	108,144
Unum Group	2,156,002	102,647
Everest Re Group Ltd.	398,892	102,443
Zions Bancorporation	1,920,365	101,261
Affiliated Managers Group Inc.	530,960	100,659
Nasdaq Inc.	1,136,112	97,956
Torchmark Corp.	1,033,945	87,027
Leucadia National Corp.	3,059,294	69,538
People's United Financial Inc.	3,379,659	63,064

* Brighthouse Financial Inc.	937,720	48,199
Assurant Inc.	511,177	46,727
Navient Corp.	2,570,248	33,722
		32,342,656
Health Care (13.7%)
Johnson & Johnson	26,183,490	3,355,414
Pfizer Inc.	58,096,765	2,061,854
UnitedHealth Group Inc.	9,443,653	2,020,942
AbbVie Inc.	15,557,239	1,472,493
Merck & Co. Inc.	26,313,258	1,433,283
Amgen Inc.	6,523,706	1,112,161
Medtronic plc	13,226,611	1,061,039
Abbott Laboratories	16,987,475	1,017,890
Bristol-Myers Squibb Co.	15,933,039	1,007,765
Gilead Sciences Inc.	12,784,283	963,807
Thermo Fisher Scientific Inc.	3,921,240	809,579
Eli Lilly & Co.	9,409,338	728,000
* Celgene Corp.	7,340,644	654,859
Danaher Corp.	5,991,151	586,594
* Biogen Inc.	2,064,696	565,355
Becton Dickinson and Co.	2,598,445	563,083
Anthem Inc.	2,495,565	548,276
Allergan plc	3,223,699	542,516
Aetna Inc.	3,190,676	539,224
Stryker Corp.	3,144,540	506,019
* Intuitive Surgical Inc.	1,095,938	452,436
* Vertex Pharmaceuticals Inc.	2,477,768	403,827
Cigna Corp.	2,370,252	397,586
Zoetis Inc.	4,755,756	397,153
* Express Scripts Holding Co.	5,507,492	380,458
* Boston Scientific Corp.	13,418,514	366,594
Humana Inc.	1,343,680	361,222
* Illumina Inc.	1,434,615	339,172
Baxter International Inc.	4,849,915	315,438
* Edwards Lifesciences Corp.	2,049,764	285,983
McKesson Corp.	2,013,665	283,665
HCA Healthcare Inc.	2,731,688	264,974
* Regeneron Pharmaceuticals Inc.	753,615	259,515
* Alexion Pharmaceuticals Inc.	2,163,375	241,130
Zimmer Biomet Holdings Inc.	1,982,537	216,176
Agilent Technologies Inc.	3,149,832	210,724
* Mylan NV	5,023,842	206,832
Cardinal Health Inc.	3,071,110	192,497
* Centene Corp.	1,693,154	180,947
* Cerner Corp.	3,083,537	178,845
* Align Technology Inc.	703,837	176,755
* Nektar Therapeutics Class A	1,569,537	166,779
* IDEXX Laboratories Inc.	850,245	162,728
* Laboratory Corp. of America Holdings	994,506	160,861
* Waters Corp.	769,058	152,773
* Mettler-Toledo International Inc.	248,631	142,970
* Incyte Corp.	1,715,267	142,933
* IQVIA Holdings Inc.	1,422,926	139,603
ResMed Inc.	1,395,690	137,434
AmerisourceBergen Corp. Class A	1,586,216	136,748
Quest Diagnostics Inc.	1,323,560	132,753
Dentsply Sirona Inc.	2,244,202	112,906

Cooper Cos. Inc.	477,715	109,306
* Varian Medical Systems Inc.	891,057	109,288
Perrigo Co. plc	1,278,281	106,532
* Henry Schein Inc.	1,501,540	100,919
* Hologic Inc.	2,694,600	100,670
Universal Health Services Inc. Class B	849,873	100,633
* DaVita Inc.	1,422,520	93,801
PerkinElmer Inc.	1,076,859	81,540
* Envision Healthcare Corp.	1,176,904	45,228
		30,098,487
Industrials (10.2%)
Boeing Co.	5,398,692	1,770,123
3M Co.	5,811,683	1,275,781
General Electric Co.	84,735,358	1,142,233
Honeywell International Inc.	7,339,140	1,060,579
Union Pacific Corp.	7,682,248	1,032,725
United Technologies Corp.	7,258,930	913,319
Caterpillar Inc.	5,832,243	859,556
Lockheed Martin Corp.	2,424,816	819,418
United Parcel Service Inc. Class B	6,716,692	702,969
Raytheon Co.	2,815,853	607,717
General Dynamics Corp.	2,695,082	595,344
Northrop Grumman Corp.	1,698,981	593,148
FedEx Corp.	2,405,133	577,496
Deere & Co.	3,159,831	490,785
CSX Corp.	8,658,703	482,376
Illinois Tool Works Inc.	2,999,742	469,940
Emerson Electric Co.	6,194,901	423,112
Norfolk Southern Corp.	2,773,110	376,533
Delta Air Lines Inc.	6,347,738	347,919
Eaton Corp. plc	4,295,729	343,272
Waste Management Inc.	3,893,282	327,503
Johnson Controls International plc	9,038,483	318,516
Southwest Airlines Co.	5,279,712	302,422
Roper Technologies Inc.	1,003,567	281,691
Cummins Inc.	1,519,889	246,359
Fortive Corp.	2,988,905	231,700
Stanley Black & Decker Inc.	1,496,484	229,261
PACCAR Inc.	3,434,828	227,283
Parker-Hannifin Corp.	1,298,286	222,046
Rockwell Automation Inc.	1,246,712	217,177
Rockwell Collins Inc.	1,600,326	215,804
American Airlines Group Inc.	4,109,834	213,547
Ingersoll-Rand plc	2,438,407	208,508
Harris Corp.	1,158,854	186,900
AMETEK Inc.	2,257,903	171,533
* IHS Markit Ltd.	3,533,695	170,465
* United Continental Holdings Inc.	2,361,821	164,076
L3 Technologies Inc.	763,460	158,800
* Verisk Analytics Inc. Class A	1,514,219	157,479
Fastenal Co.	2,806,838	153,225
Textron Inc.	2,556,089	150,733
Dover Corp.	1,506,890	148,007
Republic Services Inc. Class A	2,198,452	145,603
TransDigm Group Inc.	473,966	145,479
Cintas Corp.	842,407	143,698
* United Rentals Inc.	824,666	142,445

WW Grainger Inc.	498,287	140,651
Equifax Inc.	1,171,945	138,067
Xylem Inc.	1,757,047	135,152
CH Robinson Worldwide Inc.	1,364,906	127,905
Masco Corp.	3,059,313	123,719
Huntington Ingalls Industries Inc.	442,544	114,070
Kansas City Southern	1,006,212	110,532
Pentair plc	1,618,540	110,271
Expeditors International of Washington Inc.	1,724,692	109,173
Nielsen Holdings plc	3,267,134	103,862
JB Hunt Transport Services Inc.	834,173	97,723
Arconic Inc.	4,140,109	95,388
AO Smith Corp.	1,417,765	90,156
Fortune Brands Home & Security Inc.	1,480,622	87,194
Snap-on Inc.	553,501	81,664
Allegion plc	927,561	79,112
Fluor Corp.	1,366,610	78,197
Alaska Air Group Inc.	1,197,981	74,227
Robert Half International Inc.	1,210,939	70,101
Jacobs Engineering Group Inc.	1,174,028	69,444
Acuity Brands Inc.	412,438	57,407
Flowserve Corp.	1,276,398	55,306
* Quanta Services Inc.	1,504,178	51,668
* Stericycle Inc.	836,443	48,957
		22,414,551
Information Technology (24.8%)
Apple Inc.	49,519,260	8,308,341
Microsoft Corp.	75,145,153	6,858,498
* Facebook Inc. Class A	23,382,755	3,736,330
* Alphabet Inc. Class C	2,969,541	3,063,943
* Alphabet Inc. Class A	2,913,913	3,022,136
Intel Corp.	45,674,030	2,378,704
Visa Inc. Class A	17,592,718	2,104,441
Cisco Systems Inc.	47,015,463	2,016,493
Mastercard Inc. Class A	9,009,472	1,578,099
NVIDIA Corp.	5,904,437	1,367,409
Oracle Corp.	29,491,824	1,349,251
International Business Machines Corp.	8,360,724	1,282,786
* Adobe Systems Inc.	4,797,506	1,036,645
Texas Instruments Inc.	9,601,624	997,513
Broadcom Ltd.	4,006,130	944,045
Accenture plc Class A	6,018,537	923,845
* PayPal Holdings Inc.	11,010,084	835,335
QUALCOMM Inc.	14,447,536	800,538
* salesforce.com Inc.	6,696,882	778,847
* Micron Technology Inc.	11,284,884	588,394
Applied Materials Inc.	10,254,215	570,237
Activision Blizzard Inc.	7,403,664	499,451
Automatic Data Processing Inc.	4,326,059	490,921
Cognizant Technology Solutions Corp. Class A	5,738,797	461,973
Intuit Inc.	2,374,660	411,647
* eBay Inc.	9,185,948	369,643
* Electronic Arts Inc.	2,993,430	362,923
HP Inc.	15,981,284	350,310
TE Connectivity Ltd.	3,427,926	342,450
Analog Devices Inc.	3,609,439	328,928
Lam Research Corp.	1,590,290	323,083

	Fidelity National Information Services Inc.	3,232,342	311,275
*	Fiserv Inc.	4,033,006	287,594
	DXC Technology Co.	2,784,155	279,891
*	Autodesk Inc.	2,149,570	269,943
	Hewlett Packard Enterprise Co.	15,292,994	268,239
	Western Digital Corp.	2,903,989	267,951
*	Red Hat Inc.	1,727,455	258,272
	Amphenol Corp. Class A	2,982,063	256,845
	Corning Inc.	8,481,504	236,464
	Microchip Technology Inc.	2,287,235	208,962
	Paychex Inc.	3,119,871	192,153
	Xilinx Inc.	2,487,111	179,669
	Skyworks Solutions Inc.	1,781,130	178,576
	Global Payments Inc.	1,553,062	173,197
	KLA-Tencor Corp.	1,528,582	166,631
	Motorola Solutions Inc.	1,581,019	166,481
	Seagate Technology plc	2,779,722	162,669
	NetApp Inc.	2,614,851	161,310
	Symantec Corp.	6,050,443	156,404
	Total System Services Inc.	1,614,908	139,302
*	ANSYS Inc.	818,558	128,260
*	Synopsys Inc.	1,451,528	120,825
*	Akamai Technologies Inc.	1,660,843	117,887
*	Citrix Systems Inc.	1,262,311	117,142
*	Take-Two Interactive Software Inc.	1,116,009	109,123
*	Gartner Inc.	885,193	104,116
	CA Inc.	3,053,649	103,519
*	Cadence Design Systems Inc.	2,757,003	101,375
	Alliance Data Systems Corp.	470,180	100,083
*	VeriSign Inc.	813,803	96,485
*	F5 Networks Inc.	602,576	87,139
*	Qorvo Inc.	1,232,717	86,845
	Western Union Co.	4,484,496	86,237
*	IPG Photonics Corp.	368,793	86,069
	Juniper Networks Inc.	3,360,303	81,756
*,^ Advanced Micro Devices Inc.		8,027,682	80,678
	FLIR Systems Inc.	1,354,303	67,729
	CSRA Inc.	1,602,919	66,088
	Xerox Corp.	2,084,550	59,993
			54,606,336
Materials (2.8%)
	DowDuPont Inc.	22,836,362	1,454,905
	Monsanto Co.	4,302,318	502,037
	Praxair Inc.	2,802,108	404,344
	Ecolab Inc.	2,537,255	347,782
	Air Products & Chemicals Inc.	2,136,639	339,790
	LyondellBasell Industries NV Class A	3,157,385	333,672
	Sherwin-Williams Co.	807,276	316,549
	PPG Industries Inc.	2,483,441	277,152
*	Freeport-McMoRan Inc.	13,140,339	230,876
	International Paper Co.	4,029,937	215,320
	Newmont Mining Corp.	5,206,500	203,418
	Nucor Corp.	3,102,373	189,524
	WestRock Co.	2,489,380	159,744
	Vulcan Materials Co.	1,293,509	147,680
	Eastman Chemical Co.	1,395,194	147,305
	Ball Corp.	3,416,883	135,684

Martin Marietta Materials Inc.	612,784	127,030
International Flavors & Fragrances Inc.	770,998	105,557
Packaging Corp. of America	921,358	103,837
FMC Corp.	1,311,706	100,437
Albemarle Corp.	1,078,134	99,986
Avery Dennison Corp.	859,194	91,289
CF Industries Holdings Inc.	2,279,717	86,014
Mosaic Co.	3,415,994	82,940
Sealed Air Corp.	1,630,031	69,749
		6,272,621
Real Estate (2.8%)
American Tower Corp.	4,302,483	625,323
Simon Property Group Inc.	3,036,735	468,720
Crown Castle International Corp.	4,047,007	443,592
Prologis Inc.	5,202,451	327,702
Equinix Inc.	773,233	323,320
Public Storage	1,462,285	293,027
Weyerhaeuser Co.	7,370,727	257,975
AvalonBay Communities Inc.	1,347,758	221,652
Equity Residential	3,593,404	221,426
Digital Realty Trust Inc.	2,004,901	211,277
Welltower Inc.	3,614,438	196,734
* SBA Communications Corp. Class A	1,137,002	194,336
Boston Properties Inc.	1,506,183	185,592
Ventas Inc.	3,476,154	172,174
Essex Property Trust Inc.	644,535	155,127
Realty Income Corp.	2,774,876	143,544
* CBRE Group Inc. Class A	2,949,126	139,258
Host Hotels & Resorts Inc.	7,169,199	133,634
GGP Inc.	6,164,196	126,120
Alexandria Real Estate Equities Inc.	988,769	123,487
Vornado Realty Trust	1,688,864	113,661
Extra Space Storage Inc.	1,231,503	107,584
HCP Inc.	4,587,140	106,559
Mid-America Apartment Communities Inc.	1,108,956	101,181
UDR Inc.	2,617,286	93,228
Duke Realty Corp.	3,489,290	92,396
Iron Mountain Inc.	2,741,801	90,096
Regency Centers Corp.	1,447,709	85,386
SL Green Realty Corp.	879,884	85,199
Federal Realty Investment Trust	713,154	82,804
Apartment Investment & Management Co.	1,532,163	62,436
Kimco Realty Corp.	4,146,269	59,706
Macerich Co.	1,057,128	59,220
		6,103,476
Telecommunication Services (1.9%)
AT&T Inc.	59,921,676	2,136,208
Verizon Communications Inc.	40,285,910	1,926,472
CenturyLink Inc.	9,492,468	155,961
		4,218,641
Utilities (2.8%)
NextEra Energy Inc.	4,590,929	749,836
Duke Energy Corp.	6,832,878	529,343
Southern Co.	9,839,083	439,414
Dominion Energy Inc.	6,358,305	428,741
Exelon Corp.	9,418,442	367,413

	American Electric Power Co. Inc.			4,802,104	329,376
	Sempra Energy			2,491,603	277,116
	Public Service Enterprise Group Inc.			4,925,964	247,480
	Consolidated Edison Inc.			3,028,854	236,069
	Xcel Energy Inc.			4,958,837	225,528
	PG&E Corp.			5,025,401	220,766
	Edison International			3,179,469	202,405
	WEC Energy Group Inc.			3,078,990	193,053
	PPL Corp.			6,772,623	191,598
	DTE Energy Co.			1,750,472	182,749
	Eversource Energy			3,092,831	182,230
	FirstEnergy Corp.			4,364,993	148,453
	American Water Works Co. Inc.			1,742,628	143,122
	Entergy Corp.			1,765,083	139,053
	Ameren Corp.			2,369,587	134,190
	CMS Energy Corp.			2,758,179	124,918
	CenterPoint Energy Inc.			4,205,708	115,236
	Alliant Energy Corp.			2,255,099	92,143
	NRG Energy Inc.			2,940,264	89,766
	Pinnacle West Capital Corp.			1,091,023	87,064
	NiSource Inc.			3,286,959	78,591
	AES Corp.			6,446,038	73,292
	SCANA Corp.			1,394,963	52,381
					6,281,326
Total Common Stocks (Cost $124,433,467)					219,544,273
		Coupon
Temporary Cash Investments (0.2%)1
Money Market Fund (0.2%)
2,3 Vanguard Market Liquidity Fund		1.775%		3,569,052	356,905

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	1.398%	5/3/18	12,000	11,983
4	United States Treasury Bill	1.446%	5/31/18	20,275	20,220
4	United States Treasury Bill	1.578%–1.599%	6/7/18	8,300	8,275
4	United States Treasury Bill	1.633%	6/14/18	4,000	3,986
4	United States Treasury Bill	1.509%	6/21/18	900	897
4	United States Treasury Bill	1.512%	6/28/18	4,500	4,482
4	United States Treasury Bill	1.737%	7/19/18	5,000	4,974
					54,817
Total Temporary Cash Investments (Cost $411,709)					411,722
Total Investments (99.8%) (Cost $124,845,176)					219,955,995
Other Asset and Liabilities-Net (0.2%)3					354,790
Net Assets (100%)					220,310,785

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $47,367,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $48,632,000 of collateral received for securities on loan.

4 Securities with a value of $31,461,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2018	5,441	719,028	(35,219)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)

Institutional Index Fund

Common Stocks	219,544,273	—	—
Temporary Cash Investments	356,905	54,817	—
Futures Contracts—Assets[1]	9,223	—	—
Total	219,910,401	54,817	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At March 31, 2018, the cost of investment securities for tax purposes was $124,845,176,000. Net unrealized appreciation of investment securities for tax purposes was $95,110,819,000, consisting of unrealized gains of $100,286,630,000 on securities that had risen in value since their purchase and $5,175,811,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Institutional Total Stock Market Index Fund

Schedule of Investments (unaudited)
As of March 31, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)1
Basic Materials (2.5%)
	DowDuPont Inc.	3,604,073	229,615
	Praxair Inc.	442,640	63,873
	Ecolab Inc.	401,476	55,030
	Air Products & Chemicals Inc.	338,471	53,827
	LyondellBasell Industries NV Class A	488,520	51,627
	PPG Industries Inc.	386,641	43,149
*	Freeport-McMoRan Inc.	2,133,524	37,486
	International Paper Co.	638,410	34,110
	Newmont Mining Corp.	827,352	32,325
	Nucor Corp.	492,047	30,059
	Celanese Corp. Class A	210,097	21,054
	Eastman Chemical Co.	199,309	21,043
	International Flavors & Fragrances Inc.	121,837	16,681
	Albemarle Corp.	171,150	15,872
	FMC Corp.	207,276	15,871
	Steel Dynamics Inc.	347,912	15,385
	Avery Dennison Corp.	136,371	14,489
	Chemours Co.	284,163	13,842
	CF Industries Holdings Inc.	361,463	13,638
	Mosaic Co.	540,124	13,114
*	Alcoa Corp.	286,041	12,860
*	Axalta Coating Systems Ltd.	340,052	10,266
	RPM International Inc.	204,395	9,744
	United States Steel Corp.	272,521	9,590
	Huntsman Corp.	313,076	9,157
	Reliance Steel & Aluminum Co.	105,890	9,079
	Royal Gold Inc.	100,670	8,645
	Olin Corp.	257,759	7,833
	Ashland Global Holdings Inc.	96,462	6,732
	Westlake Chemical Corp.	60,032	6,673
	Versum Materials Inc.	168,286	6,333
	WR Grace & Co.	103,421	6,332
	NewMarket Corp.	14,689	5,900
	PolyOne Corp.	126,085	5,361
	Scotts Miracle-Gro Co.	61,965	5,314
*	Univar Inc.	174,725	4,849
	Peabody Energy Corp.	131,655	4,805
	Cabot Corp.	85,982	4,791
*	Ingevity Corp.	64,848	4,779
	Sensient Technologies Corp.	67,632	4,773
	KapStone Paper and Packaging Corp.	133,263	4,572
*	Allegheny Technologies Inc.	192,930	4,569
	Domtar Corp.	98,131	4,174
	Balchem Corp.	50,985	4,168
	HB Fuller Co.	76,916	3,825
	Minerals Technologies Inc.	54,451	3,645
	Commercial Metals Co.	170,201	3,482
*	Cleveland-Cliffs Inc.	463,410	3,221
	Compass Minerals International Inc.	52,493	3,165

^	US Silica Holdings Inc.	123,472	3,151
*	Platform Specialty Products Corp.	326,434	3,144
	Carpenter Technology Corp.	71,035	3,134
*	GCP Applied Technologies Inc.	105,822	3,074
*	Ferro Corp.	130,862	3,039
	Worthington Industries Inc.	69,386	2,978
	Arch Coal Inc. Class A	31,733	2,916
	Quaker Chemical Corp.	19,682	2,916
	Innospec Inc.	38,720	2,656
*	Cambrex Corp.	50,457	2,639
	Stepan Co.	31,109	2,588
	Tronox Ltd. Class A	135,594	2,500
	Kaiser Aluminum Corp.	24,618	2,484
*	Kraton Corp.	49,032	2,339
*	Coeur Mining Inc.	282,836	2,263
	Hecla Mining Co.	609,764	2,238
*	AK Steel Holding Corp.	482,971	2,188
	Neenah Inc.	26,176	2,052
	Rayonier Advanced Materials Inc.	80,683	1,732
	A Schulman Inc.	40,279	1,732
*	AdvanSix Inc.	44,823	1,559
	PH Glatfelter Co.	69,738	1,432
	Chase Corp.	11,425	1,330
*	Koppers Holdings Inc.	32,143	1,321
	Innophos Holdings Inc.	32,353	1,301
	Warrior Met Coal Inc.	44,691	1,252
	KMG Chemicals Inc.	20,285	1,216
*	Century Aluminum Co.	73,338	1,213
*	CSW Industrials Inc.	26,216	1,181
*	CONSOL Energy Inc.	38,626	1,119
*	SunCoke Energy Inc.	100,154	1,078
*,^ Fairmount Santrol Holdings Inc.		248,236	1,055
*	Clearwater Paper Corp.	26,651	1,042
	Tredegar Corp.	51,909	932
*	Verso Corp.	52,298	881
	American Vanguard Corp.	41,971	848
	Kronos Worldwide Inc.	35,752	808
*	Resolute Forest Products Inc.	96,759	803
*	OMNOVA Solutions Inc.	73,095	768
*	Codexis Inc.	67,816	746
	Haynes International Inc.	19,892	738
*	Veritiv Corp.	16,978	666
*	PQ Group Holdings Inc.	43,784	612
	Hawkins Inc.	15,379	541
*	Nexeo Solutions Inc.	47,612	509
*	Intrepid Potash Inc.	132,867	484
	FutureFuel Corp.	32,588	391
*	Cloud Peak Energy Inc.	127,884	372
	Gold Resource Corp.	80,637	364
	Olympic Steel Inc.	16,393	336
*	Universal Stainless & Alloy Products Inc.	10,736	295
*	AgroFresh Solutions Inc.	39,917	293
*,^ Uranium Energy Corp.		208,018	273
	Hallador Energy Co.	35,194	242
*	ChromaDex Corp.	54,307	228
	Ampco-Pittsburgh Corp.	20,590	183
*	Ryerson Holding Corp.	20,819	170

	Northern Technologies International Corp.	7,320	165
*	LSB Industries Inc.	26,149	160
*	Ur-Energy Inc.	225,447	135
	Synalloy Corp.	8,721	125
*	NL Industries Inc.	11,171	88
	Friedman Industries Inc.	14,338	84
*,^ Marrone Bio Innovations Inc.		38,070	76
*,^ Pershing Gold Corp.		35,760	73
*,^ Golden Minerals Co.		174,185	70
*	Senomyx Inc.	66,934	60
*,^ Westwater Resources Inc.		59,443	34
*	Ikonics Corp.	3,253	28
*	General Moly Inc.	71,757	27
*,^ Solitario Zinc Corp.		56,237	26
	United-Guardian Inc.	1,067	19
*	Ramaco Resources Inc.	1,279	9
*,^ US Gold Corp.		915	1
*	Comstock Mining Inc.	4,391	1
*	Paramount Gold Nevada Corp.	700	1
			1,052,254
Consumer Goods (8.4%)
	Procter & Gamble Co.	3,897,854	309,022
	Coca-Cola Co.	5,929,894	257,535
	PepsiCo Inc.	2,195,598	239,650
	Philip Morris International Inc.	2,402,951	238,853
	Altria Group Inc.	2,939,772	183,207
	NIKE Inc. Class B	2,008,544	133,448
	Colgate-Palmolive Co.	1,354,971	97,124
	Mondelez International Inc. Class A	2,185,395	91,197
	Monsanto Co.	645,706	75,347
	Activision Blizzard Inc.	1,111,009	74,949
	General Motors Co.	1,948,568	70,811
	Ford Motor Co.	6,040,786	66,932
	Kimberly-Clark Corp.	544,581	59,975
	Kraft Heinz Co.	941,441	58,642
*	Electronic Arts Inc.	475,275	57,622
	Constellation Brands Inc. Class A	252,266	57,496
*,^ Tesla Inc.		209,274	55,694
	Estee Lauder Cos. Inc. Class A	347,212	51,985
	General Mills Inc.	881,966	39,741
	Archer-Daniels-Midland Co.	865,431	37,534
*	Monster Beverage Corp.	654,370	37,437
	Stanley Black & Decker Inc.	237,465	36,380
	VF Corp.	488,790	36,229
	Aptiv plc	411,724	34,984
	Tyson Foods Inc. Class A	460,231	33,684
	Dr Pepper Snapple Group Inc.	278,444	32,962
	Kellogg Co.	427,051	27,763
	Clorox Co.	200,082	26,633
	DR Horton Inc.	554,971	24,330
	Lennar Corp. Class A	393,793	23,210
	Tapestry Inc.	440,621	23,181
	Conagra Brands Inc.	619,746	22,856
*	Mohawk Industries Inc.	97,724	22,693
	Hershey Co.	220,002	21,771
	Brown-Forman Corp. Class B	385,747	20,985
	JM Smucker Co.	166,490	20,646

	Molson Coors Brewing Co. Class B	271,731	20,469
	McCormick & Co. Inc.	187,596	19,958
	Genuine Parts Co.	216,605	19,460
	Church & Dwight Co. Inc.	385,099	19,394
	Lear Corp.	103,813	19,319
	Newell Brands Inc.	756,783	19,283
	PVH Corp.	119,858	18,150
*	Take-Two Interactive Software Inc.	177,022	17,309
*	LKQ Corp.	456,100	17,309
	Whirlpool Corp.	109,571	16,776
	BorgWarner Inc.	325,364	16,343
	Bunge Ltd.	217,102	16,053
*	NVR Inc.	5,425	15,190
	Hasbro Inc.	173,066	14,589
	Ingredion Inc.	111,474	14,371
	Hormel Foods Corp.	408,756	14,028
*	Lululemon Athletica Inc.	155,770	13,882
*	Michael Kors Holdings Ltd.	223,160	13,854
	Lamb Weston Holdings Inc.	226,476	13,185
	Campbell Soup Co.	301,846	13,073
	Snap-on Inc.	87,403	12,895
	Coty Inc. Class A	697,131	12,757
	PulteGroup Inc.	402,091	11,858
^	Harley-Davidson Inc.	260,302	11,162
*	WABCO Holdings Inc.	83,165	11,133
*	US Foods Holding Corp.	329,821	10,808
	Leucadia National Corp.	469,260	10,666
*	Middleby Corp.	86,107	10,659
	Polaris Industries Inc.	92,152	10,553
^	Hanesbrands Inc.	558,034	10,279
	Pinnacle Foods Inc.	182,886	9,894
	Goodyear Tire & Rubber Co.	370,325	9,843
	Gentex Corp.	424,161	9,764
	Ralph Lauren Corp. Class A	85,652	9,576
	Toll Brothers Inc.	215,019	9,300
*	Herbalife Ltd.	94,805	9,241
	Leggett & Platt Inc.	203,781	9,040
	Thor Industries Inc.	77,606	8,938
	Pool Corp.	58,667	8,578
	Brunswick Corp.	135,542	8,050
*	Skechers U.S.A. Inc. Class A	197,081	7,664
	Carter's Inc.	72,904	7,589
*	Post Holdings Inc.	97,878	7,415
^	Mattel Inc.	527,339	6,935
	Valvoline Inc.	310,023	6,861
	Delphi Technologies plc	136,971	6,527
	Flowers Foods Inc.	273,771	5,985
	Dana Inc.	225,402	5,806
	Nu Skin Enterprises Inc. Class A	76,684	5,652
*,^ Wayfair Inc.		83,661	5,650
	Energizer Holdings Inc.	91,978	5,480
*	Blue Buffalo Pet Products Inc.	136,277	5,425
*	Visteon Corp.	47,768	5,266
*	Hain Celestial Group Inc.	153,127	4,911
*,^ Under Armour Inc. Class A		287,055	4,693
*	Zynga Inc. Class A	1,211,262	4,433
*	Deckers Outdoor Corp.	49,077	4,418

*	Darling Ingredients Inc.	253,527	4,386
	Tenneco Inc.	78,667	4,316
*,^ Under Armour Inc.		296,662	4,257
*	Welbilt Inc.	218,395	4,248
*	Edgewell Personal Care Co.	83,885	4,095
	Wolverine World Wide Inc.	141,011	4,075
*	Taylor Morrison Home Corp. Class A	171,887	4,002
	KB Home	138,455	3,939
	LCI Industries	36,994	3,853
	Sanderson Farms Inc.	31,976	3,806
*	TRI Pointe Group Inc.	230,724	3,791
^	Spectrum Brands Holdings Inc.	35,804	3,713
*	Helen of Troy Ltd.	42,458	3,694
	Columbia Sportswear Co.	48,326	3,694
	Lancaster Colony Corp.	29,758	3,664
	Steven Madden Ltd.	81,852	3,593
*	Cooper-Standard Holdings Inc.	27,335	3,357
*	TreeHouse Foods Inc.	86,591	3,314
*	Tempur Sealy International Inc.	71,711	3,248
	Tupperware Brands Corp.	66,948	3,239
	Vector Group Ltd.	158,405	3,230
	J&J Snack Foods Corp.	23,412	3,197
	Herman Miller Inc.	93,328	2,982
*	Dorman Products Inc.	42,149	2,791
	WD-40 Co.	20,704	2,727
*	Meritage Homes Corp.	58,441	2,644
*	American Axle & Manufacturing Holdings Inc.	172,911	2,632
*,^ iRobot Corp.		40,333	2,589
	HNI Corp.	68,592	2,475
^	B&G Foods Inc.	103,443	2,452
*	Boston Beer Co. Inc. Class A	12,943	2,447
	Callaway Golf Co.	148,906	2,436
*	G-III Apparel Group Ltd.	63,458	2,391
*	Cavco Industries Inc.	13,672	2,376
	Interface Inc. Class A	93,705	2,361
^	Cooper Tire & Rubber Co.	79,870	2,340
	La-Z-Boy Inc.	74,291	2,225
*	Central Garden & Pet Co. Class A	55,939	2,216
*	Hostess Brands Inc. Class A	149,500	2,211
	ACCO Brands Corp.	168,006	2,108
	Fresh Del Monte Produce Inc.	46,256	2,093
	Calavo Growers Inc.	22,620	2,086
*	Sleep Number Corp.	58,492	2,056
	MDC Holdings Inc.	70,898	1,979
*	Gentherm Inc.	57,881	1,965
	Schweitzer-Mauduit International Inc.	50,099	1,961
*	Avon Products Inc.	686,678	1,950
	Universal Corp.	40,106	1,945
	Seaboard Corp.	455	1,941
*	Fox Factory Holding Corp.	54,831	1,914
*	Cal-Maine Foods Inc.	43,403	1,897
*	LGI Homes Inc.	26,536	1,873
	Oxford Industries Inc.	24,992	1,863
*	Pilgrim's Pride Corp.	75,595	1,860
	MGP Ingredients Inc.	19,255	1,725
*	USANA Health Sciences Inc.	19,403	1,667
*	Crocs Inc.	102,537	1,666

	Winnebago Industries Inc.	44,258	1,664
*	Modine Manufacturing Co.	75,494	1,597
	Medifast Inc.	17,080	1,596
	National Beverage Corp.	17,839	1,588
	Steelcase Inc. Class A	115,598	1,572
	Camping World Holdings Inc. Class A	47,406	1,529
	Lennar Corp. Class B	31,655	1,510
	Knoll Inc.	72,933	1,473
	Standard Motor Products Inc.	30,637	1,457
*	Vista Outdoor Inc.	89,071	1,454
*,^ Fitbit Inc. Class A		283,829	1,448
*	M/I Homes Inc.	42,318	1,348
	Andersons Inc.	40,592	1,344
	Inter Parfums Inc.	28,179	1,329
	Briggs & Stratton Corp.	61,417	1,315
	Coca-Cola Bottling Co. Consolidated	7,558	1,305
*	William Lyon Homes Class A	46,572	1,280
	Nutrisystem Inc.	47,443	1,279
	Phibro Animal Health Corp. Class A	31,189	1,238
	Dean Foods Co.	143,619	1,238
	Acushnet Holdings Corp.	53,251	1,230
*	Stoneridge Inc.	42,821	1,182
*	Century Communities Inc.	37,175	1,113
*	Universal Electronics Inc.	20,130	1,048
*	Unifi Inc.	28,448	1,031
	Titan International Inc.	81,595	1,029
*	Malibu Boats Inc. Class A	30,235	1,004
	Movado Group Inc.	24,991	960
	Kimball International Inc. Class B	52,334	892
	Ethan Allen Interiors Inc.	38,511	884
*,^ GoPro Inc. Class A		178,563	855
*	Fossil Group Inc.	66,446	844
	Tower International Inc.	28,718	797
*	Beazer Homes USA Inc.	49,673	792
	John B Sanfilippo & Son Inc.	13,637	789
^	National Presto Industries Inc.	7,924	743
*,^ elf Beauty Inc.		37,821	733
*	MCBC Holdings Inc.	26,562	669
	Hooker Furniture Corp.	17,970	659
*	Glu Mobile Inc.	170,862	644
*	Motorcar Parts of America Inc.	29,274	627
*	Nautilus Inc.	45,745	615
	Culp Inc.	19,680	601
*	Freshpet Inc.	36,257	596
^	Tootsie Roll Industries Inc.	20,183	594
*	Central Garden & Pet Co.	13,588	584
*	Perry Ellis International Inc.	19,367	500
*	Farmer Brothers Co.	16,095	486
	Bassett Furniture Industries Inc.	15,874	482
*	ZAGG Inc.	39,099	477
	Superior Industries International Inc.	35,606	474
	Flexsteel Industries Inc.	11,379	450
*	Primo Water Corp.	38,032	445
	Johnson Outdoors Inc. Class A	6,747	418
*,^ 22nd Century Group Inc.		173,168	407
	Weyco Group Inc.	11,573	389
	Limoneira Co.	15,910	378

*	Vera Bradley Inc.	34,158	362
*	Alliance One International Inc.	12,741	332
*	Hovnanian Enterprises Inc. Class A	169,959	311
*	Seneca Foods Corp. Class A	10,528	292
	Superior Uniform Group Inc.	11,098	292
*	Craft Brew Alliance Inc.	15,588	290
*,^ Eastman Kodak Co.		53,569	287
	Core Molding Technologies Inc.	14,876	265
*,^ Revlon Inc. Class A		12,613	260
	Rocky Brands Inc.	10,988	236
*	Skyline Corp.	10,242	225
*	New Home Co. Inc.	20,266	225
	Lifetime Brands Inc.	18,025	224
	Marine Products Corp.	15,286	214
	Oil-Dri Corp. of America	5,275	212
	Turning Point Brands Inc.	10,586	206
*,^ Vuzix Corp.		35,692	196
	Strattec Security Corp.	5,352	195
	Escalade Inc.	13,847	190
	Hamilton Beach Brands Holding Co. Class A	8,757	186
	Alico Inc.	6,771	184
*	Clarus Corp.	27,241	184
*	Castle Brands Inc.	144,703	179
*	Shiloh Industries Inc.	20,139	175
*	Delta Apparel Inc.	9,636	174
*,^ Jamba Inc.		18,602	159
*,^ Akoustis Technologies Inc.		26,994	157
*	Natural Alternatives International Inc.	12,166	134
	Libbey Inc.	25,544	125
*	Coffee Holding Co. Inc.	27,594	120
*	Lifeway Foods Inc.	19,311	116
*	JAKKS Pacific Inc.	53,883	113
	Mannatech Inc.	7,199	113
*	Lakeland Industries Inc.	8,700	113
	Kewaunee Scientific Corp.	3,287	112
*	Nature's Sunshine Products Inc.	10,016	110
*	Funko Inc. Class A	13,160	108
*,^ Iconix Brand Group Inc.		96,145	107
*,^ PolarityTE Inc.		5,858	106
*,^ S&W Seed Co.		29,005	104
*,^ Veru Inc.		52,315	95
*	US Auto Parts Network Inc.	44,190	91
*	Lifevantage Corp.	24,902	90
*,^ Orchids Paper Products Co.		10,552	86
*	Sequential Brands Group Inc.	39,641	83
	LS Starrett Co. Class A	11,175	75
*,^ New Age Beverages Corp.		24,648	60
*	Emerson Radio Corp.	37,808	55
	Virco Manufacturing Corp.	12,967	53
*	Zedge Inc. Class B	14,083	45
	Acme United Corp.	1,981	41
*	Dixie Group Inc.	13,898	38
*,^ Lipocine Inc.		24,909	38
*	Celsius Holdings Inc.	7,735	34
	Unique Fabricating Inc.	3,400	29
*	Summer Infant Inc.	22,600	26
	Crown Crafts Inc.	4,278	25

*	Cherokee Inc.	17,282	22
*	Alpha Pro Tech Ltd.	6,000	20
*,^ Long Blockchain Corp.		7,160	19
	CompX International Inc.	1,065	15
*	Willamette Valley Vineyards Inc.	1,400	11
*	Cyanotech Corp.	997	5
	Rocky Mountain Chocolate Factory Inc.	224	3
			3,563,499
Consumer Services (13.0%)
*	Amazon.com Inc.	636,690	921,507
	Home Depot Inc.	1,806,176	321,933
	Comcast Corp. Class A	7,172,221	245,075
	Walt Disney Co.	2,209,531	221,925
	Walmart Inc.	2,291,571	203,881
	McDonald's Corp.	1,233,260	192,857
*	Netflix Inc.	638,078	188,456
*	Booking Holdings Inc.	75,456	156,978
	Costco Wholesale Corp.	679,436	128,026
	Starbucks Corp.	2,065,326	119,562
	Time Warner Inc.	1,144,809	108,276
	Lowe's Cos. Inc.	1,220,337	107,085
	CVS Health Corp.	1,570,748	97,716
	Walgreens Boots Alliance Inc.	1,304,084	85,378
*	Charter Communications Inc. Class A	258,461	80,438
	TJX Cos. Inc.	929,463	75,807
*	eBay Inc.	1,486,851	59,831
	Twenty-First Century Fox Inc. Class A	1,627,655	59,719
	Target Corp.	842,210	58,475
	Marriott International Inc. Class A	415,141	56,451
	Delta Air Lines Inc.	993,464	54,452
	Southwest Airlines Co.	819,222	46,925
	Ross Stores Inc.	590,490	46,046
	McKesson Corp.	318,987	44,936
	Las Vegas Sands Corp.	611,003	43,931
	Yum! Brands Inc.	514,766	43,822
	Sysco Corp.	725,936	43,527
	Carnival Corp.	619,169	40,605
	Dollar General Corp.	419,819	39,274
*	Dollar Tree Inc.	367,419	34,868
	American Airlines Group Inc.	659,560	34,271
	Kroger Co.	1,366,541	32,715
*	O'Reilly Automotive Inc.	130,694	32,331
	Royal Caribbean Cruises Ltd.	265,203	31,225
	Cardinal Health Inc.	486,973	30,523
*	United Continental Holdings Inc.	399,638	27,763
	MGM Resorts International	787,896	27,592
*	AutoZone Inc.	42,272	27,421
	Best Buy Co. Inc.	385,494	26,981
	CBS Corp. Class B	519,869	26,716
	Omnicom Group Inc.	357,016	25,944
	Hilton Worldwide Holdings Inc.	317,442	25,002
	Twenty-First Century Fox Inc.	684,290	24,888
	Wynn Resorts Ltd.	127,076	23,174
	AmerisourceBergen Corp. Class A	254,565	21,946
	Expedia Group Inc.	193,528	21,367
*	Ulta Beauty Inc.	89,469	18,276
	Tiffany & Co.	182,174	17,791

*	Liberty Interactive Corp. QVC Group Class A	703,428	17,705
	Nielsen Holdings plc	553,676	17,601
	Viacom Inc. Class B	566,018	17,581
*	CarMax Inc.	278,873	17,273
	Kohl's Corp.	260,386	17,058
	Wyndham Worldwide Corp.	147,076	16,830
*	Norwegian Cruise Line Holdings Ltd.	311,344	16,492
*	Copart Inc.	321,945	16,397
	Darden Restaurants Inc.	190,544	16,244
	Domino's Pizza Inc.	66,935	15,633
	Aramark	378,421	14,970
	L Brands Inc.	371,462	14,194
*	Burlington Stores Inc.	105,601	14,061
	Macy's Inc.	471,527	14,023
*	Chipotle Mexican Grill Inc. Class A	43,233	13,969
	Interpublic Group of Cos. Inc.	604,318	13,917
	Vail Resorts Inc.	62,559	13,869
	Gap Inc.	421,585	13,153
*,^ GrubHub Inc.		128,486	13,037
	Advance Auto Parts Inc.	108,880	12,908
*	DISH Network Corp. Class A	333,678	12,643
	Tractor Supply Co.	194,048	12,229
	News Corp. Class A	773,711	12,225
	FactSet Research Systems Inc.	60,113	11,988
	Alaska Air Group Inc.	189,372	11,733
	KAR Auction Services Inc.	207,109	11,225
^	Sirius XM Holdings Inc.	1,748,041	10,908
*	Liberty Media Corp-Liberty SiriusXM C	258,760	10,570
*	ServiceMaster Global Holdings Inc.	207,708	10,562
*	Caesars Entertainment Corp.	923,751	10,392
	Service Corp. International	271,340	10,240
*	JetBlue Airways Corp.	495,733	10,073
*	Liberty Media Corp-Liberty Formula One	303,779	9,372
*	Bright Horizons Family Solutions Inc.	89,079	8,883
*	Live Nation Entertainment Inc.	209,645	8,834
	Nordstrom Inc.	180,777	8,751
*	Discovery Communications Inc.	443,372	8,655
	Foot Locker Inc.	186,453	8,491
	Dunkin' Brands Group Inc.	138,882	8,290
	H&R Block Inc.	324,830	8,254
*	Grand Canyon Education Inc.	74,462	7,813
	Rollins Inc.	151,181	7,715
	Six Flags Entertainment Corp.	110,546	6,883
*,^ TripAdvisor Inc.		166,290	6,800
	Sabre Corp.	315,968	6,778
	Dun & Bradstreet Corp.	57,795	6,762
	Chemed Corp.	24,741	6,751
*	Madison Square Garden Co. Class A	26,534	6,522
	Casey's General Stores Inc.	58,049	6,372
*	Five Below Inc.	85,217	6,250
*	Hilton Grand Vacations Inc.	143,475	6,172
^	Williams-Sonoma Inc.	116,337	6,138
	Cinemark Holdings Inc.	160,829	6,058
^	Cracker Barrel Old Country Store Inc.	37,313	5,940
	Extended Stay America Inc.	294,592	5,824
	Texas Roadhouse Inc. Class A	98,548	5,694
	Dolby Laboratories Inc. Class A	88,738	5,640

* Liberty Media Corp-Liberty SiriusXM A	136,311	5,602
* Beacon Roofing Supply Inc.	104,550	5,548
* Discovery Communications Inc. Class A	244,573	5,241
* Stamps.com Inc.	25,820	5,191
* Yelp Inc. Class A	123,760	5,167
Cable One Inc.	7,484	5,142
Hyatt Hotels Corp. Class A	66,928	5,104
ILG Inc.	163,683	5,092
Aaron's Inc.	108,897	5,075
* Planet Fitness Inc. Class A	132,515	5,005
* Avis Budget Group Inc.	106,484	4,988
American Eagle Outfitters Inc.	245,230	4,887
Wendy's Co.	277,966	4,878
Tribune Media Co. Class A	119,812	4,854
* SiteOne Landscape Supply Inc.	62,503	4,815
New York Times Co. Class A	198,296	4,779
AMERCO	13,817	4,768
* Etsy Inc.	167,786	4,708
* Ollie's Bargain Outlet Holdings Inc.	76,533	4,615
* Performance Food Group Co.	154,407	4,609
* Sprouts Farmers Market Inc.	194,265	4,559
John Wiley & Sons Inc. Class A	70,373	4,483
Bed Bath & Beyond Inc.	209,940	4,407
Nexstar Media Group Inc. Class A	66,155	4,399
Marriott Vacations Worldwide Corp.	32,663	4,351
* AutoNation Inc.	92,717	4,337
Choice Hotels International Inc.	53,438	4,283
Dick's Sporting Goods Inc.	120,387	4,220
SkyWest Inc.	77,085	4,193
* Adtalem Global Education Inc.	87,176	4,145
Churchill Downs Inc.	16,953	4,137
* Shutterfly Inc.	50,300	4,087
Hillenbrand Inc.	88,510	4,063
* AMC Networks Inc. Class A	78,434	4,055
Graham Holdings Co. Class B	6,696	4,033
* Urban Outfitters Inc.	108,946	4,027
* Spirit Airlines Inc.	106,131	4,010
Lions Gate Entertainment Corp. Class B	162,284	3,908
Boyd Gaming Corp.	121,340	3,866
Jack in the Box Inc.	45,151	3,853
TEGNA Inc.	328,667	3,744
Lithia Motors Inc. Class A	37,028	3,722
Sinclair Broadcast Group Inc. Class A	117,763	3,686
* Murphy USA Inc.	49,656	3,615
Children's Place Inc.	26,414	3,573
^ Signet Jewelers Ltd.	92,295	3,555
* Altice USA Inc. Class A	190,833	3,527
* Sotheby's	67,886	3,483
* Scientific Games Corp.	82,727	3,441
Allegiant Travel Co. Class A	19,888	3,432
* United Natural Foods Inc.	78,789	3,383
PriceSmart Inc.	40,272	3,365
* Penn National Gaming Inc.	126,482	3,321
* Liberty Expedia Holdings Inc. Class A	84,499	3,319
* Michaels Cos. Inc.	165,297	3,258
Meredith Corp.	60,157	3,236
* Sally Beauty Holdings Inc.	195,846	3,222

	Red Rock Resorts Inc. Class A	107,545	3,149
*	Chegg Inc.	150,321	3,106
	Bloomin' Brands Inc.	125,510	3,047
	Cheesecake Factory Inc.	62,775	3,027
*	Eldorado Resorts Inc.	90,345	2,981
*	Cars.com Inc.	103,702	2,938
	Hawaiian Holdings Inc.	75,474	2,921
*,^ Weight Watchers International Inc.		45,129	2,876
	Big Lots Inc.	65,111	2,834
*	Groupon Inc. Class A	646,765	2,807
*,^ RH		29,378	2,799
*,^ Rite Aid Corp.		1,641,559	2,758
*	Dave & Buster's Entertainment Inc.	63,404	2,646
*	Acxiom Corp.	116,184	2,639
	Morningstar Inc.	27,605	2,637
*	Pinnacle Entertainment Inc.	86,158	2,598
	Abercrombie & Fitch Co.	104,683	2,534
	Brinker International Inc.	70,167	2,533
	Monro Inc.	47,224	2,531
*	Rush Enterprises Inc. Class A	59,069	2,510
*	Herc Holdings Inc.	37,529	2,438
	DSW Inc. Class A	107,753	2,420
*	La Quinta Holdings Inc.	127,178	2,405
	Matthews International Corp. Class A	47,229	2,390
	Penske Automotive Group Inc.	53,868	2,388
^	Papa John's International Inc.	37,910	2,172
*	Asbury Automotive Group Inc.	31,298	2,113
	World Wrestling Entertainment Inc. Class A	58,638	2,112
^	Lions Gate Entertainment Corp. Class A	81,476	2,105
	Wingstop Inc.	44,377	2,096
*,^ Trade Desk Inc. Class A		41,359	2,052
	Caleres Inc.	60,368	2,028
*	MSG Networks Inc.	89,143	2,015
	Group 1 Automotive Inc.	30,758	2,010
^	GameStop Corp. Class A	156,805	1,979
	Tailored Brands Inc.	76,841	1,926
^	Entercom Communications Corp. Class A	194,802	1,880
	Guess? Inc.	89,337	1,853
*,^ Pandora Media Inc.		365,591	1,839
	Chico's FAS Inc.	196,516	1,777
	Dine Brands Global Inc.	27,069	1,775
	Office Depot Inc.	801,560	1,723
	Gannett Co. Inc.	170,773	1,704
	Strayer Education Inc.	16,496	1,667
*	Quotient Technology Inc.	121,771	1,595
	Scholastic Corp.	41,029	1,594
*	Diplomat Pharmacy Inc.	78,626	1,584
	Capella Education Co.	17,927	1,566
	International Speedway Corp. Class A	35,488	1,565
*	Gray Television Inc.	121,976	1,549
*	Hertz Global Holdings Inc.	77,393	1,536
*	Denny's Corp.	98,924	1,526
	Dillard's Inc. Class A	18,904	1,519
*	Belmond Ltd. Class A	133,576	1,489
	Core-Mark Holding Co. Inc.	69,586	1,479
^	Sonic Corp.	57,295	1,446
*,^ JC Penney Co. Inc.		469,172	1,417

*,^ Party City Holdco Inc.		89,286	1,393
*	Liberty Media Corp-Liberty Formula One Class A	47,215	1,383
*	Career Education Corp.	103,488	1,360
*	Simply Good Foods Co.	98,210	1,348
	BJ's Restaurants Inc.	29,968	1,346
	New Media Investment Group Inc.	77,414	1,327
*	National Vision Holdings Inc.	40,111	1,296
	PetMed Express Inc.	31,034	1,296
*	Liberty Media Corp-Liberty Braves	56,214	1,283
*,^ ANGI Homeservices Inc. Class A		92,884	1,261
*	SeaWorld Entertainment Inc.	83,388	1,237
*	Genesco Inc.	30,260	1,229
*	Shake Shack Inc. Class A	29,282	1,219
*	Providence Service Corp.	17,554	1,214
*	Liberty TripAdvisor Holdings Inc. Class A	111,154	1,195
*	Red Robin Gourmet Burgers Inc.	20,390	1,183
*	SP Plus Corp.	33,041	1,176
	AMC Entertainment Holdings Inc. Class A	81,594	1,146
*	Laureate Education Inc. Class A	82,588	1,136
*	Houghton Mifflin Harcourt Co.	159,933	1,112
	Ruth's Hospitality Group Inc.	45,085	1,102
*,^ Trupanion Inc.		35,761	1,069
*	American Public Education Inc.	24,566	1,056
*	Lumber Liquidators Holdings Inc.	44,129	1,056
^	Buckle Inc.	46,518	1,030
	EW Scripps Co. Class A	84,992	1,019
*	TrueCar Inc.	106,431	1,007
*,^ Conn's Inc.		28,402	966
	SpartanNash Co.	55,391	953
*	At Home Group Inc.	29,680	951
	SUPERVALU Inc.	62,376	950
	Marcus Corp.	30,097	913
*,^ Overstock.com Inc.		25,135	911
*	Roku Inc.	28,289	880
*	XO Group Inc.	41,722	866
*	K12 Inc.	60,084	852
*	Express Inc.	118,629	849
*	Chefs' Warehouse Inc.	35,994	828
*	Regis Corp.	54,360	822
*	MarineMax Inc.	41,384	805
	Finish Line Inc. Class A	56,998	772
	Emerald Expositions Events Inc.	39,289	765
*	Chuy's Holdings Inc.	29,098	762
*	Monarch Casino & Resort Inc.	17,984	761
	Ingles Markets Inc. Class A	22,276	754
*	Biglari Holdings Inc.	1,793	732
*,^ Cargurus Inc.		18,943	729
	Sonic Automotive Inc. Class A	38,208	724
*	Hibbett Sports Inc.	29,470	706
*	QuinStreet Inc.	54,409	695
*	Zumiez Inc.	28,364	678
	Citi Trends Inc.	21,545	666
*	Golden Entertainment Inc.	28,554	663
*	Titan Machinery Inc.	27,798	655
	Carriage Services Inc. Class A	23,360	646
*	Care.com Inc.	39,005	635
*	MDC Partners Inc. Class A	86,937	626

^	Rent-A-Center Inc.	71,646	618
	Weis Markets Inc.	15,046	617
*	TechTarget Inc.	30,845	613
	National CineMedia Inc.	117,980	612
*	Fiesta Restaurant Group Inc.	33,050	611
*	Carrols Restaurant Group Inc.	54,016	605
*	America's Car-Mart Inc.	11,680	589
	Cato Corp. Class A	39,057	576
*	Ascena Retail Group Inc.	285,108	573
	Haverty Furniture Cos. Inc.	26,105	526
*	Boot Barn Holdings Inc.	29,477	523
*	Del Taco Restaurants Inc.	48,468	502
*,^ Carvana Co.		21,407	491
	Entravision Communications Corp. Class A	104,116	489
*	Del Frisco's Restaurant Group Inc.	31,944	487
*	Potbelly Corp.	40,009	482
*	1-800-Flowers.com Inc. Class A	39,660	468
	Barnes & Noble Inc.	90,564	448
*	tronc Inc.	26,534	436
	Pier 1 Imports Inc.	132,436	426
	Shoe Carnival Inc.	17,467	416
	Winmark Corp.	3,147	412
*	Drive Shack Inc.	85,473	409
*	Clean Energy Fuels Corp.	245,468	405
*	Lindblad Expeditions Holdings Inc.	38,558	396
*	Zoe's Kitchen Inc.	27,075	391
*	GNC Holdings Inc. Class A	101,003	390
*	Bojangles' Inc.	28,028	388
	Nathan's Famous Inc.	5,040	372
	RCI Hospitality Holdings Inc.	13,007	369
	Speedway Motorsports Inc.	20,587	367
*,^ Lands' End Inc.		15,519	362
*	Barnes & Noble Education Inc.	49,703	342
*	PlayAGS Inc.	14,665	341
	Clear Channel Outdoor Holdings Inc. Class A	69,386	340
*	Liberty Media Corp-Liberty Braves	14,955	340
	Tile Shop Holdings Inc.	55,357	332
*	Reading International Inc. Class A	19,360	322
*,^ Tuesday Morning Corp.		80,767	319
*	El Pollo Loco Holdings Inc.	33,314	316
	CSS Industries Inc.	18,049	316
*	Hemisphere Media Group Inc. Class A	27,177	306
*	Francesca's Holdings Corp.	62,998	302
*	Gaia Inc. Class A	19,203	298
*	Century Casinos Inc.	39,405	294
*	Daily Journal Corp.	1,275	291
*	Liquidity Services Inc.	44,380	288
*	Cambium Learning Group Inc.	24,840	278
*	Stitch Fix Inc. Class A	13,318	270
*,^ Duluth Holdings Inc.		14,351	269
*	J Alexander's Holdings Inc.	23,223	266
	Big 5 Sporting Goods Corp.	36,047	261
*	Bridgepoint Education Inc. Class A	38,451	259
	Collectors Universe Inc.	16,482	259
*	Fogo De Chao Inc.	16,015	252
*	Build-A-Bear Workshop Inc.	26,953	247
	Village Super Market Inc. Class A	9,217	243

	Natural Health Trends Corp.	12,271	233
	Saga Communications Inc. Class A	6,161	230
*	Habit Restaurants Inc. Class A	25,798	227
*	Avid Technology Inc.	48,316	219
*	Town Sports International Holdings Inc.	28,003	213
*	Smart & Final Stores Inc.	37,242	207
*	Sportsman's Warehouse Holdings Inc.	49,428	202
*	Kirkland's Inc.	20,547	199
*	Vitamin Shoppe Inc.	45,439	198
	Tilly's Inc. Class A	17,464	197
*,^ Boston Omaha Corp. Class A		8,925	195
*	Red Lion Hotels Corp.	19,506	190
*,^ Noodles & Co. Class A		23,681	179
*	Digital Turbine Inc.	86,711	174
	Marchex Inc. Class B	62,354	170
*	Leaf Group Ltd.	23,558	166
*,^ Remark Holdings Inc.		29,154	166
	Fred's Inc. Class A	53,902	161
	Liberty Tax Inc.	15,533	157
*	Lee Enterprises Inc.	73,698	144
*	Natural Grocers by Vitamin Cottage Inc.	19,620	140
*,^ Container Store Group Inc.		24,251	132
*	Inspired Entertainment Inc.	23,786	131
*	RealNetworks Inc.	42,363	130
	News Corp. Class B	7,506	121
*	New York & Co. Inc.	34,183	116
*	Destination XL Group Inc.	65,705	115
*	Full House Resorts Inc.	35,348	113
*	FTD Cos. Inc.	31,088	113
*	Educational Development Corp.	4,433	111
*,^ McClatchy Co. Class A		11,484	106
*	Sears Holdings Corp.	37,141	99
*	Luby's Inc.	35,510	99
*	Famous Dave's of America Inc.	13,793	98
*	Rubicon Project Inc.	54,125	97
*	TheStreet Inc.	53,404	96
*	PCM Inc.	11,179	93
	Ark Restaurants Corp.	3,857	93
	Harte-Hanks Inc.	9,572	88
*	Blue Apron Holdings Inc. Class A	42,139	84
*	EVINE Live Inc.	78,989	81
^	Stage Stores Inc.	36,773	80
	Townsquare Media Inc. Class A	9,970	79
	Peak Resorts Inc.	16,219	79
*	Bravo Brio Restaurant Group Inc.	19,016	76
*	AutoWeb Inc.	24,654	73
*	Global Eagle Entertainment Inc.	48,195	71
*,^ Cogint Inc.		28,266	71
*	Dover Downs Gaming & Entertainment Inc.	52,774	70
	A-Mark Precious Metals Inc.	5,546	68
*	Ascent Capital Group Inc. Class A	17,463	64
	CBS Corp. Class A	1,214	63
*	J. Jill Inc.	12,879	57
*	Christopher & Banks Corp.	52,928	57
*	Urban One Inc.	25,730	53
*	Rave Restaurant Group Inc.	39,164	48
*	Diversified Restaurant Holdings Inc.	34,766	47

*,^ Destination Maternity Corp.		17,667	46
*,^ Stein Mart Inc.		29,959	46
*	Profire Energy Inc.	16,653	45
	Salem Media Group Inc. Class A	10,229	37
	AH Belo Corp. Class A	6,617	34
*,^ Red Violet Inc.		3,768	23
*	Papa Murphy's Holdings Inc.	3,000	15
*	Insignia Systems Inc.	7,050	11
*	Emmis Communications Corp. Class A	2,200	10
*	Ifresh Inc.	1,233	10
	National American University Holdings Inc.	5,908	8
	Beasley Broadcast Group Inc. Class A	651	7
*	ONE Group Hospitality Inc.	1,915	5
*	Urban One Inc. Class A	1,680	3
*,2 Universal Travel Group		118	—
			5,478,155
Financials (20.4%)
	JPMorgan Chase & Co.	5,364,336	589,916
*	Berkshire Hathaway Inc. Class B	2,932,372	584,950
	Bank of America Corp.	15,046,920	451,257
	Wells Fargo & Co.	6,856,024	359,324
	Visa Inc. Class A	2,788,219	333,527
	Citigroup Inc.	4,088,470	275,972
	Mastercard Inc. Class A	1,443,685	252,876
	Goldman Sachs Group Inc.	525,674	132,396
	US Bancorp	2,421,575	122,290
	Morgan Stanley	2,098,924	113,258
	PNC Financial Services Group Inc.	696,628	105,358
	American Express Co.	1,065,075	99,350
	American Tower Corp.	682,324	99,169
	Charles Schwab Corp.	1,876,360	97,984
	BlackRock Inc.	173,703	94,098
	Chubb Ltd.	680,783	93,111
	CME Group Inc.	526,200	85,108
	Simon Property Group Inc.	495,663	76,506
	American International Group Inc.	1,396,250	75,984
	S&P Global Inc.	392,699	75,029
	Bank of New York Mellon Corp.	1,411,640	72,742
	Capital One Financial Corp.	754,233	72,271
	Crown Castle International Corp.	641,862	70,355
	Prudential Financial Inc.	652,674	67,584
	Intercontinental Exchange Inc.	901,423	65,371
	Marsh & McLennan Cos. Inc.	784,108	64,759
	BB&T Corp.	1,200,964	62,498
	MetLife Inc.	1,291,564	59,270
	Travelers Cos. Inc.	419,764	58,288
	Progressive Corp.	900,401	54,861
	State Street Corp.	541,380	53,992
	Aon plc	380,807	53,439
	Aflac Inc.	1,205,574	52,756
	Allstate Corp.	548,575	52,005
	Prologis Inc.	819,674	51,631
	Equinix Inc.	121,185	50,672
	SunTrust Banks Inc.	727,065	49,470
	Public Storage	228,411	45,771
	Weyerhaeuser Co.	1,168,312	40,891
	Moody's Corp.	251,280	40,531

Discover Financial Services	546,617	39,318
T. Rowe Price Group Inc.	359,758	38,843
Synchrony Financial	1,150,525	38,577
M&T Bank Corp.	208,736	38,483
Equity Residential	570,156	35,133
AvalonBay Communities Inc.	213,193	35,062
Northern Trust Corp.	334,088	34,455
Fifth Third Bancorp	1,070,407	33,985
Ameriprise Financial Inc.	228,602	33,819
Digital Realty Trust Inc.	317,794	33,489
Regions Financial Corp.	1,796,380	33,377
KeyCorp	1,665,876	32,568
Citizens Financial Group Inc.	751,501	31,548
* SBA Communications Corp. Class A	182,275	31,154
Willis Towers Watson plc	204,421	31,111
Welltower Inc.	571,563	31,110
Boston Properties Inc.	238,226	29,354
Hartford Financial Services Group Inc.	553,188	28,500
* IHS Markit Ltd.	590,301	28,476
Principal Financial Group Inc.	448,710	27,331
Ventas Inc.	550,052	27,244
TD Ameritrade Holding Corp.	438,311	25,961
Comerica Inc.	266,533	25,569
Huntington Bancshares Inc.	1,691,593	25,543
Lincoln National Corp.	338,495	24,730
Essex Property Trust Inc.	102,031	24,557
* Markel Corp.	20,427	23,905
* E*TRADE Financial Corp.	414,919	22,991
First Republic Bank	248,018	22,969
Realty Income Corp.	437,284	22,621
* CBRE Group Inc. Class A	470,950	22,238
Equifax Inc.	185,965	21,909
XL Group Ltd.	396,028	21,885
Loews Corp.	430,594	21,413
Host Hotels & Resorts Inc.	1,140,377	21,257
MSCI Inc. Class A	139,674	20,877
Invesco Ltd.	629,903	20,163
Cboe Global Markets Inc.	174,207	19,877
* SVB Financial Group	82,123	19,710
GGP Inc.	962,322	19,689
Alexandria Real Estate Equities Inc.	155,892	19,469
Arthur J Gallagher & Co.	279,987	19,244
Annaly Capital Management Inc.	1,784,132	18,609
Ally Financial Inc.	671,277	18,225
Raymond James Financial Inc.	201,967	18,058
Cincinnati Financial Corp.	240,911	17,890
Vornado Realty Trust	264,328	17,789
Franklin Resources Inc.	511,896	17,753
* Arch Capital Group Ltd.	200,025	17,120
HCP Inc.	724,330	16,826
SEI Investments Co.	218,441	16,363
Unum Group	340,705	16,221
Affiliated Managers Group Inc.	85,531	16,215
Everest Re Group Ltd.	63,110	16,208
Extra Space Storage Inc.	184,716	16,137
Zions Bancorporation	305,736	16,121
FNF Group	402,266	16,099

Mid-America Apartment Communities Inc.	175,117	15,978
* Berkshire Hathaway Inc. Class A	53	15,852
Nasdaq Inc.	179,256	15,455
Reinsurance Group of America Inc. Class A	99,406	15,309
SL Green Realty Corp.	151,933	14,712
UDR Inc.	412,672	14,699
* Liberty Broadband Corp.	171,478	14,694
Duke Realty Corp.	551,253	14,597
Torchmark Corp.	169,061	14,230
Regency Centers Corp.	238,750	14,081
Voya Financial Inc.	277,121	13,995
East West Bancorp Inc.	222,598	13,921
Western Union Co.	719,862	13,843
Alleghany Corp.	22,483	13,814
Iron Mountain Inc.	418,355	13,747
Federal Realty Investment Trust	112,892	13,108
Jones Lang LaSalle Inc.	70,153	12,252
Macerich Co.	217,551	12,187
American Financial Group Inc.	108,277	12,151
Camden Property Trust	143,308	12,064
MarketAxess Holdings Inc.	55,124	11,986
AGNC Investment Corp.	606,618	11,477
* Athene Holding Ltd. Class A	239,801	11,465
* Signature Bank	80,427	11,417
Equity LifeStyle Properties Inc.	123,759	10,862
Kilroy Realty Corp.	152,291	10,807
Sun Communities Inc.	115,126	10,519
VEREIT Inc.	1,508,585	10,500
Lazard Ltd. Class A	199,131	10,466
Gaming and Leisure Properties Inc.	312,586	10,462
WP Carey Inc.	168,581	10,450
WR Berkley Corp.	141,065	10,255
Invitation Homes Inc.	438,038	10,000
CIT Group Inc.	193,113	9,945
PacWest Bancorp	198,426	9,828
Apartment Investment & Management Co.	240,830	9,814
People's United Financial Inc.	522,359	9,747
* Black Knight Inc.	203,839	9,601
Eaton Vance Corp.	172,021	9,576
First American Financial Corp.	163,015	9,566
First Horizon National Corp.	502,173	9,456
Cullen/Frost Bankers Inc.	88,471	9,384
New York Community Bancorp Inc.	711,892	9,276
National Retail Properties Inc.	235,971	9,264
Brown & Brown Inc.	362,830	9,230
Janus Henderson Group plc	277,266	9,175
Douglas Emmett Inc.	248,034	9,118
Liberty Property Trust	227,025	9,020
* Zillow Group Inc.	167,527	9,013
Kimco Realty Corp.	624,567	8,994
Bank of the Ozarks	185,852	8,971
Commerce Bancshares Inc.	148,734	8,911
Synovus Financial Corp.	173,977	8,688
RenaissanceRe Holdings Ltd.	62,024	8,591
* Western Alliance Bancorp	145,898	8,478
New Residential Investment Corp.	514,251	8,459
Old Republic International Corp.	391,307	8,394

	Healthcare Trust of America Inc. Class A	316,316	8,367
^	Omega Healthcare Investors Inc.	307,938	8,327
	Starwood Property Trust Inc.	394,356	8,262
*	Howard Hughes Corp.	59,337	8,256
	Lamar Advertising Co. Class A	129,268	8,229
	American Campus Communities Inc.	211,816	8,180
	DCT Industrial Trust Inc.	145,195	8,180
	LPL Financial Holdings Inc.	132,329	8,081
	CubeSmart	282,806	7,975
	American Homes 4 Rent Class A	395,130	7,934
	Forest City Realty Trust Inc. Class A	389,085	7,883
	Validus Holdings Ltd.	116,610	7,865
	Webster Financial Corp.	141,072	7,815
	Hudson Pacific Properties Inc.	239,797	7,801
	Hanover Insurance Group Inc.	66,015	7,783
	CyrusOne Inc.	148,660	7,613
*	SLM Corp.	675,808	7,576
*	Brighthouse Financial Inc.	147,294	7,571
	Park Hotels & Resorts Inc.	279,232	7,545
	Assurant Inc.	81,950	7,491
*	GCI Liberty Inc. - Class A	141,659	7,488
*	MGIC Investment Corp.	572,358	7,441
	Wintrust Financial Corp.	85,976	7,398
	Medical Properties Trust Inc.	567,246	7,374
	Prosperity Bancshares Inc.	101,483	7,371
	Sterling Bancorp	325,732	7,345
	Pinnacle Financial Partners Inc.	113,914	7,313
	Umpqua Holdings Corp.	340,200	7,284
	Interactive Brokers Group Inc.	107,046	7,198
	Brixmor Property Group Inc.	466,197	7,110
	Axis Capital Holdings Ltd.	122,123	7,031
	Rayonier Inc.	199,415	7,015
*,^ Credit Acceptance Corp.		20,832	6,883
	Highwoods Properties Inc.	156,431	6,855
*	Texas Capital Bancshares Inc.	75,583	6,795
	Hancock Holding Co.	131,315	6,789
	STORE Capital Corp.	268,810	6,672
	FNB Corp.	494,786	6,655
	Popular Inc.	158,628	6,602
	Primerica Inc.	67,983	6,567
	BankUnited Inc.	163,697	6,545
	IBERIABANK Corp.	83,847	6,540
	Associated Banc-Corp	262,627	6,526
	Radian Group Inc.	333,669	6,353
	Assured Guaranty Ltd.	172,670	6,251
	EPR Properties	112,406	6,227
	Hospitality Properties Trust	241,194	6,112
	Chemical Financial Corp.	110,380	6,036
	Life Storage Inc.	71,701	5,988
	Stifel Financial Corp.	99,365	5,885
	Apple Hospitality REIT Inc.	334,131	5,871
	Valley National Bancorp	469,005	5,844
	Senior Housing Properties Trust	370,924	5,809
*	Essent Group Ltd.	136,287	5,800
	Realogy Holdings Corp.	209,004	5,702
	FirstCash Inc.	69,657	5,660
	Cousins Properties Inc.	646,151	5,609

Bank of Hawaii Corp.	67,237	5,587
JBG SMITH Properties	165,109	5,566
CNO Financial Group Inc.	255,962	5,547
* Equity Commonwealth	180,665	5,541
Selective Insurance Group Inc.	91,136	5,532
Home BancShares Inc.	241,701	5,513
Investors Bancorp Inc.	399,603	5,451
TCF Financial Corp.	237,255	5,412
Spirit Realty Capital Inc.	694,772	5,391
United Bankshares Inc.	152,828	5,387
First Industrial Realty Trust Inc.	184,149	5,383
Healthcare Realty Trust Inc.	194,114	5,379
Legg Mason Inc.	131,933	5,363
Gramercy Property Trust	245,737	5,340
Weingarten Realty Investors	189,669	5,326
Navient Corp.	404,079	5,302
CoreSite Realty Corp.	52,497	5,263
Sunstone Hotel Investors Inc.	344,313	5,240
RLJ Lodging Trust	269,096	5,231
Ryman Hospitality Properties Inc.	66,794	5,173
BGC Partners Inc. Class A	379,129	5,099
UMB Financial Corp.	70,371	5,094
Taubman Centers Inc.	89,087	5,070
LaSalle Hotel Properties	173,989	5,047
Colony NorthStar Inc. Class A	894,967	5,030
MB Financial Inc.	122,875	4,974
Blackstone Mortgage Trust Inc. Class A	157,244	4,941
Fulton Financial Corp.	274,229	4,868
Columbia Banking System Inc.	115,978	4,865
Cathay General Bancorp	121,208	4,846
* HealthEquity Inc.	79,905	4,837
South State Corp.	56,625	4,830
Sabra Health Care REIT Inc.	273,094	4,820
PotlatchDeltic Corp.	91,882	4,782
Washington Federal Inc.	137,651	4,763
Chimera Investment Corp.	273,497	4,762
BancorpSouth Bank	148,972	4,737
Glacier Bancorp Inc.	122,840	4,715
Erie Indemnity Co. Class A	39,914	4,695
MFA Financial Inc.	620,466	4,672
First Financial Bankshares Inc.	100,455	4,651
Federated Investors Inc. Class B	137,884	4,605
* Green Dot Corp. Class A	71,455	4,585
* Zillow Group Inc. Class A	84,081	4,540
Paramount Group Inc.	314,881	4,484
White Mountains Insurance Group Ltd.	5,382	4,427
Brandywine Realty Trust	273,847	4,349
Corporate Office Properties Trust	167,489	4,326
Physicians Realty Trust	277,519	4,321
EastGroup Properties Inc.	51,583	4,264
Community Bank System Inc.	78,722	4,216
National Health Investors Inc.	62,482	4,204
Evercore Inc. Class A	47,771	4,166
^ Uniti Group Inc.	254,464	4,135
RLI Corp.	65,216	4,134
Empire State Realty Trust Inc.	245,084	4,115
Retail Properties of America Inc.	350,727	4,089

	Aspen Insurance Holdings Ltd.	90,961	4,080
	Two Harbors Investment Corp.	264,657	4,068
	ProAssurance Corp.	83,337	4,046
	First Citizens BancShares Inc. Class A	9,715	4,015
	First Midwest Bancorp Inc.	162,803	4,003
	Outfront Media Inc.	212,276	3,978
	Old National Bancorp	234,946	3,971
	GEO Group Inc.	193,353	3,958
*	Blackhawk Network Holdings Inc.	87,833	3,926
	American Equity Investment Life Holding Co.	131,638	3,865
	CVB Financial Corp.	170,381	3,857
	Piedmont Office Realty Trust Inc. Class A	218,762	3,848
	Education Realty Trust Inc.	116,914	3,829
	Columbia Property Trust Inc.	187,043	3,827
	BOK Financial Corp.	38,542	3,815
	Union Bankshares Corp.	103,693	3,807
	United Community Banks Inc.	118,854	3,762
	Hope Bancorp Inc.	205,795	3,743
	Great Western Bancorp Inc.	92,002	3,705
	Simmons First National Corp. Class A	130,206	3,704
	Pebblebrook Hotel Trust	107,120	3,680
*,^ LendingTree Inc.		11,147	3,658
*,^ BofI Holding Inc.		88,864	3,602
	STAG Industrial Inc.	147,185	3,521
	Rexford Industrial Realty Inc.	121,913	3,510
	International Bancshares Corp.	90,143	3,507
	CoreCivic Inc.	179,559	3,505
	Kennedy-Wilson Holdings Inc.	200,663	3,492
*	OneMain Holdings Inc.	116,067	3,475
	PS Business Parks Inc.	30,533	3,451
	Kemper Corp.	60,401	3,443
	Financial Engines Inc.	97,018	3,396
	DDR Corp.	463,102	3,395
	Urban Edge Properties	157,761	3,368
	Washington REIT	122,889	3,355
	Apollo Commercial Real Estate Finance Inc.	185,581	3,337
*	FCB Financial Holdings Inc. Class A	65,110	3,327
	First Merchants Corp.	79,234	3,304
	Xenia Hotels & Resorts Inc.	165,822	3,270
	Acadia Realty Trust	131,264	3,229
	Trustmark Corp.	103,353	3,220
*	Enstar Group Ltd.	15,306	3,218
^	Tanger Factory Outlet Centers Inc.	144,668	3,183
	DiamondRock Hospitality Co.	301,991	3,153
	Moelis & Co. Class A	61,279	3,116
*	Eagle Bancorp Inc.	52,051	3,115
	Independent Bank Corp.	43,490	3,112
*	HRG Group Inc.	187,101	3,085
	Renasant Corp.	71,354	3,037
	Ameris Bancorp	57,392	3,036
	Towne Bank	105,271	3,011
	LegacyTexas Financial Group Inc.	69,914	2,994
	Retail Opportunity Investments Corp.	169,333	2,992
	Terreno Realty Corp.	86,441	2,983
	ServisFirst Bancshares Inc.	72,683	2,967
	Argo Group International Holdings Ltd.	49,920	2,865
	HFF Inc. Class A	56,901	2,828

Banner Corp.	50,386	2,796
WesBanco Inc.	65,757	2,782
* Liberty Broadband Corp. Class A	32,704	2,773
* Quality Care Properties Inc.	142,217	2,763
* Pacific Premier Bancorp Inc.	68,576	2,757
Invesco Mortgage Capital Inc.	167,176	2,738
Horace Mann Educators Corp.	63,993	2,736
Santander Consumer USA Holdings Inc.	167,488	2,730
Hilltop Holdings Inc.	114,398	2,684
Lexington Realty Trust	337,506	2,656
CenterState Bank Corp.	98,410	2,611
Walker & Dunlop Inc.	43,424	2,580
* PRA Group Inc.	67,897	2,580
Provident Financial Services Inc.	100,744	2,578
Chesapeake Lodging Trust	92,035	2,559
Northwest Bancshares Inc.	153,215	2,537
First Financial Bancorp	86,420	2,536
First Hawaiian Inc.	89,427	2,489
Virtu Financial Inc. Class A	75,251	2,483
Artisan Partners Asset Management Inc. Class A	74,079	2,467
Waddell & Reed Financial Inc. Class A	122,037	2,466
Alexander & Baldwin Inc.	106,481	2,463
WSFS Financial Corp.	51,224	2,454
Capitol Federal Financial Inc.	196,596	2,428
Westamerica Bancorporation	41,801	2,428
QTS Realty Trust Inc. Class A	66,520	2,409
LTC Properties Inc.	63,354	2,407
NBT Bancorp Inc.	67,809	2,406
First Commonwealth Financial Corp.	164,904	2,330
Berkshire Hills Bancorp Inc.	60,570	2,299
Navigators Group Inc.	39,756	2,292
Park National Corp.	21,968	2,279
Heartland Financial USA Inc.	42,536	2,257
* FGL Holdings	221,103	2,244
First Busey Corp.	75,241	2,236
Agree Realty Corp.	45,681	2,195
National General Holdings Corp.	89,976	2,187
Summit Hotel Properties Inc.	159,535	2,171
Mack-Cali Realty Corp.	129,525	2,164
Four Corners Property Trust Inc.	93,180	2,152
* Genworth Financial Inc. Class A	759,807	2,150
VICI Properties Inc.	114,924	2,105
S&T Bancorp Inc.	52,588	2,100
Houlihan Lokey Inc. Class A	46,989	2,096
First Interstate BancSystem Inc. Class A	52,747	2,086
American Assets Trust Inc.	62,071	2,074
Government Properties Income Trust	151,224	2,066
* LendingClub Corp.	582,157	2,038
AmTrust Financial Services Inc.	163,861	2,017
Mercury General Corp.	43,923	2,015
Kite Realty Group Trust	131,739	2,006
Boston Private Financial Holdings Inc.	130,766	1,968
National Storage Affiliates Trust	78,290	1,964
Independent Bank Group Inc.	27,763	1,963
* Third Point Reinsurance Ltd.	140,491	1,960
Washington Prime Group Inc.	292,263	1,949
Sandy Spring Bancorp Inc.	49,988	1,938

Select Income REIT	99,075	1,930
Infinity Property & Casualty Corp.	16,291	1,929
State Bank Financial Corp.	64,051	1,922
* Cannae Holdings Inc.	101,728	1,919
Lakeland Financial Corp.	41,059	1,898
Employers Holdings Inc.	46,559	1,883
Tompkins Financial Corp.	24,687	1,870
Redwood Trust Inc.	120,556	1,865
Piper Jaffray Cos.	22,447	1,864
* First BanCorp	309,308	1,862
Brookline Bancorp Inc.	114,593	1,856
Ladder Capital Corp. Class A	122,666	1,850
Safety Insurance Group Inc.	24,065	1,849
Beneficial Bancorp Inc.	116,260	1,808
Global Net Lease Inc.	107,028	1,807
* Seacoast Banking Corp. of Florida	68,053	1,801
* Encore Capital Group Inc.	38,674	1,748
Monmouth Real Estate Investment Corp.	116,044	1,745
PennyMac Mortgage Investment Trust	95,603	1,724
AMERISAFE Inc.	30,787	1,701
OceanFirst Financial Corp.	63,561	1,700
WisdomTree Investments Inc.	184,555	1,692
City Holding Co.	24,578	1,685
MainSource Financial Group Inc.	40,917	1,663
Enterprise Financial Services Corp.	34,979	1,641
Heritage Financial Corp.	53,504	1,637
Kearny Financial Corp.	125,711	1,634
CYS Investments Inc.	241,725	1,624
Meridian Bancorp Inc.	79,898	1,610
First Bancorp	45,038	1,606
RE/MAX Holdings Inc. Class A	26,509	1,602
Stewart Information Services Corp.	36,376	1,598
Ramco-Gershenson Properties Trust	128,608	1,590
United Fire Group Inc.	32,646	1,562
American National Insurance Co.	13,351	1,562
TFS Financial Corp.	105,506	1,550
Universal Insurance Holdings Inc.	48,156	1,536
* NMI Holdings Inc. Class A	92,454	1,530
CareTrust REIT Inc.	113,643	1,523
Meta Financial Group Inc.	13,832	1,510
ARMOUR Residential REIT Inc.	64,636	1,505
Southside Bancshares Inc.	42,946	1,492
Hannon Armstrong Sustainable Infrastructure Capital Inc.	76,356	1,489
Kinsale Capital Group Inc.	28,506	1,463
National Bank Holdings Corp. Class A	43,670	1,452
Hanmi Financial Corp.	46,969	1,444
^ Seritage Growth Properties Class A	40,058	1,424
James River Group Holdings Ltd.	39,963	1,417
BancFirst Corp.	26,590	1,412
ConnectOne Bancorp Inc.	48,846	1,407
Tier REIT Inc.	76,053	1,405
Central Pacific Financial Corp.	49,185	1,400
Bryn Mawr Bank Corp.	31,622	1,390
Easterly Government Properties Inc.	68,116	1,390
Chatham Lodging Trust	72,119	1,381
Preferred Bank	21,494	1,380
TriCo Bancshares	36,894	1,373

	Capstead Mortgage Corp.	158,649	1,372
	Franklin Street Properties Corp.	162,059	1,363
	NRG Yield Inc. Class A	82,782	1,361
	Alexander's Inc.	3,554	1,355
	Virtus Investment Partners Inc.	10,935	1,354
	Colony Northstar Credit Real Estate Inc. Class A	70,508	1,336
	Americold Realty Trust	69,597	1,328
	CoBiz Financial Inc.	67,603	1,325
*,^ Redfin Corp.		57,643	1,316
*	Customers Bancorp Inc.	44,799	1,306
	Lakeland Bancorp Inc.	65,768	1,306
	PJT Partners Inc.	25,999	1,303
	Washington Trust Bancorp Inc.	24,186	1,300
^	Banc of California Inc.	67,161	1,296
	TrustCo Bank Corp. NY	151,906	1,284
	TPG RE Finance Trust Inc.	64,226	1,277
	Stock Yards Bancorp Inc.	36,246	1,272
	Cohen & Steers Inc.	31,284	1,272
	Saul Centers Inc.	24,818	1,265
	MTGE Investment Corp.	70,667	1,265
	Cadence BanCorp Class A	46,045	1,254
*	HomeStreet Inc.	43,027	1,233
	Getty Realty Corp.	48,670	1,227
	United Financial Bancorp Inc.	74,941	1,214
*,^ MBIA Inc.		129,911	1,203
*	St. Joe Co.	63,614	1,199
	NRG Yield Inc.	70,487	1,198
	Community Trust Bancorp Inc.	26,501	1,198
	Independence Realty Trust Inc.	130,132	1,195
	German American Bancorp Inc.	35,653	1,189
	Carolina Financial Corp.	29,998	1,178
	Guaranty Bancorp	41,456	1,175
	Universal Health Realty Income Trust	19,309	1,160
	InfraREIT Inc.	59,548	1,157
	Federal Agricultural Mortgage Corp.	13,289	1,156
*	Ambac Financial Group Inc.	73,375	1,151
	Nelnet Inc. Class A	21,870	1,146
	Univest Corp. of Pennsylvania	41,185	1,141
*	National Commerce Corp.	26,172	1,140
	Northfield Bancorp Inc.	72,115	1,126
	FBL Financial Group Inc. Class A	16,096	1,116
	Flushing Financial Corp.	41,100	1,108
	Horizon Bancorp	36,906	1,108
*	Triumph Bancorp Inc.	26,868	1,107
	Heritage Commerce Corp.	66,418	1,095
	Camden National Corp.	24,561	1,093
*	Enova International Inc.	49,086	1,082
*	First Foundation Inc.	58,334	1,082
	Peoples Bancorp Inc.	30,432	1,079
	Granite Point Mortgage Trust Inc.	64,389	1,065
	Bridge Bancorp Inc.	31,632	1,061
	Armada Hoffler Properties Inc.	77,242	1,057
	National Western Life Group Inc. Class A	3,437	1,048
*	Flagstar Bancorp Inc.	29,474	1,043
^	CBL & Associates Properties Inc.	248,476	1,036
	Investment Technology Group Inc.	52,124	1,029
	Live Oak Bancshares Inc.	36,945	1,027

	QCR Holdings Inc.	22,752	1,020
	First Defiance Financial Corp.	17,748	1,017
^	Pennsylvania REIT	105,301	1,016
	Great Southern Bancorp Inc.	20,326	1,015
*	Veritex Holdings Inc.	36,582	1,012
	First of Long Island Corp.	36,870	1,012
	Peapack Gladstone Financial Corp.	30,118	1,006
^	New York Mortgage Trust Inc.	169,323	1,004
	Diamond Hill Investment Group Inc.	4,860	1,004
*	iStar Inc.	98,321	1,000
	Oritani Financial Corp.	64,058	983
	New Senior Investment Group Inc.	119,219	975
*	Marcus & Millichap Inc.	26,746	964
*	INTL. FCStone Inc.	22,453	958
	Hersha Hospitality Trust Class A	53,498	958
	Mercantile Bank Corp.	28,657	953
	CatchMark Timber Trust Inc. Class A	75,849	946
	BBX Capital Corp. Class A	101,551	935
*	EZCORP Inc. Class A	70,333	928
	Urstadt Biddle Properties Inc. Class A	47,966	926
	Opus Bank	32,876	921
	Investors Real Estate Trust	176,636	917
	Waterstone Financial Inc.	52,961	916
*	TriState Capital Holdings Inc.	39,016	907
	Ashford Hospitality Trust Inc.	139,029	898
	First Financial Corp.	21,496	894
	KKR Real Estate Finance Trust Inc.	44,540	893
	Arrow Financial Corp.	26,085	886
	Blue Hills Bancorp Inc.	42,120	878
*	Bancorp Inc.	81,097	876
	Fidelity Southern Corp.	37,399	863
	Independent Bank Corp.	37,505	859
*,^ Willscot Corp.		62,743	856
*	Green Bancorp Inc.	37,897	843
	Anworth Mortgage Asset Corp.	175,542	843
*	Nicolet Bankshares Inc.	15,204	837
	Dime Community Bancshares Inc.	45,331	834
	Preferred Apartment Communities Inc. Class A	57,927	822
*	HomeTrust Bancshares Inc.	31,497	821
	Gladstone Commercial Corp.	46,940	814
*	Equity Bancshares Inc. Class A	20,532	804
	Westwood Holdings Group Inc.	14,198	802
	RMR Group Inc. Class A	11,403	798
*	Nationstar Mortgage Holdings Inc.	43,848	788
	Financial Institutions Inc.	26,294	778
*	Greenlight Capital Re Ltd. Class A	48,107	772
	OFG Bancorp	72,032	753
	Front Yard Residential Corp.	74,688	751
	State Auto Financial Corp.	26,096	746
	Bar Harbor Bankshares	26,556	736
*	PennyMac Financial Services Inc. Class A	32,336	732
*	FB Financial Corp.	18,038	732
	Republic Bancorp Inc. Class A	19,106	732
	AG Mortgage Investment Trust Inc.	41,875	727
	Midland States Bancorp Inc.	22,615	714
	Bank of Marin Bancorp	10,203	704
	First Community Bancshares Inc.	23,548	703

* Ocwen Financial Corp.	169,177	697
Arbor Realty Trust Inc.	78,922	696
Community Healthcare Trust Inc.	26,903	692
* World Acceptance Corp.	6,564	691
Maiden Holdings Ltd.	103,342	672
* FRP Holdings Inc.	11,927	668
UMH Properties Inc.	49,627	666
* Atlantic Capital Bancshares Inc.	36,439	660
United Insurance Holdings Corp.	34,051	652
^ CorEnergy Infrastructure Trust Inc.	17,225	647
* Republic First Bancorp Inc.	74,304	646
MidWestOne Financial Group Inc.	19,411	646
NexPoint Residential Trust Inc.	25,174	625
* Franklin Financial Network Inc.	19,063	621
1st Source Corp.	12,154	615
* Tejon Ranch Co.	26,564	614
City Office REIT Inc.	53,051	613
Greenhill & Co. Inc.	32,454	600
CNB Financial Corp.	20,626	600
Cedar Realty Trust Inc.	150,712	594
* Cowen Inc. Class A	44,832	592
Hamilton Lane Inc. Class A	15,697	584
Great Ajax Corp.	42,352	574
Dynex Capital Inc.	86,266	572
Farmers Capital Bank Corp.	14,302	571
Access National Corp.	20,020	571
Old Second Bancorp Inc.	41,078	571
Ares Commercial Real Estate Corp.	45,915	567
* New York REIT Inc.	26,269	565
People's Utah Bancorp	17,422	563
* Industrial Logistics Properties Trust	27,624	562
Global Indemnity Ltd.	16,091	555
^ Arlington Asset Investment Corp. Class A	50,189	554
* Allegiance Bancshares Inc.	14,119	553
^ Heritage Insurance Holdings Inc.	35,608	540
United Community Financial Corp.	54,440	537
Western Asset Mortgage Capital Corp.	54,959	533
First Bancshares Inc.	16,489	532
Whitestone REIT	50,849	528
* Newmark Group Inc. Class A	33,844	514
* Byline Bancorp Inc.	22,223	510
Hingham Institution for Savings	2,438	502
Ladenburg Thalmann Financial Services Inc.	153,310	501
Sierra Bancorp	18,793	501
* BSB Bancorp Inc.	16,346	500
Cambridge Bancorp	5,711	498
Ames National Corp.	18,041	496
^ Orchid Island Capital Inc.	67,103	495
Old Line Bancshares Inc.	14,674	484
Investors Title Co.	2,416	483
* PCSB Financial Corp.	22,971	482
Farmers & Merchants Bancorp Inc.	11,828	478
MedEquities Realty Trust Inc.	45,383	477
Marlin Business Services Corp.	16,603	471
* On Deck Capital Inc.	83,287	466
EMC Insurance Group Inc.	17,112	463
Home Bancorp Inc.	10,691	462

	Ashford Hospitality Prime Inc.	47,421	461
*,^ Citizens Inc. Class A		62,909	461
	First Internet Bancorp	12,411	459
	One Liberty Properties Inc.	20,599	455
*	Health Insurance Innovations Inc. Class A	15,686	453
	Farmers National Banc Corp.	32,695	453
	Charter Financial Corp.	22,104	451
	HCI Group Inc.	11,786	450
	PICO Holdings Inc.	38,623	442
	Codorus Valley Bancorp Inc.	15,580	438
	West Bancorporation Inc.	16,868	432
*,^ Altisource Portfolio Solutions SA		16,149	429
*	WMIH Corp.	299,483	425
*	eHealth Inc.	29,706	425
	American National Bankshares Inc.	11,131	419
	RBB Bancorp	15,864	418
	Guaranty Bancshares Inc.	12,558	418
	ESSA Bancorp Inc.	28,442	417
	First Connecticut Bancorp Inc.	15,736	403
	Merchants Bancorp	18,641	401
	National Bankshares Inc.	8,840	398
	BankFinancial Corp.	23,423	398
	Baldwin & Lyons Inc.	18,069	398
*	Regional Management Corp.	12,278	391
	Resource Capital Corp.	40,393	384
	Enterprise Bancorp Inc.	10,657	376
	First Bancorp Inc.	13,364	374
*	Sterling Bancorp Inc.	27,317	369
	Western New England Bancorp Inc.	34,454	367
*	Safeguard Scientifics Inc.	29,808	365
	Donegal Group Inc. Class A	23,050	364
2	Winthrop Realty Trust	55,387	362
*	HarborOne Bancorp Inc.	20,211	357
*	Forestar Group Inc.	16,801	355
^	GAIN Capital Holdings Inc.	52,307	353
	Jernigan Capital Inc.	19,205	348
	Sutherland Asset Management Corp.	22,935	347
	Bankwell Financial Group Inc.	10,680	345
	First Mid-Illinois Bancshares Inc.	9,448	344
^	Farmland Partners Inc.	41,090	343
*	Southern First Bancshares Inc.	7,604	338
	Associated Capital Group Inc. Class A	9,003	337
	Oppenheimer Holdings Inc. Class A	13,067	336
	Peoples Financial Services Corp.	7,339	335
	Bank of Commerce Holdings	28,628	334
	Capital City Bank Group Inc.	13,316	330
	Consolidated-Tomoka Land Co.	5,242	329
	Southern National Bancorp of Virginia Inc.	20,356	322
*	MoneyGram International Inc.	36,823	317
	Northrim BanCorp Inc.	8,946	309
	Cherry Hill Mortgage Investment Corp.	17,612	309
	GAMCO Investors Inc. Class A	12,422	308
*	Howard Bancorp Inc.	15,448	306
	Citizens & Northern Corp.	13,064	302
	Reis Inc.	13,938	299
	Evans Bancorp Inc.	6,447	292
	Summit Financial Group Inc.	11,519	288

^	Sussex Bancorp	9,466	288
*	AV Homes Inc.	15,310	284
	Clifton Bancorp Inc.	17,735	278
	Federated National Holding Co.	17,478	276
	First Bank	18,520	267
	Bluerock Residential Growth REIT Inc. Class A	30,936	263
	BCB Bancorp Inc.	16,700	261
*	Bank of Princeton	7,398	255
	Innovative Industrial Properties Inc.	9,465	253
	Southern Missouri Bancorp Inc.	6,861	251
	MutualFirst Financial Inc.	6,926	251
	FNB Bancorp	6,793	250
	Central Valley Community Bancorp	12,691	248
	MVB Financial Corp.	12,556	248
	First Financial Northwest Inc.	14,707	246
	Independence Holding Co.	6,863	245
*	Stratus Properties Inc.	8,087	244
	LCNB Corp.	12,460	237
	Bear State Financial Inc.	23,020	236
^	Civista Bancshares Inc.	10,306	236
*	SmartFinancial Inc.	9,964	235
	Kingstone Cos. Inc.	13,853	233
	Pzena Investment Management Inc. Class A	20,734	231
*,^ Longfin Corp.		13,255	229
*	Atlas Financial Holdings Inc.	21,457	222
	MidSouth Bancorp Inc.	17,550	222
	FS Bancorp Inc.	4,145	222
	Century Bancorp Inc. Class A	2,763	219
	First Business Financial Services Inc.	8,561	215
	Chemung Financial Corp.	4,630	215
	Macatawa Bank Corp.	20,805	214
	Timberland Bancorp Inc.	6,966	212
	Orrstown Financial Services Inc.	8,735	211
	Premier Financial Bancorp Inc.	11,291	210
	Luther Burbank Corp.	17,477	210
^	Ellington Residential Mortgage REIT	18,917	207
	Tiptree Inc.	32,176	204
	Global Medical REIT Inc.	29,211	203
*	Curo Group Holdings Corp.	11,756	202
	Middlefield Banc Corp.	4,115	202
*	Anchor Bancorp Inc.	8,142	199
	County Bancorp Inc.	6,707	196
*	Ashford Inc.	2,038	195
	Peoples Bancorp of North Carolina Inc.	6,307	194
*	Trinity Place Holdings Inc.	29,400	191
	MBT Financial Corp.	17,757	191
	Investar Holding Corp.	7,382	191
*	Esquire Financial Holdings Inc.	7,729	189
	Shore Bancshares Inc.	9,877	186
	Riverview Bancorp Inc.	19,829	185
	Community Financial Corp.	4,971	185
*	Community Bankers Trust Corp.	20,507	185
^	Gladstone Land Corp.	15,225	184
	SI Financial Group Inc.	12,626	182
*	Pacific Mercantile Bancorp	18,332	175
	Reliant Bancorp Inc.	7,325	167
	Territorial Bancorp Inc.	5,409	160

*	Malvern Bancorp Inc.	6,167	160
	Bluegreen Vacations Corp.	7,564	160
	SB Financial Group Inc.	8,693	160
	Prudential Bancorp Inc.	8,791	159
	ACNB Corp.	5,442	159
*	Elevate Credit Inc.	22,291	158
*	Consumer Portfolio Services Inc.	41,851	158
*	Capstar Financial Holdings Inc.	8,273	156
	First Guaranty Bancshares Inc.	5,870	153
*	NI Holdings Inc.	9,094	152
*	Maui Land & Pineapple Co. Inc.	12,826	149
	Northeast Bancorp	7,265	149
	United Security Bancshares	13,830	149
	1st Constitution Bancorp	6,861	148
	Clipper Realty Inc.	17,277	146
*	Metropolitan Bank Holding Corp.	3,471	146
	C&F Financial Corp.	2,647	139
*	Entegra Financial Corp.	4,731	137
*	Select Bancorp Inc.	10,232	137
*	Coastway Bancorp Inc.	5,007	136
	Safety Income & Growth Inc.	8,480	136
	Penns Woods Bancorp Inc.	3,095	131
*	Performant Financial Corp.	42,864	129
	Unity Bancorp Inc.	5,832	128
	Union Bankshares Inc.	2,519	128
	American River Bankshares	8,250	128
	Greene County Bancorp Inc.	3,463	127
*	Impac Mortgage Holdings Inc.	15,976	126
	DNB Financial Corp.	3,536	126
*	First United Corp.	6,326	121
	Griffin Industrial Realty Inc.	3,138	118
	Silvercrest Asset Management Group Inc. Class A	7,637	116
	Sotherly Hotels Inc.	16,065	111
*	Atlantic Coast Financial Corp.	10,698	110
*	Victory Capital Holdings Inc. Class A	8,850	109
*	Hallmark Financial Services Inc.	12,190	109
*	Jason Industries Inc.	34,105	106
*	Provident Bancorp Inc.	3,879	103
*,^ Aspen Group Inc.		14,384	102
	Owens Realty Mortgage Inc.	6,865	100
*	First Northwest Bancorp	5,898	100
*	Security National Financial Corp. Class A	19,231	99
	Bank of the James Financial Group Inc.	6,570	99
	Two River Bancorp	5,385	97
	First Savings Financial Group Inc.	1,331	93
*	Altisource Asset Management Corp.	1,486	93
	PB Bancorp Inc.	8,727	91
	United Community Bancorp	3,595	91
	Old Point Financial Corp.	3,388	89
	CB Financial Services Inc.	2,774	85
*	Transcontinental Realty Investors Inc.	1,983	81
	Plumas Bancorp	3,227	80
	Manhattan Bridge Capital Inc.	11,513	80
^	US Global Investors Inc. Class A	27,714	70
	Provident Financial Holdings Inc.	3,696	67
	Federal Agricultural Mortgage Corp. Class A	821	65
*,^ ITUS Corp.		16,448	63

	Severn Bancorp Inc.	8,678	63
	Hennessy Advisors Inc.	3,116	60
	Eagle Bancorp Montana Inc.	2,882	60
*,^ Riot Blockchain Inc.		9,030	60
*	Bay Bancorp Inc.	4,284	58
	Norwood Financial Corp.	1,787	54
	Parke Bancorp Inc.	2,529	53
	Global Self Storage Inc.	11,862	52
	First Community Corp.	2,274	52
^	Wheeler REIT Inc.	13,699	49
*	Intersections Inc.	29,837	49
	Pathfinder Bancorp Inc.	3,032	46
*	PDL Community Bancorp	2,914	43
	Five Oaks Investment Corp.	13,706	40
	BRT Apartments Corp.	3,303	39
	Mackinac Financial Corp.	2,288	37
	Condor Hospitality Trust Inc.	3,562	36
	Sound Financial Bancorp Inc.	911	33
	First US Bancshares Inc.	2,669	31
	Sachem Capital Corp.	8,669	30
*	First Acceptance Corp.	35,148	30
*	Conifer Holdings Inc.	4,822	28
	MSB Financial Corp.	1,554	28
*	Bancorp 34 Inc.	1,647	25
^	Cohen & Co. Inc.	2,145	23
*	Bridgewater Bancshares Inc.	1,775	23
*	Community First Bancshares Inc.	2,024	23
*	Ditech Holding Corp.	2,470	22
*	Porter Bancorp Inc.	1,525	21
*	Randolph Bancorp Inc.	1,291	21
	Blue Capital Reinsurance Holdings Ltd.	1,567	19
	Manning & Napier Inc.	4,355	15
	Ottawa Bancorp Inc.	873	12
	Medley Management Inc. Class A	2,078	12
	Asta Funding Inc.	2,806	10
	WVS Financial Corp.	623	10
*,^ DPW Holdings Inc.		11,100	9
	Jacksonville Bancorp Inc.	237	8
	RAIT Financial Trust	41,189	7
	AmeriServ Financial Inc.	1,623	6
*	Tremont Mortgage Trust	478	6
	Bank of South Carolina Corp.	288	6
	Citizens Community Bancorp Inc.	170	2
*	National Holdings Corp.	454	2
*	Nicholas Financial Inc.	227	2
*	Central Federal Corp.	600	1
*	Meridian Bank	71	1
*	FlexShopper Inc.	250	1
			8,612,940
Health Care (12.5%)
	Johnson & Johnson	4,152,224	532,108
	Pfizer Inc.	9,213,860	327,000
	UnitedHealth Group Inc.	1,497,042	320,367
	AbbVie Inc.	2,458,358	232,684
	Merck & Co. Inc.	4,218,132	229,762
	Amgen Inc.	1,035,980	176,614
	Medtronic plc	2,097,703	168,278

Abbott Laboratories	2,703,042	161,966
Bristol-Myers Squibb Co.	2,528,548	159,931
Gilead Sciences Inc.	2,026,596	152,785
Thermo Fisher Scientific Inc.	620,762	128,163
Eli Lilly & Co.	1,524,519	117,952
* Celgene Corp.	1,163,522	103,798
Allergan plc	538,444	90,615
* Biogen Inc.	327,262	89,611
Becton Dickinson and Co.	412,517	89,392
Anthem Inc.	395,634	86,921
Aetna Inc.	505,594	85,445
Stryker Corp.	463,349	74,562
* Intuitive Surgical Inc.	173,684	71,702
* Vertex Pharmaceuticals Inc.	393,988	64,212
Cigna Corp.	377,647	63,347
Zoetis Inc.	752,282	62,823
* Express Scripts Holding Co.	877,023	60,585
* Boston Scientific Corp.	2,128,192	58,142
Humana Inc.	213,101	57,288
* Illumina Inc.	227,314	53,742
Baxter International Inc.	802,120	52,170
* Edwards Lifesciences Corp.	324,847	45,323
* Regeneron Pharmaceuticals Inc.	122,588	42,214
HCA Healthcare Inc.	434,081	42,106
* Alexion Pharmaceuticals Inc.	325,585	36,290
Zimmer Biomet Holdings Inc.	314,063	34,245
* Mylan NV	788,812	32,475
* Align Technology Inc.	117,855	29,597
* Centene Corp.	254,515	27,200
* Nektar Therapeutics Class A	247,993	26,352
* IDEXX Laboratories Inc.	134,456	25,734
* Laboratory Corp. of America Holdings	157,459	25,469
* IQVIA Holdings Inc.	242,221	23,764
* Waters Corp.	117,504	23,342
* Incyte Corp.	277,849	23,153
* BioMarin Pharmaceutical Inc.	272,882	22,123
ResMed Inc.	221,352	21,797
Quest Diagnostics Inc.	210,207	21,084
* ABIOMED Inc.	65,163	18,962
Teleflex Inc.	72,119	18,389
Dentsply Sirona Inc.	354,448	17,832
Cooper Cos. Inc.	76,351	17,470
* Varian Medical Systems Inc.	140,750	17,263
* Alnylam Pharmaceuticals Inc.	138,745	16,525
Perrigo Co. plc	195,888	16,325
* Hologic Inc.	426,855	15,947
* Henry Schein Inc.	236,948	15,925
Universal Health Services Inc. Class B	128,272	15,189
* Alkermes plc	240,766	13,955
* DaVita Inc.	211,424	13,941
* Jazz Pharmaceuticals plc	88,497	13,362
* WellCare Health Plans Inc.	68,776	13,317
* Bluebird Bio Inc.	77,288	13,197
STERIS plc	131,086	12,238
* Neurocrine Biosciences Inc.	137,922	11,438
* Sage Therapeutics Inc.	67,484	10,870
* Exelixis Inc.	459,338	10,174

	West Pharmaceutical Services Inc.	114,341	10,095
*	DexCom Inc.	134,934	10,007
	Hill-Rom Holdings Inc.	101,491	8,830
	Bio-Techne Corp.	58,123	8,779
*	Ionis Pharmaceuticals Inc.	194,189	8,560
*	Catalent Inc.	205,552	8,440
*	Seattle Genetics Inc.	158,603	8,301
	Encompass Health Corp.	144,183	8,243
*	Bio-Rad Laboratories Inc. Class A	32,548	8,140
*	MEDNAX Inc.	144,702	8,050
*	Insulet Corp.	89,821	7,786
*	Charles River Laboratories International Inc.	72,845	7,775
*	Exact Sciences Corp.	187,657	7,568
*	Envision Healthcare Corp.	187,889	7,221
*	Sarepta Therapeutics Inc.	96,370	7,140
*	United Therapeutics Corp.	63,187	7,100
*	Molina Healthcare Inc.	83,729	6,797
*	PRA Health Sciences Inc.	78,477	6,510
*	Masimo Corp.	71,714	6,307
*	Agios Pharmaceuticals Inc.	75,266	6,155
	Cantel Medical Corp.	54,935	6,120
*	Haemonetics Corp.	82,621	6,045
*	ICU Medical Inc.	23,345	5,892
*	Blueprint Medicines Corp.	60,739	5,570
*	Penumbra Inc.	47,187	5,457
*	Integra LifeSciences Holdings Corp.	96,495	5,340
*	Globus Medical Inc.	105,836	5,273
*	FibroGen Inc.	113,383	5,238
*	Ligand Pharmaceuticals Inc.	31,661	5,229
*	Avexis Inc.	42,250	5,221
*	Array BioPharma Inc.	318,728	5,202
*	Neogen Corp.	75,652	5,068
*	Acadia Healthcare Co. Inc.	128,285	5,026
	Bruker Corp.	157,531	4,713
	Healthcare Services Group Inc.	106,487	4,630
*	Loxo Oncology Inc.	39,008	4,500
*	Amicus Therapeutics Inc.	289,710	4,357
*	Syneos Health Inc.	120,388	4,274
*	NuVasive Inc.	78,955	4,122
*	Magellan Health Inc.	37,162	3,980
*	Clovis Oncology Inc.	71,860	3,794
*,^ Tenet Healthcare Corp.		154,504	3,747
*	Ultragenyx Pharmaceutical Inc.	72,339	3,689
*	Halozyme Therapeutics Inc.	185,863	3,641
*	Horizon Pharma plc	253,373	3,598
*	Global Blood Therapeutics Inc.	70,862	3,423
*	ACADIA Pharmaceuticals Inc.	152,128	3,418
*	Supernus Pharmaceuticals Inc.	74,369	3,406
*	Emergent BioSolutions Inc.	64,160	3,378
*	Halyard Health Inc.	72,934	3,361
*	Nevro Corp.	38,724	3,356
*,^ TESARO Inc.		58,448	3,340
*	Merit Medical Systems Inc.	73,641	3,340
*	Puma Biotechnology Inc.	49,052	3,338
*	Medicines Co.	100,256	3,302
*	Wright Medical Group NV	163,883	3,251
*,^ Spark Therapeutics Inc.		48,790	3,249

*	Ironwood Pharmaceuticals Inc. Class A	210,029	3,241
*	Portola Pharmaceuticals Inc.	99,225	3,241
*	Myriad Genetics Inc.	107,767	3,185
*,^ Teladoc Inc.		78,892	3,179
*	Inogen Inc.	25,869	3,178
*	Aerie Pharmaceuticals Inc.	57,482	3,118
*,^ Immunomedics Inc.		205,411	3,001
*	Arena Pharmaceuticals Inc.	73,546	2,905
*	LifePoint Health Inc.	60,453	2,841
*	Select Medical Holdings Corp.	162,703	2,807
	Patterson Cos. Inc.	126,020	2,801
*	Prestige Brands Holdings Inc.	81,833	2,759
*	Amedisys Inc.	44,997	2,715
*	Heron Therapeutics Inc.	98,158	2,709
*	Insmed Inc.	118,038	2,658
*	Akorn Inc.	141,930	2,656
*	Esperion Therapeutics Inc.	36,613	2,648
*	Corcept Therapeutics Inc.	157,412	2,589
*	NxStage Medical Inc.	102,705	2,553
	CONMED Corp.	39,948	2,530
*	Tivity Health Inc.	61,640	2,444
*	Sangamo Therapeutics Inc.	128,556	2,443
	Abaxis Inc.	33,526	2,368
*	Omnicell Inc.	54,232	2,354
*	Quidel Corp.	45,427	2,354
*	Acceleron Pharma Inc.	59,779	2,337
*	Novocure Ltd.	105,613	2,302
*	Radius Health Inc.	62,421	2,243
*	Spectrum Pharmaceuticals Inc.	139,024	2,237
*	AnaptysBio Inc.	21,397	2,227
*	Impax Laboratories Inc.	113,308	2,204
*	Repligen Corp.	60,644	2,194
*	ImmunoGen Inc.	207,357	2,181
*	HMS Holdings Corp.	127,926	2,154
*	Xencor Inc.	70,923	2,126
*	Varex Imaging Corp.	59,382	2,125
*	Mallinckrodt plc	144,955	2,099
*	Momenta Pharmaceuticals Inc.	114,051	2,070
*	Iovance Biotherapeutics Inc.	121,289	2,050
	Ensign Group Inc.	77,432	2,036
*	Innoviva Inc.	121,668	2,028
*	Zogenix Inc.	50,396	2,018
*	MyoKardia Inc.	41,095	2,005
*	Aimmune Therapeutics Inc.	61,995	1,973
*	Atara Biotherapeutics Inc.	49,694	1,938
*	Brookdale Senior Living Inc.	287,782	1,931
*	Pacira Pharmaceuticals Inc.	61,293	1,909
	Analogic Corp.	19,820	1,901
*	Dynavax Technologies Corp.	94,398	1,874
*,^ Editas Medicine Inc.		55,961	1,855
*	Enanta Pharmaceuticals Inc.	22,790	1,844
*	Endo International plc	307,176	1,825
*	PTC Therapeutics Inc.	67,189	1,818
*	Foundation Medicine Inc.	22,789	1,795
*	Acorda Therapeutics Inc.	71,668	1,695
*,^ Intrexon Corp.		110,029	1,687
*	Intersect ENT Inc.	42,897	1,686

*,^ Intercept Pharmaceuticals Inc.		27,390	1,685
*	AxoGen Inc.	44,382	1,620
*,^ OPKO Health Inc.		510,547	1,618
*	iRhythm Technologies Inc.	25,695	1,618
*	LHC Group Inc.	25,853	1,592
*	Orthofix International NV	26,903	1,581
*,^ Theravance Biopharma Inc.		62,932	1,526
	US Physical Therapy Inc.	18,723	1,522
*	Natus Medical Inc.	45,002	1,514
*	BioTelemetry Inc.	47,910	1,488
*	OraSure Technologies Inc.	87,328	1,475
*	G1 Therapeutics Inc.	39,579	1,466
*	MacroGenics Inc.	57,532	1,448
*	Intra-Cellular Therapies Inc.	68,139	1,434
	Owens & Minor Inc.	92,033	1,431
*	CytomX Therapeutics Inc.	50,296	1,431
*	Epizyme Inc.	80,611	1,431
	Atrion Corp.	2,264	1,429
*	Revance Therapeutics Inc.	45,268	1,394
*	Glaukos Corp.	45,117	1,391
*	Retrophin Inc.	60,182	1,346
*,^ TherapeuticsMD Inc.		275,047	1,339
	Luminex Corp.	62,638	1,320
*	Assembly Biosciences Inc.	26,806	1,317
*	REGENXBIO Inc.	43,642	1,303
*	Madrigal Pharmaceuticals Inc.	11,030	1,288
*	Vanda Pharmaceuticals Inc.	74,257	1,251
*	Alder Biopharmaceuticals Inc.	97,159	1,234
*,^ TG Therapeutics Inc.		83,701	1,189
*	Kindred Healthcare Inc.	129,330	1,183
*	K2M Group Holdings Inc.	62,072	1,176
*	Audentes Therapeutics Inc.	38,934	1,170
*	Anika Therapeutics Inc.	23,113	1,149
*	Cymabay Therapeutics Inc.	87,214	1,133
*	Flexion Therapeutics Inc.	49,824	1,117
*	Cardiovascular Systems Inc.	50,852	1,115
*,^ MiMedx Group Inc.		158,583	1,105
*	Almost Family Inc.	19,717	1,104
*	CryoLife Inc.	55,011	1,103
*	Mirati Therapeutics Inc.	35,713	1,096
*	AngioDynamics Inc.	62,344	1,075
*,^ Accelerate Diagnostics Inc.		46,889	1,071
*	AMAG Pharmaceuticals Inc.	53,098	1,070
*	AtriCure Inc.	51,081	1,048
*	Cerus Corp.	190,629	1,045
*	Novavax Inc.	495,224	1,040
*,^ Geron Corp.		244,033	1,037
*	Genomic Health Inc.	32,967	1,032
*,^ Collegium Pharmaceutical Inc.		40,001	1,022
*	Amphastar Pharmaceuticals Inc.	54,324	1,019
*	Cutera Inc.	20,141	1,012
*	Triple-S Management Corp. Class B	37,505	980
*	Eagle Pharmaceuticals Inc.	18,515	976
	HealthStream Inc.	39,254	975
*	Karyopharm Therapeutics Inc.	72,396	972
*,^ La Jolla Pharmaceutical Co.		31,352	934
	National HealthCare Corp.	15,428	920

*	R1 RCM Inc.	127,299	909
	Meridian Bioscience Inc.	63,019	895
*	NeoGenomics Inc.	108,224	883
	Invacare Corp.	50,612	881
*	Lantheus Holdings Inc.	55,304	879
*	RadNet Inc.	60,794	875
*	Five Prime Therapeutics Inc.	50,933	875
*,^ Arrowhead Pharmaceuticals Inc.		120,272	867
*	Endocyte Inc.	92,379	840
*,^ Lannett Co. Inc.		51,813	832
*	GlycoMimetics Inc.	50,806	825
*,^ Intellia Therapeutics Inc.		39,037	823
*	Athenex Inc.	48,387	823
*	Kura Oncology Inc.	43,622	818
*,^ Adamas Pharmaceuticals Inc.		33,864	809
*	CorVel Corp.	15,988	808
	LeMaitre Vascular Inc.	21,984	796
*	Heska Corp.	10,072	796
*	Progenics Pharmaceuticals Inc.	106,257	793
*,^ Omeros Corp.		70,786	791
*,^ ZIOPHARM Oncology Inc.		200,575	786
*	Rigel Pharmaceuticals Inc.	219,010	775
*	ANI Pharmaceuticals Inc.	13,262	772
*	Coherus Biosciences Inc.	69,109	764
*	Tactile Systems Technology Inc.	24,004	763
*	Aclaris Therapeutics Inc.	42,529	745
*	Concert Pharmaceuticals Inc.	32,467	744
*	Surmodics Inc.	19,307	735
*	BioCryst Pharmaceuticals Inc.	153,103	730
*	Achillion Pharmaceuticals Inc.	195,060	724
*	PDL BioPharma Inc.	243,265	715
*	Akebia Therapeutics Inc.	74,205	707
*,^ Community Health Systems Inc.		175,808	696
*	ChemoCentryx Inc.	51,118	695
*	Inovio Pharmaceuticals Inc.	145,304	684
*,^ Abeona Therapeutics Inc.		47,065	675
*	Accuray Inc.	134,287	671
*,^ Synergy Pharmaceuticals Inc.		366,377	670
*	Voyager Therapeutics Inc.	34,952	657
*,^ Achaogen Inc.		50,065	648
*	STAAR Surgical Co.	42,792	633
*	Aduro Biotech Inc.	66,748	621
*	Stemline Therapeutics Inc.	40,380	618
*	Addus HomeCare Corp.	12,635	615
*,^ Keryx Biopharmaceuticals Inc.		149,610	612
*	Fate Therapeutics Inc.	61,555	601
*	Rocket Pharmaceuticals Inc.	30,300	568
*	Jounce Therapeutics Inc.	24,882	556
*,^ Lexicon Pharmaceuticals Inc.		63,702	546
*	Paratek Pharmaceuticals Inc.	41,825	544
*	Cytokinetics Inc.	74,513	537
*,^ Dova Pharmaceuticals Inc.		19,749	536
*	Depomed Inc.	81,206	535
	Utah Medical Products Inc.	5,382	532
*	AVEO Pharmaceuticals Inc.	182,366	529
*	Agenus Inc.	111,766	526
*	Durect Corp.	245,877	526

*,^ Akcea Therapeutics Inc.		20,388	522
*,^ MediciNova Inc.		50,988	521
*	Endologix Inc.	120,469	510
*	BioScrip Inc.	202,624	498
*,^ Cara Therapeutics Inc.		40,234	498
*	Dicerna Pharmaceuticals Inc.	51,798	495
*	Surgery Partners Inc.	28,735	493
*	Medpace Holdings Inc.	14,091	492
*	Vericel Corp.	49,399	492
*	BioSpecifics Technologies Corp.	10,909	484
*	Corium International Inc.	41,266	473
*	Reata Pharmaceuticals Inc. Class A	22,559	463
*	Natera Inc.	49,561	459
*	Celldex Therapeutics Inc.	195,667	456
*	Antares Pharma Inc.	206,460	454
*	Kadmon Holdings Inc.	105,038	446
*,^ Sorrento Therapeutics Inc.		85,591	441
*,^ Denali Therapeutics Inc.		22,188	437
*,^ ViewRay Inc.		67,709	435
*	Dermira Inc.	54,061	432
*	GenMark Diagnostics Inc.	79,100	430
*	Idera Pharmaceuticals Inc.	229,955	423
*	Adverum Biotechnologies Inc.	72,894	423
*	Syros Pharmaceuticals Inc.	32,119	417
*	Enzo Biochem Inc.	75,913	416
*	ArQule Inc.	144,161	415
*	RTI Surgical Inc.	90,227	415
*,^ Ampio Pharmaceuticals Inc.		119,353	406
*,^ BioTime Inc.		149,183	401
*	Invitae Corp.	85,084	399
*,^ Corbus Pharmaceuticals Holdings Inc.		65,306	398
*,^ MannKind Corp.		174,195	397
*	Clearside Biomedical Inc.	36,977	397
	Aceto Corp.	51,223	389
*	Civitas Solutions Inc.	24,897	383
*	Capital Senior Living Corp.	35,463	381
*,^ Rockwell Medical Inc.		72,976	380
*	Quorum Health Corp.	46,058	377
*	American Renal Associates Holdings Inc.	19,979	377
*	PetIQ Inc.	14,046	374
*	Chimerix Inc.	68,906	358
*,^ Senseonics Holdings Inc.		118,523	356
*,^ Athersys Inc.		193,905	355
*	Rhythm Pharmaceuticals Inc.	16,758	333
*	Pacific Biosciences of California Inc.	161,994	332
*	Tocagen Inc.	27,685	328
*	CTI BioPharma Corp.	84,115	328
*	Catalyst Biosciences Inc.	12,714	328
*	Kindred Biosciences Inc.	37,706	326
*	Syndax Pharmaceuticals Inc.	22,773	324
*	Ocular Therapeutix Inc.	47,842	311
*	Catalyst Pharmaceuticals Inc.	130,153	311
*,^ Bellicum Pharmaceuticals Inc.		47,386	311
*	NewLink Genetics Corp.	42,639	309
*,^ Insys Therapeutics Inc.		49,778	301
*	Sienna Biopharmaceuticals Inc.	15,934	299
*	Minerva Neurosciences Inc.	47,596	297

*	Ardelyx Inc.	58,707	296
*	Mustang Bio Inc.	26,887	294
*	Menlo Therapeutics Inc.	7,716	290
*	Cue Biopharma Inc.	20,123	283
*,^ Vital Therapies Inc.		41,508	282
*	Mersana Therapeutics Inc.	17,793	281
*	CytoSorbents Corp.	39,372	278
*	Corvus Pharmaceuticals Inc.	23,962	276
*	Kala Pharmaceuticals Inc.	17,027	270
*	Palatin Technologies Inc.	247,151	269
*	Savara Inc.	28,740	264
*	Aratana Therapeutics Inc.	58,776	259
*	Apellis Pharmaceuticals Inc.	11,680	258
*	Calithera Biosciences Inc.	40,513	255
*,^ Optinose Inc.		12,541	251
*	Recro Pharma Inc.	22,730	250
*,^ Teligent Inc.		73,976	249
*	Neos Therapeutics Inc.	29,406	244
*	Selecta Biosciences Inc.	23,823	243
*	Miragen Therapeutics Inc.	34,614	243
*	Viking Therapeutics Inc.	55,191	241
*	AAC Holdings Inc.	20,461	235
*	NanoString Technologies Inc.	31,169	234
*	GTx Inc.	13,082	232
*	Conatus Pharmaceuticals Inc.	39,393	231
*	Tetraphase Pharmaceuticals Inc.	74,832	230
*	FONAR Corp.	7,627	227
*	CareDx Inc.	28,308	226
*	Harvard Bioscience Inc.	45,022	225
*	Seres Therapeutics Inc.	30,655	225
*	Fluidigm Corp.	38,006	222
*,^ Synlogic Inc.		23,538	221
*,^ Corindus Vascular Robotics Inc.		160,288	220
*	BioDelivery Sciences International Inc.	97,485	219
*	Zafgen Inc.	29,236	218
*,^ Spring Bank Pharmaceuticals Inc.		14,004	215
*	Melinta Therapeutics Inc.	28,869	214
*	Tandem Diabetes Care Inc.	41,398	205
*	Deciphera Pharmaceuticals Inc.	10,150	203
*	T2 Biosystems Inc.	30,800	200
*	Marinus Pharmaceuticals Inc.	51,129	195
*	XOMA Corp.	9,419	191
*,^ Galectin Therapeutics Inc.		40,091	190
*	Sientra Inc.	19,622	190
*	CASI Pharmaceuticals Inc.	44,661	186
*	Juniper Pharmaceuticals Inc.	17,943	182
*	Avid Bioservices Inc.	62,088	181
*,^ Adamis Pharmaceuticals Corp.		51,619	181
*	KemPharm Inc.	22,782	180
*	Immune Design Corp.	53,947	178
*	Otonomy Inc.	42,305	178
*	Proteostasis Therapeutics Inc.	36,710	174
*	Infinity Pharmaceuticals Inc.	82,003	172
*,^ Organovo Holdings Inc.		166,132	171
*	SeaSpine Holdings Corp.	16,794	170
*,^ Amyris Inc.		25,292	169
*	Tyme Technologies Inc.	75,632	169

*	Chembio Diagnostics Inc.	20,971	168
*	Pfenex Inc.	27,644	166
*,^ XBiotech Inc.		30,917	165
*,^ Anavex Life Sciences Corp.		59,729	165
*	Fortress Biotech Inc.	35,728	163
*	Cogentix Medical Inc.	41,986	162
*	Veracyte Inc.	28,822	160
*	Verastem Inc.	52,022	155
*	Ra Pharmaceuticals Inc.	29,125	155
*	Aldeyra Therapeutics Inc.	20,614	155
*	Merrimack Pharmaceuticals Inc.	19,127	154
*,^ Odonate Therapeutics Inc.		7,268	154
*	ADMA Biologics Inc.	33,404	154
*	Ovid therapeutics Inc.	21,727	154
*	Aeglea BioTherapeutics Inc.	15,476	154
*	Eiger BioPharmaceuticals Inc.	15,383	152
*	Protagonist Therapeutics Inc.	17,561	151
*	Cumberland Pharmaceuticals Inc.	22,400	150
*	OncoSec Medical Inc.	78,843	148
*	Aevi Genomic Medicine Inc.	73,162	147
*	Histogenics Corp.	51,282	141
*,^ Zynerba Pharmaceuticals Inc.		16,129	140
*	Ophthotech Corp.	51,069	140
*	NantKwest Inc.	35,444	138
*	Alimera Sciences Inc.	132,811	137
*	Bovie Medical Corp.	45,545	135
*,^ Second Sight Medical Products Inc.		70,198	135
*	ContraFect Corp.	82,079	131
*	Molecular Templates Inc.	16,236	130
*	iRadimed Corp.	9,165	129
*	AcelRx Pharmaceuticals Inc.	60,947	128
*	Alpine Immune Sciences Inc.	15,920	127
*	Viveve Medical Inc.	34,761	127
*,^ Genesis Healthcare Inc.		84,190	127
*	Aptevo Therapeutics Inc.	38,844	127
*	MEI Pharma Inc.	61,287	127
*	HTG Molecular Diagnostics Inc.	34,900	126
*	Sunesis Pharmaceuticals Inc.	45,662	124
*	Curis Inc.	188,879	123
	Psychemedics Corp.	5,861	121
*,^ Akers Biosciences Inc.		143,885	119
*	OncoMed Pharmaceuticals Inc.	36,557	116
*	Advaxis Inc.	67,454	114
*	Applied Genetic Technologies Corp.	26,390	102
*	Solid Biosciences Inc.	13,498	101
*	Trevena Inc.	61,687	101
*	Zosano Pharma Corp.	20,058	101
*,^ Pulse Biosciences Inc.		7,407	100
*	InfuSystem Holdings Inc.	34,480	100
*	Krystal Biotech Inc.	9,890	100
*	Arsanis Inc.	4,230	97
*	KalVista Pharmaceuticals Inc.	10,000	95
*	Joint Corp.	13,208	90
*,^ Sophiris Bio Inc.		44,768	90
*,^ Alphatec Holdings Inc.		27,330	88
*	ConforMIS Inc.	60,399	88
*,^ Celsion Corp.		38,610	87

*	scPharmaceuticals Inc.	6,800	84
*	Celcuity Inc.	4,948	82
*	Invuity Inc.	20,924	81
*	pSivida Corp.	65,788	80
	Digirad Corp.	50,710	79
*	Calyxt Inc.	5,985	79
*	resTORbio Inc.	8,164	78
*,^ Nobilis Health Corp.		47,353	78
*	Cidara Therapeutics Inc.	19,104	76
*	Electromed Inc.	13,997	75
*	Restoration Robotics Inc.	11,505	72
*,^ Asterias Biotherapeutics Inc. Class A		48,913	71
*	BioPharmX Corp.	299,289	69
*	AzurRx BioPharma Inc.	21,962	69
*	Agile Therapeutics Inc.	26,778	69
*	Wright Medical Group Inc. CVR	50,806	68
*	Sensus Healthcare Inc.	11,527	67
*,^ Fulgent Genetics Inc.		16,903	67
*	Versartis Inc.	39,376	65
*,^ BrainStorm Cell Therapeutics Inc.		20,475	65
*,^ Ekso Bionics Holdings Inc.		40,397	64
*	Regulus Therapeutics Inc.	88,514	64
*,^ Synthetic Biologics Inc.		197,979	63
*,^ Navidea Biopharmaceuticals Inc.		158,410	57
*	SCYNEXIS Inc.	42,447	57
*	OrthoPediatrics Corp.	3,669	55
*,^ Novan Inc.		18,551	54
*	Bioxcel Therapeutics Inc.	5,273	54
*	Matinas BioPharma Holdings Inc.	69,805	53
*,^ Vermillion Inc.		38,754	53
*	Misonix Inc.	5,308	53
*	IRIDEX Corp.	9,137	52
^	Pain Therapeutics Inc.	7,306	52
*	Cancer Genetics Inc.	31,225	52
*	Allena Pharmaceuticals Inc.	4,229	47
*,^ Egalet Corp.		72,992	46
*,^ Rexahn Pharmaceuticals Inc.		29,763	45
*	Bellerophon Therapeutics Inc.	20,401	42
*,^ ContraVir Pharmaceuticals Inc.		184,408	42
*	NanoViricides Inc.	49,787	41
*	Actinium Pharmaceuticals Inc.	106,660	39
*	Gemphire Therapeutics Inc.	5,910	38
*,^ iBio Inc.		177,100	38
*	Genocea Biosciences Inc.	35,789	38
*	vTv Therapeutics Inc. Class A	9,072	37
*	VIVUS Inc.	103,052	37
*	Flex Pharma Inc.	7,169	36
*	Leap Therapeutics Inc.	4,221	35
*	Apollo Endosurgery Inc.	5,411	33
*	ARMO BioSciences Inc.	879	33
*,^ Myomo Inc.		10,964	33
*	PLx Pharma Inc.	9,435	32
*	Edge Therapeutics Inc.	26,661	31
*,^ Moleculin Biotech Inc.		17,452	31
*,^ CytRx Corp.		19,563	31
*,^ Biolase Inc.		75,667	31
*,^ Evolus Inc.		3,378	31

*	aTyr Pharma Inc.	11,462	30
*	Oncocyte Corp.	14,374	30
*	Ohr Pharmaceutical Inc.	120,454	27
*	Quanterix Corp.	1,517	26
*	Five Star Senior Living Inc.	19,810	26
*	Axsome Therapeutics Inc.	10,498	26
*	Opiant Pharmaceuticals Inc.	1,271	24
*	Obalon Therapeutics Inc.	6,693	23
*	Vical Inc.	15,634	23
*	OvaScience Inc.	27,700	22
*	Catabasis Pharmaceuticals Inc.	10,960	20
*	Arcus Biosciences Inc.	1,274	20
*	Sonoma Pharmaceuticals Inc.	4,719	17
*	Spero Therapeutics Inc.	941	13
*	Checkpoint Therapeutics Inc.	3,051	13
*	CAS Medical Systems Inc.	10,200	13
*	Caladrius Biosciences Inc.	1,820	11
	Diversicare Healthcare Services Inc.	1,413	11
*,^ Aradigm Corp.		8,569	10
*	BioLife Solutions Inc.	1,962	10
*	Chiasma Inc.	6,057	9
*	Aileron Therapeutics Inc.	1,117	9
*	Anthera Pharmaceuticals Inc.	27,078	9
*,^ Apricus Biosciences Inc.		18,858	8
*,^ Pernix Therapeutics Holdings Inc.		2,881	7
*	Homology Medicines Inc.	331	6
*	Biomerica Inc.	1,300	5
*	CorMedix Inc.	23,800	4
*	TapImmune Inc.	1,258	4
*,^ ReShape Lifesciences Inc.		2,453	4
*,^ CEL-SCI Corp.		2,052	3
*,^ Biocept Inc.		9,361	3
^	Altimmune Inc.	2,182	3
*	SELLAS Life Sciences Group Inc.	696	2
*	Fibrocell Science Inc.	3,067	2
*,^ Aethlon Medical Inc.		1,232	1
*	InVivo Therapeutics Holdings Corp.	2,160	1
*	Cytori Therapeutics Inc.	3,276	1
*	Dare Bioscience Inc.	1,040	1
	Vaxart Inc.	83	—
*	Hemispherx Biopharma Inc.	895	—
*	Milestone Scientific Inc.	200	—
*	Unum Therapeutics Inc.	6,523	—
			5,266,913
Industrials (13.3%)
	Boeing Co.	910,519	298,541
	3M Co.	920,881	202,152
	General Electric Co.	13,423,627	180,950
	Honeywell International Inc.	1,161,566	167,858
	Union Pacific Corp.	1,205,612	162,070
	United Technologies Corp.	1,175,505	147,902
	Accenture plc Class A	953,515	146,365
	Caterpillar Inc.	925,128	136,345
*	PayPal Holdings Inc.	1,764,911	133,904
	Lockheed Martin Corp.	375,153	126,775
	United Parcel Service Inc. Class B	1,064,694	111,431
	Raytheon Co.	446,385	96,339

Danaher Corp.	971,507	95,120
Northrop Grumman Corp.	269,375	94,044
FedEx Corp.	373,002	89,562
General Dynamics Corp.	390,730	86,312
Deere & Co.	500,503	77,738
Automatic Data Processing Inc.	651,708	73,956
CSX Corp.	1,305,279	72,717
Illinois Tool Works Inc.	448,408	70,248
Emerson Electric Co.	982,257	67,088
Norfolk Southern Corp.	439,412	59,663
Waste Management Inc.	669,582	56,325
Eaton Corp. plc	681,525	54,461
TE Connectivity Ltd.	544,128	54,358
Sherwin-Williams Co.	130,123	51,024
Johnson Controls International plc	1,432,093	50,467
Fidelity National Information Services Inc.	512,562	49,360
* Fiserv Inc.	644,340	45,948
Roper Technologies Inc.	158,236	44,415
Amphenol Corp. Class A	474,182	40,841
Cummins Inc.	243,769	39,513
* Worldpay Inc. Class A	465,140	38,253
Fortive Corp.	484,639	37,569
PACCAR Inc.	545,785	36,115
Parker-Hannifin Corp.	206,296	35,283
Rockwell Automation Inc.	198,422	34,565
Rockwell Collins Inc.	252,290	34,021
Agilent Technologies Inc.	501,272	33,535
Ingersoll-Rand plc	387,277	33,116
Paychex Inc.	499,112	30,740
Waste Connections Inc.	407,388	29,226
* FleetCor Technologies Inc.	138,784	28,104
Global Payments Inc.	246,430	27,482
AMETEK Inc.	357,879	27,188
WestRock Co.	394,444	25,311
L3 Technologies Inc.	121,109	25,191
* Verisk Analytics Inc. Class A	241,198	25,085
Fastenal Co.	447,592	24,434
Vulcan Materials Co.	206,162	23,538
Dover Corp.	238,440	23,420
WW Grainger Inc.	82,658	23,332
* Mettler-Toledo International Inc.	39,534	22,733
* United Rentals Inc.	130,680	22,572
TransDigm Group Inc.	73,139	22,449
Cintas Corp.	131,475	22,427
Total System Services Inc.	255,878	22,072
Republic Services Inc. Class A	332,328	22,010
Ball Corp.	542,389	21,538
Textron Inc.	363,420	21,431
Xylem Inc.	278,149	21,395
* CoStar Group Inc.	55,999	20,310
CH Robinson Worldwide Inc.	216,019	20,243
Martin Marietta Materials Inc.	96,973	20,103
Broadridge Financial Solutions Inc.	179,936	19,737
Masco Corp.	482,668	19,519
* XPO Logistics Inc.	185,757	18,912
Huntington Ingalls Industries Inc.	69,768	17,983
Kansas City Southern	160,282	17,607

Expeditors International of Washington Inc.	272,939	17,277
Pentair plc	251,250	17,118
IDEX Corp.	118,122	16,834
Packaging Corp. of America	146,238	16,481
* TransUnion	283,626	16,104
JB Hunt Transport Services Inc.	135,587	15,884
Old Dominion Freight Line Inc.	107,986	15,871
Arconic Inc.	671,628	15,474
Alliance Data Systems Corp.	72,486	15,429
* Keysight Technologies Inc.	289,044	15,143
Spirit AeroSystems Holdings Inc. Class A	176,858	14,803
Jack Henry & Associates Inc.	119,430	14,445
AO Smith Corp.	225,446	14,336
* Trimble Inc.	391,014	14,030
Owens Corning	174,126	14,000
Fortune Brands Home & Security Inc.	237,055	13,960
* Sensata Technologies Holding plc	265,479	13,760
Cognex Corp.	255,295	13,273
Jacobs Engineering Group Inc.	218,823	12,943
PerkinElmer Inc.	170,781	12,932
Allegion plc	147,728	12,600
* IPG Photonics Corp.	53,953	12,592
Lennox International Inc.	60,680	12,401
Fluor Corp.	215,518	12,332
Graco Inc.	262,114	11,984
ManpowerGroup Inc.	103,068	11,863
Orbital ATK Inc.	89,101	11,816
* Zebra Technologies Corp.	82,163	11,436
* First Data Corp. Class A	708,115	11,330
* Berry Global Group Inc.	203,080	11,131
Sealed Air Corp.	258,784	11,073
Nordson Corp.	80,411	10,963
Wabtec Corp.	133,741	10,887
Xerox Corp.	372,858	10,731
FLIR Systems Inc.	213,554	10,680
Robert Half International Inc.	182,244	10,550
* Crown Holdings Inc.	207,119	10,511
* Arrow Electronics Inc.	134,817	10,384
* HD Supply Holdings Inc.	273,474	10,376
* WEX Inc.	66,205	10,369
Hubbell Inc. Class B	84,225	10,257
Carlisle Cos. Inc.	95,111	9,931
BWX Technologies Inc.	154,470	9,813
* Teledyne Technologies Inc.	52,422	9,812
Toro Co.	156,617	9,781
Knight-Swift Transportation Holdings Inc.	206,476	9,500
National Instruments Corp.	181,879	9,198
Acuity Brands Inc.	65,430	9,107
Donaldson Co. Inc.	200,167	9,018
HEICO Corp. Class A	126,423	8,970
Hexcel Corp.	138,388	8,938
Oshkosh Corp.	114,790	8,870
Flowserve Corp.	202,839	8,789
* AECOM	245,745	8,756
AptarGroup Inc.	96,552	8,673
Lincoln Electric Holdings Inc.	95,343	8,576
MDU Resources Group Inc.	301,378	8,487

Watsco Inc.	46,603	8,434
Curtiss-Wright Corp.	61,137	8,258
* Quanta Services Inc.	239,444	8,225
Booz Allen Hamilton Holding Corp. Class A	211,858	8,203
Allison Transmission Holdings Inc.	206,191	8,054
* Stericycle Inc.	134,066	7,847
Avnet Inc.	184,815	7,718
Genpact Ltd.	238,939	7,644
Trinity Industries Inc.	231,889	7,567
Littelfuse Inc.	36,259	7,548
Jabil Inc.	259,682	7,461
Eagle Materials Inc.	72,104	7,430
Sonoco Products Co.	153,129	7,427
Graphic Packaging Holding Co.	476,535	7,315
Crane Co.	78,138	7,247
* Coherent Inc.	38,200	7,159
Landstar System Inc.	64,484	7,071
EMCOR Group Inc.	90,670	7,066
AGCO Corp.	104,823	6,798
* Genesee & Wyoming Inc. Class A	95,523	6,762
MAXIMUS Inc.	100,742	6,724
ITT Inc.	134,218	6,574
Universal Display Corp.	65,087	6,574
Air Lease Corp. Class A	153,487	6,542
Louisiana-Pacific Corp.	224,626	6,462
* Kirby Corp.	83,318	6,411
MSC Industrial Direct Co. Inc. Class A	69,225	6,349
* On Assignment Inc.	76,405	6,256
Bemis Co. Inc.	141,333	6,151
Woodward Inc.	85,631	6,136
* Euronet Worldwide Inc.	76,948	6,073
Ryder System Inc.	82,327	5,993
* CoreLogic Inc.	128,009	5,790
* Conduent Inc.	306,900	5,721
John Bean Technologies Corp.	48,849	5,539
* KLX Inc.	77,921	5,537
Deluxe Corp.	74,421	5,508
* Owens-Illinois Inc.	250,893	5,434
* USG Corp.	131,757	5,326
Brink's Co.	74,099	5,287
* Summit Materials Inc. Class A	169,786	5,141
* Cimpress NV	33,141	5,127
Kennametal Inc.	126,290	5,072
Regal Beloit Corp.	68,568	5,029
* Trex Co. Inc.	45,418	4,940
Valmont Industries Inc.	33,766	4,940
Timken Co.	107,981	4,924
Barnes Group Inc.	80,032	4,793
* MasTec Inc.	101,210	4,762
* Rexnord Corp.	159,472	4,733
* Proto Labs Inc.	39,105	4,597
EnerSys	65,525	4,545
Macquarie Infrastructure Corp.	122,840	4,536
* WESCO International Inc.	72,566	4,503
Belden Inc.	65,055	4,485
Terex Corp.	119,210	4,460
MSA Safety Inc.	53,343	4,440

*	RBC Bearings Inc.	35,694	4,433
*	Generac Holdings Inc.	96,240	4,418
	Applied Industrial Technologies Inc.	59,794	4,359
	Tetra Tech Inc.	87,409	4,279
*	TopBuild Corp.	55,442	4,242
	Korn/Ferry International	81,564	4,208
*	AMN Healthcare Services Inc.	73,036	4,145
	Maxar Technologies Ltd.	87,765	4,059
	Insperity Inc.	58,224	4,049
	GATX Corp.	58,210	3,987
*	Moog Inc. Class A	48,236	3,975
*	Clean Harbors Inc.	79,924	3,901
	UniFirst Corp.	24,120	3,899
*	Armstrong World Industries Inc.	69,220	3,897
*	Colfax Corp.	121,548	3,877
	Simpson Manufacturing Co. Inc.	66,654	3,839
	Vishay Intertechnology Inc.	201,707	3,752
*	Itron Inc.	51,103	3,656
*	II-VI Inc.	86,475	3,537
	Granite Construction Inc.	62,376	3,484
*	Builders FirstSource Inc.	174,629	3,465
	KBR Inc.	213,310	3,453
*	Rogers Corp.	28,555	3,413
*	Esterline Technologies Corp.	46,443	3,397
	Watts Water Technologies Inc. Class A	43,638	3,391
	Silgan Holdings Inc.	121,211	3,376
	ABM Industries Inc.	100,234	3,356
*	Anixter International Inc.	44,094	3,340
*	Gardner Denver Holdings Inc.	105,798	3,246
*	JELD-WEN Holding Inc.	105,553	3,232
	Exponent Inc.	41,036	3,227
	Convergys Corp.	142,401	3,221
*	Plexus Corp.	52,521	3,137
*	SPX FLOW Inc.	61,930	3,046
*,^ Axon Enterprise Inc.		76,844	3,021
*	TriNet Group Inc.	65,214	3,021
	Mobile Mini Inc.	69,171	3,009
	Universal Forest Products Inc.	91,968	2,984
*	Saia Inc.	39,247	2,949
*	Aerojet Rocketdyne Holdings Inc.	103,975	2,908
*	ExlService Holdings Inc.	51,398	2,866
*	FTI Consulting Inc.	59,075	2,860
*	Meritor Inc.	138,139	2,840
	Albany International Corp.	45,093	2,827
*	WageWorks Inc.	61,642	2,786
*	Integer Holdings Corp.	49,188	2,782
	Otter Tail Corp.	63,948	2,772
	Kaman Corp.	44,301	2,752
*	Masonite International Corp.	44,460	2,728
	Brady Corp. Class A	73,063	2,714
*	Sanmina Corp.	103,785	2,714
	Mueller Water Products Inc. Class A	247,264	2,688
	Covanta Holding Corp.	185,158	2,685
^	Schneider National Inc. Class B	102,510	2,671
*	Navistar International Corp.	75,462	2,639
*	Floor & Decor Holdings Inc. Class A	50,626	2,639
	EnPro Industries Inc.	33,574	2,598

*	Harsco Corp.	122,897	2,538
	World Fuel Services Corp.	103,219	2,534
	Franklin Electric Co. Inc.	61,896	2,522
*	Novanta Inc.	48,348	2,521
	Greif Inc. Class A	47,941	2,505
	Triton International Ltd.	81,113	2,482
	Forward Air Corp.	46,949	2,482
	Cubic Corp.	38,238	2,432
*,^ Ambarella Inc.		49,613	2,431
	Comfort Systems USA Inc.	58,739	2,423
*	American Woodmark Corp.	24,468	2,409
	Werner Enterprises Inc.	65,835	2,403
	AAON Inc.	61,293	2,390
	Sun Hydraulics Corp.	44,592	2,388
*	Atlas Air Worldwide Holdings Inc.	38,684	2,338
	Benchmark Electronics Inc.	78,002	2,328
*	Paylocity Holding Corp.	44,981	2,304
	ESCO Technologies Inc.	39,124	2,291
	Mueller Industries Inc.	86,995	2,276
	Chicago Bridge & Iron Co. NV	156,195	2,249
	AAR Corp.	50,925	2,246
	Boise Cascade Co.	58,166	2,245
	ManTech International Corp. Class A	40,163	2,228
	Methode Electronics Inc.	56,793	2,221
*	TTM Technologies Inc.	145,161	2,220
*	Imperva Inc.	51,211	2,217
^	Greenbrier Cos. Inc.	43,741	2,198
*	Cotiviti Holdings Inc.	62,903	2,166
	General Cable Corp.	73,017	2,161
	Actuant Corp. Class A	92,049	2,140
	Federal Signal Corp.	97,140	2,139
*	Patrick Industries Inc.	34,411	2,128
*	Milacron Holdings Corp.	105,382	2,122
*	SPX Corp.	63,762	2,071
*	Hub Group Inc. Class A	49,450	2,069
	Badger Meter Inc.	43,628	2,057
	Altra Industrial Motion Corp.	44,291	2,035
*	Air Transport Services Group Inc.	86,942	2,027
*	MINDBODY Inc. Class A	52,078	2,026
	Raven Industries Inc.	56,776	1,990
	Standex International Corp.	20,831	1,986
*	Advanced Disposal Services Inc.	88,772	1,978
*	BMC Stock Holdings Inc.	99,698	1,949
	Apogee Enterprises Inc.	44,470	1,928
*	Installed Building Products Inc.	31,784	1,909
	McGrath RentCorp	35,521	1,907
	H&E Equipment Services Inc.	48,574	1,870
*	OSI Systems Inc.	28,337	1,850
	Astec Industries Inc.	33,297	1,837
	Wabash National Corp.	88,192	1,835
*	TriMas Corp.	69,729	1,830
*	Sykes Enterprises Inc.	62,921	1,821
	Triumph Group Inc.	71,986	1,814
	Tennant Co.	26,774	1,813
	US Ecology Inc.	33,944	1,809
	Matson Inc.	62,982	1,804
	AZZ Inc.	40,733	1,780

*	Knowles Corp.	139,965	1,762
	Encore Wire Corp.	30,145	1,709
*	Fabrinet	54,398	1,707
*	TrueBlue Inc.	65,666	1,701
	Kadant Inc.	17,883	1,690
	Aircastle Ltd.	84,924	1,687
	Alamo Group Inc.	15,309	1,682
*	Continental Building Products Inc.	57,929	1,654
*	Gibraltar Industries Inc.	48,626	1,646
	Primoris Services Corp.	64,851	1,620
	Materion Corp.	31,624	1,614
	Viad Corp.	30,606	1,605
*	Cardtronics plc Class A	71,591	1,597
	ICF International Inc.	27,185	1,589
*	GMS Inc.	51,903	1,586
	HEICO Corp.	17,807	1,546
*	Aerovironment Inc.	33,766	1,537
	Multi-Color Corp.	23,167	1,530
	Lindsay Corp.	16,587	1,517
*	FARO Technologies Inc.	25,752	1,504
	EVERTEC Inc.	90,242	1,475
	Douglas Dynamics Inc.	33,633	1,458
*	Casella Waste Systems Inc. Class A	61,790	1,445
	Marten Transport Ltd.	62,669	1,429
*	US Concrete Inc.	23,581	1,424
*	CBIZ Inc.	77,802	1,420
	Manitowoc Co. Inc.	49,680	1,414
*	Kratos Defense & Security Solutions Inc.	137,075	1,411
	Kelly Services Inc. Class A	48,466	1,407
^	Sturm Ruger & Co. Inc.	26,657	1,399
*	Huron Consulting Group Inc.	36,622	1,395
*	KEMET Corp.	76,828	1,393
*	Navigant Consulting Inc.	72,358	1,392
	MTS Systems Corp.	26,815	1,385
	CTS Corp.	50,460	1,373
*	Tutor Perini Corp.	61,744	1,361
*,^ Evolent Health Inc. Class A		95,357	1,359
*	PGT Innovations Inc.	72,570	1,353
	Schnitzer Steel Industries Inc.	41,349	1,338
	Heartland Express Inc.	74,119	1,333
	AVX Corp.	80,173	1,327
	ADT Inc.	167,061	1,325
	Advanced Drainage Systems Inc.	50,985	1,321
*	Veeco Instruments Inc.	73,781	1,254
	Quad/Graphics Inc.	47,431	1,202
*	Atkore International Group Inc.	60,556	1,202
*	Aegion Corp. Class A	51,882	1,189
*	NCI Building Systems Inc.	67,143	1,188
*,^ MACOM Technology Solutions Holdings Inc.		71,507	1,187
*	Lydall Inc.	24,569	1,185
	ArcBest Corp.	36,691	1,176
*	Gates Industrial Corp. plc	67,064	1,174
	CIRCOR International Inc.	26,473	1,129
	Global Brass & Copper Holdings Inc.	33,386	1,117
*	Echo Global Logistics Inc.	40,392	1,115
*	Thermon Group Holdings Inc.	49,570	1,111
	Columbus McKinnon Corp.	29,591	1,061

*	Astronics Corp.	27,496	1,026
	Argan Inc.	23,748	1,020
	Griffon Corp.	55,072	1,005
*,^ Inovalon Holdings Inc. Class A		93,657	993
*	Electro Scientific Industries Inc.	50,724	980
	NN Inc.	40,683	976
	RR Donnelley & Sons Co.	111,755	976
	Gorman-Rupp Co.	33,037	966
	Quanex Building Products Corp.	54,885	955
	REV Group Inc.	45,978	955
	Kforce Inc.	34,650	937
	Myers Industries Inc.	44,082	932
*	DXP Enterprises Inc.	23,841	929
	Barrett Business Services Inc.	10,952	908
	Cass Information Systems Inc.	15,120	900
*	TimkenSteel Corp.	58,272	885
	Spartan Motors Inc.	51,015	877
	Heidrick & Struggles International Inc.	27,744	867
*	Wesco Aircraft Holdings Inc.	84,482	866
	Hyster-Yale Materials Handling Inc.	12,338	863
*	Donnelley Financial Solutions Inc.	49,942	858
	LSC Communications Inc.	48,955	854
*	American Outdoor Brands Corp.	79,499	820
*	MYR Group Inc.	26,180	807
*	Control4 Corp.	37,515	806
	Ennis Inc.	40,722	802
	Insteel Industries Inc.	28,261	781
	Resources Connection Inc.	47,887	776
*	Vicor Corp.	26,517	757
*	Engility Holdings Inc.	30,798	751
	RPX Corp.	69,914	747
	VSE Corp.	14,410	745
	Mesa Laboratories Inc.	4,989	741
*	Everi Holdings Inc.	112,366	738
	TTEC Holdings Inc.	24,036	738
	CRA International Inc.	13,232	692
	NVE Corp.	8,009	666
*	NV5 Global Inc.	11,870	662
*	Ply Gem Holdings Inc.	30,397	657
*,^ Team Inc.		45,406	624
*	Cross Country Healthcare Inc.	56,092	623
*	Kimball Electronics Inc.	38,241	618
*	InnerWorkings Inc.	68,130	617
*	International Seaways Inc.	34,547	608
	DMC Global Inc.	22,523	602
	Park-Ohio Holdings Corp.	15,131	588
	Daktronics Inc.	64,864	571
	B. Riley Financial Inc.	29,299	571
*	Landec Corp.	43,120	563
*	Daseke Inc.	56,916	557
*	Covenant Transportation Group Inc. Class A	18,520	552
*	Ducommun Inc.	17,980	546
*	PHH Corp.	51,889	543
*	CAI International Inc.	25,457	541
*	Eagle Bulk Shipping Inc.	106,606	528
*	Armstrong Flooring Inc.	38,629	524
	American Railcar Industries Inc.	13,856	518

*	Heritage-Crystal Clean Inc.	21,897	516
*	Vishay Precision Group Inc.	16,456	513
	Allied Motion Technologies Inc.	12,715	505
	Miller Industries Inc.	19,700	493
*	GP Strategies Corp.	21,610	489
*	BlueLinx Holdings Inc.	14,325	467
*,^ Energy Recovery Inc.		55,656	457
*,^ Energous Corp.		28,139	451
*	ServiceSource International Inc.	118,313	451
*	Mistras Group Inc.	23,627	448
*	Sterling Construction Co. Inc.	38,392	440
*	Franklin Covey Co.	16,090	433
*	Blue Bird Corp.	18,245	432
	Park Electrochemical Corp.	25,565	431
*	Layne Christensen Co.	28,793	430
*	YRC Worldwide Inc.	47,890	423
	Hurco Cos. Inc.	9,046	415
	Crawford & Co. Class B	50,256	413
	Powell Industries Inc.	15,273	410
*	Great Lakes Dredge & Dock Corp.	88,787	408
	Essendant Inc.	50,517	394
*	Era Group Inc.	38,339	358
*	Hill International Inc.	62,346	355
	National Research Corp. Class A	12,087	354
	Graham Corp.	16,281	349
	United States Lime & Minerals Inc.	4,694	344
*	CryoPort Inc.	39,623	341
*,^ Maxwell Technologies Inc.		56,916	338
	LSI Industries Inc.	41,486	336
	Bel Fuse Inc. Class B	17,411	329
*	Willdan Group Inc.	11,410	323
	Hardinge Inc.	17,495	321
*	Foundation Building Materials Inc.	21,311	318
*	Information Services Group Inc.	74,930	313
*	Acacia Research Corp.	87,681	307
^	Advanced Emissions Solutions Inc.	26,821	306
*	PRGX Global Inc.	32,040	303
*	Commercial Vehicle Group Inc.	38,458	298
	Eastern Co.	10,454	298
*	LB Foster Co. Class A	12,651	298
*	Twin Disc Inc.	13,393	291
	Omega Flex Inc.	4,302	280
*	Northwest Pipe Co.	16,076	278
*	UFP Technologies Inc.	9,116	269
*	Horizon Global Corp.	31,118	256
*	Hudson Technologies Inc.	51,897	256
*	Overseas Shipholding Group Inc. Class A	89,336	254
^	EnviroStar Inc.	6,301	247
*	Nuvectra Corp.	18,420	240
*	Manitex International Inc.	20,243	231
*	USA Truck Inc.	9,059	231
*,^ CyberOptics Corp.		12,721	229
*	Willis Lease Finance Corp.	6,584	226
	CECO Environmental Corp.	50,404	224
*,^ Forterra Inc.		26,195	218
	Universal Logistics Holdings Inc.	10,160	215
*	Astronics Corp. Class B	5,795	214

*	Intevac Inc.	30,977	214
	NACCO Industries Inc. Class A	6,425	211
*	Nuverra Environmental Solutions Inc.	9,109	211
*	Iteris Inc.	41,607	206
*	Orion Group Holdings Inc.	31,178	205
	FreightCar America Inc.	15,080	202
*,^ ShotSpotter Inc.		7,480	198
	BG Staffing Inc.	10,365	197
*	Radiant Logistics Inc.	50,317	195
*	Sparton Corp.	11,087	193
*,^ Asure Software Inc.		14,345	176
*	ARC Document Solutions Inc.	79,674	175
*	Lawson Products Inc.	6,871	173
*	Houston Wire & Cable Co.	23,182	170
*	Xerium Technologies Inc.	25,689	166
^	Celadon Group Inc.	43,972	163
*	Goldfield Corp.	41,144	158
*	StarTek Inc.	15,981	156
*	Napco Security Technologies Inc.	13,255	155
*	DHI Group Inc.	95,139	152
*	Aspen Aerogels Inc.	35,412	151
	National Research Corp. Class B	3,096	150
*	CUI Global Inc.	54,392	141
*	IntriCon Corp.	6,920	138
*	Gencor Industries Inc.	8,585	138
*,^ MicroVision Inc.		120,148	136
	Global Water Resources Inc.	15,088	135
*	IES Holdings Inc.	8,711	132
*	PFSweb Inc.	14,574	127
*	Transcat Inc.	8,075	126
*	Roadrunner Transportation Systems Inc.	49,746	126
*	Arotech Corp.	40,657	124
*	Universal Technical Institute Inc.	40,610	119
*	Luna Innovations Inc.	35,687	116
*	Ultralife Corp.	11,093	111
*	Innovative Solutions & Support Inc.	31,038	110
*	General Finance Corp.	14,808	107
*	Huttig Building Products Inc.	20,400	107
*	Ballantyne Strong Inc.	23,128	103
*,^ ExOne Co.		14,080	103
*,^ UQM Technologies Inc.		78,403	101
*,^ Workhorse Group Inc.		37,915	100
*,^ Babcock & Wilcox Enterprises Inc.		22,712	99
*	Sharps Compliance Corp.	21,848	99
*	CPI Aerostructures Inc.	9,722	95
*	Hudson Global Inc.	48,253	94
*	LightPath Technologies Inc. Class A	40,322	89
*,^ Capstone Turbine Corp.		76,641	88
*	Echelon Corp.	18,961	87
*	Fuel Tech Inc.	71,059	85
*,^ Applied DNA Sciences Inc.		56,734	82
*	Mattersight Corp.	38,893	82
	AMCON Distributing Co.	900	81
*	Perceptron Inc.	8,400	72
*,^ Aqua Metals Inc.		27,299	71
*	PAM Transportation Services Inc.	1,891	69
*	Revolution Lighting Technologies Inc.	19,975	69

*	Broadwind Energy Inc.	31,113	68
*	Frequency Electronics Inc.	7,273	64
*	Perma-Fix Environmental Services	15,311	64
	Richardson Electronics Ltd.	7,894	63
*	Air T Inc.	2,500	63
	RF Industries Ltd.	13,317	61
*	IEC Electronics Corp.	13,361	60
*	Lincoln Educational Services Corp.	30,118	58
*,^ Odyssey Marine Exploration Inc.		6,843	57
*	Perma-Pipe International Holdings Inc.	5,595	51
*,^ eMagin Corp.		33,365	48
	Steel Connect Inc.	22,445	48
*	AeroCentury Corp.	2,175	38
	Greif Inc. Class B	549	32
*	Cardlytics Inc.	2,160	32
*	ClearSign Combustion Corp.	14,690	30
*	Limbach Holdings Inc.	2,287	28
*	ASV Holdings Inc.	3,312	24
	Bel Fuse Inc. Class A	1,377	23
*	American Electric Technologies Inc.	17,847	20
*	Synthesis Energy Systems Inc.	6,983	19
*	Industrial Services of America Inc.	5,080	13
*	Orion Energy Systems Inc.	13,441	11
*	Wireless Telecom Group Inc.	4,429	11
*,^ Digital Ally Inc.		3,600	9
*	Turtle Beach Corp.	11,768	7
	Ecology and Environment Inc.	450	5
*	Energy Focus Inc.	1,890	5
*	Rubicon Technology Inc.	609	4
*	Research Frontiers Inc.	4,224	4
*	SigmaTron International Inc.	601	3
	Black Box Corp.	1,600	3
*	Sypris Solutions Inc.	1,594	3
*	Volt Information Sciences Inc.	694	2
*	Tecogen Inc.	630	2
*	AMREP Corp.	170	1
	Chicago Rivet & Machine Co.	28	1
			5,633,651
Oil & Gas (5.5%)
	Exxon Mobil Corp.	6,554,960	489,066
	Chevron Corp.	2,955,482	337,043
	Schlumberger Ltd.	2,140,247	138,645
	ConocoPhillips	1,816,165	107,680
	EOG Resources Inc.	893,949	94,106
	Occidental Petroleum Corp.	1,184,925	76,973
	Phillips 66	705,608	67,682
	Valero Energy Corp.	677,452	62,847
	Halliburton Co.	1,223,879	57,449
	Marathon Petroleum Corp.	756,412	55,301
	Anadarko Petroleum Corp.	826,506	49,929
	Pioneer Natural Resources Co.	264,340	45,408
	Kinder Morgan Inc.	2,907,573	43,788
	ONEOK Inc.	630,092	35,865
*	Concho Resources Inc.	231,390	34,785
	Williams Cos. Inc.	1,283,266	31,902
	Devon Energy Corp.	811,645	25,802
	Hess Corp.	463,319	23,453

	Noble Energy Inc.	751,249	22,763
	Andeavor	225,875	22,714
	Apache Corp.	587,660	22,613
	National Oilwell Varco Inc.	585,605	21,556
	Marathon Oil Corp.	1,319,831	21,289
	EQT Corp.	411,238	19,538
*	Diamondback Energy Inc.	151,491	19,167
	Baker Hughes a GE Co.	661,281	18,364
	Cabot Oil & Gas Corp.	714,273	17,128
*	Cheniere Energy Inc.	312,188	16,686
	Targa Resources Corp.	337,355	14,844
	Cimarex Energy Co.	147,338	13,776
	HollyFrontier Corp.	273,680	13,372
*	Parsley Energy Inc. Class A	370,274	10,734
	Helmerich & Payne Inc.	159,273	10,601
	OGE Energy Corp.	306,101	10,031
*	Energen Corp.	149,399	9,391
*	WPX Energy Inc.	621,564	9,187
*	RSP Permian Inc.	195,547	9,167
*	Continental Resources Inc.	146,454	8,633
*	First Solar Inc.	120,530	8,555
*	Newfield Exploration Co.	306,276	7,479
^	Core Laboratories NV	68,384	7,401
*	Antero Resources Corp.	366,878	7,283
*	Transocean Ltd.	676,029	6,693
	Murphy Oil Corp.	250,850	6,482
	Patterson-UTI Energy Inc.	347,986	6,093
^	Range Resources Corp.	382,909	5,567
	PBF Energy Inc. Class A	160,944	5,456
*	Centennial Resource Development Inc. Class A	281,936	5,174
*	PDC Energy Inc.	101,971	5,000
	Delek US Holdings Inc.	117,949	4,801
*	Whiting Petroleum Corp.	141,170	4,777
*	Matador Resources Co.	145,131	4,341
*	Callon Petroleum Co.	313,098	4,145
*,^ Chesapeake Energy Corp.		1,337,550	4,039
*	Oasis Petroleum Inc.	482,269	3,906
*	Southwestern Energy Co.	899,630	3,895
*	QEP Resources Inc.	371,835	3,640
*	CNX Resources Corp.	227,383	3,509
*	SRC Energy Inc.	370,928	3,498
*,^ Weatherford International plc		1,517,969	3,476
	Nabors Industries Ltd.	459,436	3,211
	SM Energy Co.	174,290	3,142
	Ensco plc Class A	673,625	2,957
	Oceaneering International Inc.	150,645	2,793
*	Chart Industries Inc.	47,196	2,786
*	McDermott International Inc.	441,349	2,688
*	Dril-Quip Inc.	58,712	2,630
	SemGroup Corp. Class A	119,787	2,563
*	C&J Energy Services Inc.	97,974	2,530
*	Gulfport Energy Corp.	251,537	2,427
	Pattern Energy Group Inc. Class A	139,947	2,420
*	Oil States International Inc.	88,524	2,319
*	Rowan Cos. plc Class A	193,706	2,235
*	MRC Global Inc.	132,789	2,183
*	Laredo Petroleum Inc.	240,634	2,096

*	Superior Energy Services Inc.	240,447	2,027
*	Carrizo Oil & Gas Inc.	121,770	1,948
^	RPC Inc.	103,094	1,859
*	Extraction Oil & Gas Inc.	159,397	1,827
*,^ NOW Inc.		169,971	1,737
*	Denbury Resources Inc.	633,808	1,737
*	Unit Corp.	81,180	1,604
*	ProPetro Holding Corp.	95,744	1,521
*	Exterran Corp.	54,640	1,459
*	Forum Energy Technologies Inc.	128,596	1,415
*	Noble Corp. plc	370,772	1,376
*,^ Diamond Offshore Drilling Inc.		93,446	1,370
*	Alta Mesa Resources Inc.	159,564	1,277
*	SEACOR Holdings Inc.	24,916	1,273
*	Ring Energy Inc.	87,748	1,259
*	Helix Energy Solutions Group Inc.	216,874	1,256
*	Ultra Petroleum Corp.	292,280	1,219
*	Jagged Peak Energy Inc.	82,285	1,163
*,^ California Resources Corp.		63,472	1,089
*	Halcon Resources Corp.	223,315	1,088
*	Cactus Inc.	39,252	1,057
*	Newpark Resources Inc.	130,297	1,055
*	Keane Group Inc.	70,639	1,045
*,^ Resolute Energy Corp.		29,097	1,008
	Green Plains Inc.	60,003	1,008
*	Tidewater Inc.	35,031	1,002
	Archrock Inc.	108,678	951
*	Par Pacific Holdings Inc.	53,064	911
*,^ Tellurian Inc.		123,232	889
*	HighPoint Resources Corp.	166,244	845
*,^ WildHorse Resource Development Corp.		42,790	817
*	Renewable Energy Group Inc.	63,669	815
*,^ SunPower Corp. Class A		100,918	805
^	CVR Energy Inc.	25,668	776
*	Stone Energy Corp.	20,674	767
*	REX American Resources Corp.	10,339	753
*	Bonanza Creek Energy Inc.	27,076	750
*	SandRidge Energy Inc.	51,508	747
*	Penn Virginia Corp.	21,009	736
*	FTS International Inc.	39,710	730
*	Select Energy Services Inc. Class A	56,556	714
*,^ Plug Power Inc.		351,505	664
*	TETRA Technologies Inc.	159,353	598
*	W&T Offshore Inc.	134,396	595
*	Abraxas Petroleum Corp.	267,164	593
*	Enphase Energy Inc.	115,607	528
*	Natural Gas Services Group Inc.	21,712	518
*	Matrix Service Co.	37,501	514
*	Basic Energy Services Inc.	34,333	496
*	SEACOR Marine Holdings Inc.	25,753	490
	Bristow Group Inc.	36,663	477
*	Flotek Industries Inc.	76,625	467
*	Green Brick Partners Inc.	42,397	462
*	TPI Composites Inc.	19,852	446
*	Solaris Oilfield Infrastructure Inc. Class A	26,630	441
*	Midstates Petroleum Co. Inc.	32,279	430
	Panhandle Oil and Gas Inc. Class A	22,029	425

*	Mammoth Energy Services Inc.	12,998	417
*	ION Geophysical Corp.	14,972	406
*	Trecora Resources	29,797	405
*,^ Zion Oil & Gas Inc.		77,814	370
*,^ Liberty Oilfield Services Inc. Class A		21,805	368
*,^ Sanchez Energy Corp.		109,642	343
*	Ameresco Inc. Class A	25,069	326
	Evolution Petroleum Corp.	40,190	324
*	Pioneer Energy Services Corp.	107,421	290
*	SilverBow Resources Inc.	9,749	284
*	Nine Energy Service Inc.	11,195	273
*	Earthstone Energy Inc. Class A	26,723	270
*	Independence Contract Drilling Inc.	63,273	239
*	Dawson Geophysical Co.	33,888	228
*,^ CARBO Ceramics Inc.		29,631	215
	Adams Resources & Energy Inc.	4,930	214
*	Energy XXI Gulf Coast Inc.	51,064	196
*	Pacific Ethanol Inc.	65,334	196
	Gulf Island Fabrication Inc.	27,001	192
*,^ Approach Resources Inc.		72,989	191
*,^ Erin Energy Corp.		51,893	189
*	Gulfmark Offshore Inc.	6,443	187
*	NCS Multistage Holdings Inc.	12,125	182
*	Geospace Technologies Corp.	17,933	177
*,^ Hornbeck Offshore Services Inc.		58,310	170
*	American Superconductor Corp.	28,918	168
*	Smart Sand Inc.	28,837	168
*,^ Gastar Exploration Inc.		242,644	166
*	Contango Oil & Gas Co.	46,065	164
*	Key Energy Services Inc.	13,940	163
*,^ FuelCell Energy Inc.		92,293	160
*	PHI Inc. (Non-Voting Shares)	15,304	157
*,^ Lilis Energy Inc.		37,930	151
*	Parker Drilling Co.	229,846	146
*	Lonestar Resources US Inc. Class A	33,222	144
*	Isramco Inc.	1,224	127
*	Comstock Resources Inc.	15,309	112
*,^ NextDecade Corp.		22,540	111
*,^ Northern Oil and Gas Inc.		53,921	107
*	Eclipse Resources Corp.	70,658	102
*	Goodrich Petroleum Corp.	8,032	88
*,^ EP Energy Corp. Class A		56,584	76
*,^ Torchlight Energy Resources Inc.		56,117	73
*	VAALCO Energy Inc.	69,558	60
*,^ Jones Energy Inc. Class A		70,075	56
*	Mitcham Industries Inc.	16,216	53
*	Willbros Group Inc.	79,324	44
*	Eco-Stim Energy Solutions Inc.	36,639	35
*	Ranger Energy Services Inc.	4,155	34
*	PetroQuest Energy Inc.	46,985	27
*	Quintana Energy Services Inc.	2,185	21
*	Stone Energy Corp. Warrants Exp. 02/28/2021	725	5
*	PHI Inc. (Voting Shares)	229	2
*	Aemetis Inc.	1,072	2
*,^ Bonanza Creek Energy Inc. Warrants Exp. 04/28/2020		7,759	1
*,^ Ideal Power Inc.		791	1
*,^ Yuma Energy Inc.		637	1

^,2 Harvest Natural Resources Inc.	27,025	—
		2,308,674
Other (0.0%)3
*,2 Dyax Corp. CVR Exp. 12/31/2019	266,416	533
*,2 Herbalife Ltd. CVR	15,650	152
*,2 Babcock & Wilcox Enterprises Inc. Rights Exp. 04/10/2018	66,968	128
*,2 Tobira Therapeutics CVR Exp. 12/31/2028	4,500	20
*,2 NewStar Financial Inc. CVR	36,657	18
*,2 Ambit Biosciences Corp. CVR	29,736	18
* Kadmon Warrants Exp. 09/29/2022	25,728	9
*,2 Media General Inc. CVR	175,133	7
*,2 Alexza Pharmaceuticals Inc. CVR	80,591	3
*,2 Clinical Data CVR	29,879	—
*,2 Chelsea Therapeutics International Ltd. CVR	288,407	—
*,^,2Biosante Pharmaceutical Inc. CVR	156,953	—
*,2 Adolor Corp. Rights Exp. 07/01/2019	126,930	—
*,2 Ditech Holding Corp Warrants Exp. 01/31/2028	4,209	—
*,2 Ditech Holding Corp Series B Warrants Exp. 01/31/2028	3,340	—
		888
Technology (19.3%)
Apple Inc.	7,065,806	1,185,501
Microsoft Corp.	11,913,111	1,087,310
* Facebook Inc. Class A	3,707,530	592,426
* Alphabet Inc. Class C	467,675	482,542
* Alphabet Inc. Class A	454,270	471,142
Intel Corp.	7,223,017	376,175
Cisco Systems Inc.	7,455,935	319,785
International Business Machines Corp.	1,432,672	219,815
Oracle Corp.	4,804,609	219,811
NVIDIA Corp.	844,030	195,469
* Adobe Systems Inc.	761,216	164,484
Texas Instruments Inc.	1,521,833	158,103
Broadcom Ltd.	635,262	149,700
QUALCOMM Inc.	2,291,247	126,958
* salesforce.com Inc.	1,062,801	123,604
* Micron Technology Inc.	1,789,903	93,326
Applied Materials Inc.	1,627,754	90,519
Cognizant Technology Solutions Corp. Class A	909,645	73,226
Intuit Inc.	376,374	65,244
HP Inc.	2,545,249	55,792
Analog Devices Inc.	576,842	52,568
Lam Research Corp.	252,761	51,351
DXC Technology Co.	442,208	44,455
* ServiceNow Inc.	267,428	44,246
* Autodesk Inc.	342,085	42,959
Hewlett Packard Enterprise Co.	2,428,972	42,604
Western Digital Corp.	461,388	42,572
* Red Hat Inc.	274,644	41,062
Corning Inc.	1,325,246	36,948
Microchip Technology Inc.	363,700	33,228
Harris Corp.	183,169	29,542
Xilinx Inc.	394,044	28,466
* Twitter Inc.	978,211	28,378
* Cerner Corp.	489,125	28,369
Skyworks Solutions Inc.	282,202	28,294
* Workday Inc. Class A	211,926	26,938

	KLA-Tencor Corp.	241,711	26,349
	Motorola Solutions Inc.	249,469	26,269
	Maxim Integrated Products Inc.	436,121	26,263
	NetApp Inc.	414,043	25,542
	Symantec Corp.	959,250	24,797
*	Palo Alto Networks Inc.	135,133	24,529
	Seagate Technology plc	395,802	23,162
*	Dell Technologies Inc. Class V	314,403	23,017
*	Splunk Inc.	220,105	21,656
*	ANSYS Inc.	129,516	20,294
*,^ Square Inc.		395,449	19,456
*	Synopsys Inc.	229,863	19,134
*	Arista Networks Inc.	74,243	18,954
*	IAC/InterActiveCorp	119,022	18,613
*	Citrix Systems Inc.	200,067	18,566
*	Akamai Technologies Inc.	249,917	17,739
	CDW Corp.	237,024	16,665
	CA Inc.	481,440	16,321
*	ON Semiconductor Corp.	655,721	16,039
*	Cadence Design Systems Inc.	435,613	16,017
*	Gartner Inc.	133,171	15,664
	Leidos Holdings Inc.	233,798	15,290
*	VeriSign Inc.	128,334	15,215
	SS&C Technologies Holdings Inc.	269,801	14,472
*,^ Advanced Micro Devices Inc.		1,415,443	14,225
	Juniper Networks Inc.	581,537	14,149
*	PTC Inc.	180,235	14,060
	Teradyne Inc.	304,414	13,915
*	F5 Networks Inc.	95,311	13,783
*	Qorvo Inc.	194,878	13,729
*,^ VMware Inc. Class A		112,320	13,621
	CDK Global Inc.	207,531	13,145
	Marvell Technology Group Ltd.	615,746	12,931
*	GoDaddy Inc. Class A	205,337	12,612
*	Veeva Systems Inc. Class A	170,959	12,483
*	Fortinet Inc.	229,324	12,287
*	CommScope Holding Co. Inc.	296,106	11,835
*	Tyler Technologies Inc.	55,731	11,757
*	Microsemi Corp.	181,179	11,726
*,^ Snap Inc.		686,927	10,902
*	Ultimate Software Group Inc.	43,767	10,666
	CSRA Inc.	253,537	10,453
	MKS Instruments Inc.	84,355	9,756
	Garmin Ltd.	159,191	9,381
*	Guidewire Software Inc.	115,999	9,376
	LogMeIn Inc.	80,683	9,323
*	EPAM Systems Inc.	78,192	8,955
*	Proofpoint Inc.	78,652	8,939
*	Aspen Technology Inc.	112,222	8,853
*	athenahealth Inc.	61,889	8,852
	Cypress Semiconductor Corp.	488,587	8,286
*	Cavium Inc.	101,852	8,085
*	Tableau Software Inc. Class A	99,764	8,063
*	Nutanix Inc.	162,771	7,994
*	Paycom Software Inc.	72,757	7,813
	DST Systems Inc.	92,461	7,734
	Entegris Inc.	217,770	7,578

*	Fair Isaac Corp.	44,495	7,536
	Blackbaud Inc.	73,962	7,530
*	Teradata Corp.	186,246	7,388
*	ARRIS International plc	275,835	7,329
*	Nuance Communications Inc.	451,105	7,105
*	Zendesk Inc.	148,400	7,104
	Monolithic Power Systems Inc.	58,749	6,801
*	2U Inc.	76,456	6,425
*	Cree Inc.	155,126	6,253
*	Integrated Device Technology Inc.	203,189	6,209
*	NCR Corp.	190,908	6,017
*	RingCentral Inc. Class A	94,729	6,015
*	Silicon Laboratories Inc.	65,764	5,912
*	Lumentum Holdings Inc.	91,328	5,827
*	Ciena Corp.	221,322	5,732
*	HubSpot Inc.	52,922	5,731
*	CACI International Inc. Class A	37,822	5,724
*,^ ViaSat Inc.		86,998	5,718
	j2 Global Inc.	70,560	5,569
	SYNNEX Corp.	46,163	5,466
*	Medidata Solutions Inc.	85,639	5,379
*	Tech Data Corp.	58,998	5,023
*	RealPage Inc.	96,363	4,963
*	Dycom Industries Inc.	45,653	4,914
*	New Relic Inc.	64,701	4,796
	Science Applications International Corp.	59,797	4,712
*	Ellie Mae Inc.	50,570	4,649
*	FireEye Inc.	268,735	4,550
*	Manhattan Associates Inc.	104,563	4,379
*	ACI Worldwide Inc.	181,228	4,299
	Cabot Microelectronics Corp.	39,305	4,210
*	Verint Systems Inc.	98,282	4,187
*	MuleSoft Inc. Class A	91,748	4,035
*	Semtech Corp.	102,546	4,004
*	Cirrus Logic Inc.	97,862	3,976
*	Avaya Holdings Corp.	173,839	3,894
	InterDigital Inc.	52,893	3,893
*	Advanced Energy Industries Inc.	60,917	3,893
*	Twilio Inc. Class A	101,539	3,877
*	Envestnet Inc.	64,684	3,706
*	Callidus Software Inc.	101,746	3,658
*	Box Inc.	175,765	3,612
*	CommVault Systems Inc.	63,119	3,610
*	Qualys Inc.	49,035	3,567
*	Pure Storage Inc. Class A	177,798	3,547
*	Viavi Solutions Inc.	354,401	3,445
*	Mercury Systems Inc.	71,090	3,435
*	Allscripts Healthcare Solutions Inc.	277,592	3,428
*	NetScout Systems Inc.	129,296	3,407
	Pegasystems Inc.	54,545	3,308
*,^ Match Group Inc.		73,933	3,286
*	Cloudera Inc.	151,656	3,273
	Plantronics Inc.	52,479	3,168
	Pitney Bowes Inc.	290,331	3,162
*	Cornerstone OnDemand Inc.	79,909	3,125
*	EchoStar Corp. Class A	57,523	3,035
	Power Integrations Inc.	43,753	2,991

	Brooks Automation Inc.	103,028	2,790
*	Coupa Software Inc.	60,429	2,757
*,^ Finisar Corp.		173,665	2,746
	Cogent Communications Holdings Inc.	63,241	2,745
*	Premier Inc. Class A	86,876	2,720
	Progress Software Corp.	70,531	2,712
*	VeriFone Systems Inc.	173,059	2,662
*	NETGEAR Inc.	46,076	2,636
	Ebix Inc.	34,567	2,575
*	Q2 Holdings Inc.	55,446	2,526
*	Infinera Corp.	231,925	2,519
*,^ Ubiquiti Networks Inc.		35,789	2,462
*	Five9 Inc.	82,353	2,453
	TiVo Corp.	177,687	2,408
*	Synaptics Inc.	52,520	2,402
*	Bottomline Technologies de Inc.	61,649	2,389
*	Oclaro Inc.	248,405	2,375
	CSG Systems International Inc.	52,028	2,356
*	Okta Inc.	58,888	2,347
*	Rambus Inc.	168,835	2,267
*	Varonis Systems Inc.	36,373	2,201
*	MaxLinear Inc.	92,166	2,097
*	Virtusa Corp.	41,122	1,993
*	Insight Enterprises Inc.	56,893	1,987
*	Electronics For Imaging Inc.	71,124	1,944
*	Extreme Networks Inc.	175,148	1,939
*	Blackline Inc.	49,019	1,922
*,^ 3D Systems Corp.		165,032	1,913
*	Diodes Inc.	62,287	1,897
*	MicroStrategy Inc. Class A	14,248	1,838
*,^ Inphi Corp.		59,297	1,785
*	Instructure Inc.	41,837	1,763
*	Alarm.com Holdings Inc.	46,702	1,763
*	SPS Commerce Inc.	27,120	1,738
*	Blucora Inc.	70,081	1,724
*	Dropbox Inc. Class A	54,088	1,690
*	ePlus Inc.	21,138	1,642
	Xperi Corp.	76,534	1,619
*	Hortonworks Inc.	77,861	1,586
	Diebold Nixdorf Inc.	102,385	1,577
*	FormFactor Inc.	115,064	1,571
*	Boingo Wireless Inc.	61,743	1,529
*	Amkor Technology Inc.	144,082	1,460
*	ScanSource Inc.	40,159	1,428
	Monotype Imaging Holdings Inc.	62,927	1,413
*	LivePerson Inc.	84,203	1,377
*	PROS Holdings Inc.	41,598	1,373
*	Everbridge Inc.	36,388	1,332
*	Web.com Group Inc.	72,099	1,305
*	Syntel Inc.	50,878	1,299
*	Apptio Inc. Class A	45,831	1,299
*	Cray Inc.	62,701	1,298
	NIC Inc.	96,792	1,287
*	Rudolph Technologies Inc.	46,461	1,287
*	Acacia Communications Inc.	33,288	1,280
*	Rapid7 Inc.	49,422	1,264
*	Shutterstock Inc.	26,123	1,258

*	Axcelis Technologies Inc.	50,513	1,243
*	CEVA Inc.	34,107	1,235
	ADTRAN Inc.	78,779	1,225
*	CalAmp Corp.	53,077	1,214
*	Alteryx Inc. Class A	33,707	1,151
*	Perficient Inc.	48,985	1,123
*	Quality Systems Inc.	81,310	1,110
*	Ultra Clean Holdings Inc.	57,406	1,105
	Comtech Telecommunications Corp.	35,703	1,067
*	Carbonite Inc.	35,812	1,031
*	Lattice Semiconductor Corp.	182,092	1,014
*	Nanometrics Inc.	37,363	1,005
*	CommerceHub Inc.	44,205	994
*	Super Micro Computer Inc.	58,401	993
*	Vocera Communications Inc.	41,372	969
	Cohu Inc.	41,471	946
*	Xcerra Corp.	79,172	922
	Switch Inc.	57,277	911
*	Workiva Inc.	37,312	884
*	ForeScout Technologies Inc.	27,118	880
*	Yext Inc.	69,513	879
*	Loral Space & Communications Inc.	20,939	872
*	SailPoint Technologies Holding Inc.	40,816	844
*	Photronics Inc.	101,065	834
*	Altair Engineering Inc. Class A	25,920	813
*	Unisys Corp.	74,757	804
*	Presidio Inc.	51,117	799
*	Ichor Holdings Ltd.	32,244	781
*,^ Gogo Inc.		88,721	766
*	Tabula Rasa HealthCare Inc.	19,720	765
	Forrester Research Inc.	17,984	745
*	Appfolio Inc.	18,158	742
*	Benefitfocus Inc.	30,303	739
*,^ Applied Optoelectronics Inc.		28,822	722
*	USA Technologies Inc.	78,563	707
*	Limelight Networks Inc.	163,997	674
*	Upland Software Inc.	23,393	673
*	Endurance International Group Holdings Inc.	89,750	664
	Computer Programs & Systems Inc.	22,743	664
*	Cision Ltd.	57,305	663
*	Vectrus Inc.	17,781	662
*	VASCO Data Security International Inc.	49,832	645
	Systemax Inc.	22,524	643
	Hackett Group Inc.	39,699	638
*	Synchronoss Technologies Inc.	58,199	614
*	KeyW Holding Corp.	78,116	614
*	MongoDB Inc.	14,053	610
	American Software Inc. Class A	46,244	601
*	Model N Inc.	32,524	587
*	Alpha & Omega Semiconductor Ltd.	35,104	542
*	Zscaler Inc.	19,275	541
*,^ Immersion Corp.		43,537	520
*	A10 Networks Inc.	88,356	514
	QAD Inc. Class A	12,023	501
*	CommerceHub Inc. Class A	22,064	496
*	Calix Inc.	68,623	470
*,^ NeoPhotonics Corp.		66,927	458

*	AXT Inc.	63,230	458
*	PDF Solutions Inc.	39,141	456
*	Harmonic Inc.	115,989	441
*	DSP Group Inc.	37,158	438
*	MobileIron Inc.	83,765	415
*	Rosetta Stone Inc.	31,476	414
*	Digi International Inc.	39,889	411
*	Quantenna Communications Inc.	29,849	409
*	Digimarc Corp.	16,963	406
*,^ TransEnterix Inc.		236,766	403
*	Mitek Systems Inc.	53,920	399
*	ChannelAdvisor Corp.	43,153	393
*	WideOpenWest Inc.	53,241	381
*	Agilysys Inc.	31,760	379
	PC Connection Inc.	14,806	370
*	Ribbon Communications Inc.	72,550	370
*	Brightcove Inc.	52,760	367
*	SendGrid Inc.	12,803	360
*	Castlight Health Inc. Class B	97,932	357
*	Internap Corp.	31,768	349
*	Zix Corp.	80,529	344
*	Sigma Designs Inc.	51,457	319
*,^ Impinj Inc.		24,372	317
*,^ Kopin Corp.		98,044	306
*,^ VirnetX Holding Corp.		76,978	304
*	Amber Road Inc.	31,958	284
*	EMCORE Corp.	48,810	278
*	Ooma Inc.	25,510	278
	Preformed Line Products Co.	4,227	275
*	RigNet Inc.	20,037	273
*	Appian Corp. Class A	10,048	253
*	Computer Task Group Inc.	30,890	253
*	KVH Industries Inc.	24,420	253
	Simulations Plus Inc.	16,404	242
*,^ Aquantia Corp.		15,158	238
*	Telenav Inc.	43,644	236
*	Meet Group Inc.	109,230	228
*	ConvergeOne Holdings Inc.	24,503	226
*	Great Elm Capital Group Inc.	55,926	224
*	Aerohive Networks Inc.	53,672	217
*	Exela Technologies Inc.	39,203	217
*,^ Casa Systems Inc.		7,185	211
*	GSI Technology Inc.	26,114	194
*,^ QuickLogic Corp.		126,374	192
	TESSCO Technologies Inc.	8,092	187
*	PAR Technology Corp.	13,213	186
*	Datawatch Corp.	21,298	184
*	Clearfield Inc.	14,133	182
*	eGain Corp.	22,917	182
	PC-Tel Inc.	25,151	181
*	Quantum Corp.	47,509	173
*,^ Park City Group Inc.		19,627	172
*	Bandwidth Inc. Class A	5,220	170
*	Amtech Systems Inc.	23,275	170
*	VOXX International Corp. Class A	33,559	166
*	Pixelworks Inc.	41,291	160
*	ID Systems Inc.	25,160	157

*	Adesto Technologies Corp.	20,931	155
*	Edgewater Technology Inc.	27,544	153
*	Telaria Inc.	40,215	151
*	Aviat Networks Inc.	8,128	136
*	BSQUARE Corp.	31,366	133
*	Inseego Corp.	68,373	122
	AstroNova Inc.	7,636	118
*,^ Atomera Inc.		18,445	115
*	Fusion Telecommunications International Inc.	35,587	115
	QAD Inc. Class B	3,670	115
*,^ Veritone Inc.		8,115	113
*	Evolving Systems Inc.	21,792	105
*	Icad Inc.	33,876	104
*	Finjan Holdings Inc.	31,949	104
*,^ Everspin Technologies Inc.		13,688	103
*,^ Helios & Matheson Analytics Inc.		36,188	102
*	LRAD Corp.	43,127	99
	RCM Technologies Inc.	16,596	96
*	Seachange International Inc.	34,871	95
*,^ SecureWorks Corp. Class A		11,685	94
*	Streamline Health Solutions Inc.	49,593	91
*	SITO Mobile Ltd.	22,560	91
*	Identiv Inc.	24,156	90
*	Neurotrope Inc.	11,123	90
*	Rimini Street Inc.	9,978	85
*	Synacor Inc.	49,449	79
*	CVD Equipment Corp.	8,553	78
*	WidePoint Corp.	132,577	77
*	Support.com Inc.	26,681	74
*	Mastech Digital Inc.	5,931	73
	TransAct Technologies Inc.	5,489	72
*	Data I/O Corp.	9,481	71
	Network-1 Technologies Inc.	25,641	68
*	Lantronix Inc.	32,077	66
*	Aehr Test Systems	29,270	66
	CSP Inc.	5,391	58
	RELM Wireless Corp.	13,400	53
*	GSE Systems Inc.	14,521	47
*,^ NXT-ID Inc.		23,431	47
*	NetSol Technologies Inc.	9,891	46
	ClearOne Inc.	5,669	45
*	DASAN Zhone Solutions Inc.	3,721	42
*,^ Tintri Inc.		23,908	41
*	Radisys Corp.	60,975	39
*	Resonant Inc.	11,873	38
*	Airgain Inc.	4,820	37
*	inTEST Corp.	5,564	37
*	CCUR Holdings Inc.	7,548	36
*	Intermolecular Inc.	25,996	34
*	Aware Inc.	7,924	33
*,^ Neonode Inc.		63,023	27
*	ADDvantage Technologies Group Inc.	14,730	19
*,^ Inuvo Inc.		17,600	16
*	Westell Technologies Inc. Class A	4,583	15
*	Marin Software Inc.	2,007	13
*	Intellicheck Inc.	6,952	13
*,^ Netlist Inc.		43,613	10

*	Smith Micro Software Inc.	3,520	6
*,2 Gerber Scientific Inc. CVR		53,384	6
*	Key Tronic Corp.	850	6
	Communications Systems Inc.	1,077	4
*	Determine Inc.	1,693	2
*,^ Ominto Inc.		700	2
*	Majesco	343	2
*	ARC Group Worldwide Inc.	579	1
*	CynergisTek Inc.	200	1
*,^ ParkerVision Inc.		1,084	1
*	Sunworks Inc.	300	—
			8,139,026
Telecommunications (1.8%)
	AT&T Inc.	9,502,522	338,765
	Verizon Communications Inc.	6,380,137	305,098
*	T-Mobile US Inc.	463,309	28,280
	CenturyLink Inc.	1,486,459	24,423
*	Zayo Group Holdings Inc.	325,059	11,104
*,^ Sprint Corp.		919,218	4,486
	Telephone & Data Systems Inc.	146,075	4,095
*	Vonage Holdings Corp.	321,872	3,428
*	GTT Communications Inc.	49,829	2,825
	Shenandoah Telecommunications Co.	73,826	2,658
*	8x8 Inc.	134,086	2,501
*,^ Iridium Communications Inc.		125,166	1,408
	Consolidated Communications Holdings Inc.	109,330	1,198
	ATN International Inc.	17,113	1,020
*	ORBCOMM Inc.	104,873	983
*	Cincinnati Bell Inc.	69,161	958
^	Frontier Communications Corp.	124,138	921
*	United States Cellular Corp.	21,127	849
*,^ Globalstar Inc.		877,994	604
*	pdvWireless Inc.	19,665	587
	Spok Holdings Inc.	31,126	465
	Windstream Holdings Inc.	295,226	416
*	HC2 Holdings Inc.	71,551	376
*	Intelsat SA	73,247	275
	IDT Corp. Class B	32,443	204
*	Hawaiian Telcom Holdco Inc.	6,486	173
*	Alaska Communications Systems Group Inc.	85,202	153
*	Rafael Holdings Inc. Class B	16,221	79
*	Otelco Inc. Class A	3,053	46
*	CPS Technologies Corp.	100	—
			738,378
Utilities (2.8%)
	NextEra Energy Inc.	727,404	118,807
	Duke Energy Corp.	1,078,568	83,557
	Southern Co.	1,552,293	69,325
	Dominion Energy Inc.	994,561	67,063
	Exelon Corp.	1,491,638	58,189
	American Electric Power Co. Inc.	759,177	52,072
	Sempra Energy	425,308	47,303
	Public Service Enterprise Group Inc.	783,541	39,365
	Consolidated Edison Inc.	479,917	37,405
	Xcel Energy Inc.	781,860	35,559
	PG&E Corp.	795,742	34,957

	Edison International	504,584	32,122
	WEC Energy Group Inc.	486,488	30,503
	PPL Corp.	1,070,372	30,281
	DTE Energy Co.	277,291	28,949
	Eversource Energy	488,068	28,757
	FirstEnergy Corp.	741,620	25,222
	American Water Works Co. Inc.	274,553	22,549
	Entergy Corp.	279,680	22,033
	Ameren Corp.	374,254	21,194
	CMS Energy Corp.	440,561	19,953
	CenterPoint Energy Inc.	664,207	18,199
	Alliant Energy Corp.	356,035	14,548
	Atmos Energy Corp.	171,035	14,408
	NRG Energy Inc.	465,529	14,213
	Pinnacle West Capital Corp.	172,254	13,746
	NiSource Inc.	519,959	12,432
	UGI Corp.	267,868	11,899
	AES Corp.	1,025,905	11,664
	Westar Energy Inc. Class A	220,030	11,571
	Great Plains Energy Inc.	332,938	10,584
	Aqua America Inc.	276,893	9,431
*	Vistra Energy Corp.	398,386	8,298
	Vectren Corp.	129,572	8,282
	SCANA Corp.	219,049	8,225
	IDACORP Inc.	79,287	6,999
	WGL Holdings Inc.	79,784	6,674
	National Fuel Gas Co.	127,908	6,581
	Hawaiian Electric Industries Inc.	171,097	5,882
	ALLETE Inc.	79,207	5,723
	Portland General Electric Co.	139,187	5,638
	ONE Gas Inc.	82,046	5,417
	New Jersey Resources Corp.	134,494	5,393
	Avista Corp.	101,439	5,199
	Spire Inc.	71,093	5,140
^	Avangrid Inc.	98,823	5,052
	Southwest Gas Holdings Inc.	71,061	4,806
	PNM Resources Inc.	124,644	4,768
	Black Hills Corp.	81,092	4,403
	NorthWestern Corp.	75,547	4,064
	South Jersey Industries Inc.	127,689	3,596
	El Paso Electric Co.	64,819	3,306
	Ormat Technologies Inc.	58,566	3,302
	MGE Energy Inc.	55,620	3,120
	American States Water Co.	56,874	3,018
*	Dynegy Inc.	221,501	2,995
	California Water Service Group	74,544	2,777
	Northwest Natural Gas Co.	45,770	2,639
	Chesapeake Utilities Corp.	25,269	1,778
*	Evoqua Water Technologies Corp.	69,498	1,480
	SJW Group	26,318	1,387
	Connecticut Water Service Inc.	21,373	1,294
*,^ Sunrun Inc.		136,213	1,216
	TerraForm Power Inc. Class A	103,634	1,112
	Unitil Corp.	20,917	971
	Middlesex Water Co.	22,801	837
	York Water Co.	18,866	585
*,^ Cadiz Inc.		39,801	537

*,^ Atlantic Power Corp.				200,570	421
	Artesian Resources Corp. Class A			10,544	385
*	Pure Cycle Corp.			27,785	263
	RGC Resources Inc.			9,964	253
*	AquaVenture Holdings Ltd.			16,546	205
^	Spark Energy Inc. Class A			17,307	205
*	Vivint Solar Inc.			40,695	148
*	US Geothermal Inc.			26,339	141
	Genie Energy Ltd. Class B			23,923	119
					1,192,494
Total Common Stocks (Cost $21,965,251)					41,986,872
Preferred Stocks (0.0%)

*,† GCI Liberty Inc. Pfd., 5.000% 3/10/39
	(Cost $73)			7,326	171
Temporary Cash Investments (0.7%)1
		Coupon
Money Market Fund (0.7%)
4,6 Vanguard Market Liquidity Fund		1.775%		3,028,190	302,819

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	1.432%	4/26/18	2,500	2,497
5	United States Treasury Bill	1.652%	6/14/18	500	498
5	United States Treasury Bill	1.510%–1.519%	6/21/18	7,571	7,543
					10,538
Total Temporary Cash Investments (Cost $313,333)					313,357
Total Investments (100.2%) (Cost $22,278,657)					42,300,400
Other Asset and Liabilities-Net (-0.2%)6					(84,745)
Net Assets (100%)					42,215,655

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $137,485,000.
† Security not classified by the fund’s benchmark index.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Security value determined using significant unobservable inputs.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Securities with a value of $10,109,000 have been segregated as initial margin for open futures contracts.
6 Includes $144,810,000 of collateral received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Institutional Total Stock Market Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2018	1,620	214,083	(9,380)
E-mini Russell 2000 Index	June 2018	119	9,111	(417)
				(9,797)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2018, based on the inputs used to value them:

Institutional Total Stock Market Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	41,985,616	9	1,247
Preferred Stocks	171	—	—
Temporary Cash Investments	302,819	10,538	—
Futures Contracts—Assets[1]	2,950	—	—
Total	42,291,556	10,547	1,247
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At March 31, 2018, the cost of investment securities for tax purposes was $22,279,740,000. Net unrealized appreciation of investment securities for tax purposes was $20,020,660,000, consisting of unrealized gains of $21,111,079,000 on securities that had risen in value since their purchase and $1,090,419,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: May 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: May 17, 2018

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: May 17, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.